      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2019.

                                                            FILE NOS. 333-185794
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 7                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2019 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
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                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- --------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Plus Variable Annuity; Purchasing a
                                                                                    Polaris Plus Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Plus Variable Annuity;
                                                                                    Purchasing a Polaris Plus Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Plus Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Plus Variable Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Plus Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                Variable Annuity

                                   PROSPECTUS

                                  MAY 1, 2019

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST").


This contract is no longer available for new sales.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




UNDERLYING FUNDS:                                         MANAGED BY:
  SA AB Growth Portfolio(1)                               AllianceBernstein L.P.
  SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio                   Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio               Franklin Mutual Advisers, LLC(2)
  SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International
  SA JPMorgan Diversified Balanced Portfolio              J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and
                                                          Massachusetts Financial Services Company
  SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(3)           Brandywine Global Investment Management LLC
  SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio(4)                    Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC
  SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated




1 On October 22, 2018, SA Wellington Growth Portfolio and SA WellsCap
  Fundamental Growth Portfolio merged into SA AB Growth Portfolio.


2 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.
3 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.
4 October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg Mason
  BW Large Cap Value Portfolio.


                                       2

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
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GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   6
   Maximum Owner Transaction Expenses...........................   6
   Contract Maintenance Fee.....................................   6
   Separate Account Charges.....................................   6
   Additional Optional Feature Fee..............................   6
      Optional Income Protector Fee.............................   6
   Total Annual Portfolio Operating Expenses....................   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   7
THE POLARIS PLUS VARIABLE ANNUITY...............................   8
PURCHASING A POLARIS PLUS VARIABLE ANNUITY......................   8
   Allocation of Purchase Payments..............................   9
   Accumulation Units...........................................  10
   Right to Examine.............................................  10
   Exchange Offers..............................................  11
   Important Information for Military Servicemembers............  11
INVESTMENT OPTIONS..............................................  11
   Variable Portfolios..........................................  11
      Anchor Series Trust.......................................  12
      SunAmerica Series Trust...................................  12
   Substitution, Addition or Deletion of Variable Portfolios....  13
   Fixed Accounts...............................................  13
   Dollar Cost Averaging Fixed Accounts.........................  14
   Dollar Cost Averaging Program................................  14
   Transfers During the Accumulation Phase......................  14
   Automatic Asset Rebalancing Program..........................  17
   Transfers During the Income Phase............................  17
   Voting Rights................................................  17
ACCESS TO YOUR MONEY............................................  17
   Withdrawal Restrictions......................................  18
   Texas Optional Retirement Program............................  18
   Systematic Withdrawal Program................................  18
   Loans........................................................  18
   Penalty Free Withdrawal Amount...............................  18
   Minimum Contract Value.......................................  18
   Qualified Contract Owners....................................  18
DEATH BENEFIT...................................................  19
EXPENSES........................................................  19
   Separate Account Charges.....................................  20
   Withdrawal Charges...........................................  20
   Exceptions to Withdrawal Charge..............................  20
   Income Protector Program Fee.................................  21
   Underlying Fund Expenses.....................................  21
   Transfer Fee.................................................  21
   Premium Tax..................................................  21
   Income Taxes.................................................  21
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  21
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  21
ANNUITY INCOME OPTIONS..........................................  23
   Annuity Date.................................................  23
   Annuity Income Options.......................................  23
   Fixed or Variable Annuity Income Payments....................  24
   Annuity Income Payments......................................  24
   Deferment of Payments........................................  24
   Optional Income Protector Program............................  24
TAXES...........................................................  26
   Annuity Contracts in General.................................  26
   Tax Treatment of Purchase Payments...........................  27
   Tax Treatment of Distributions...............................  27
   Required Minimum Distributions...............................  29
   Tax Treatment of Death Benefits..............................  29
   Contracts Owned by a Trust or Corporation....................  30
   Withholding..................................................  30
   Gifts, Pledges and/or Assignments of a Contract..............  31
   Diversification and Investor Control.........................  31
   Our Taxes....................................................  31
OTHER INFORMATION...............................................  31
   The Distributor..............................................  31
   The Company..................................................  31
   The Separate Account.........................................  32
   The General Account..........................................  33
   Financial Statements.........................................  33
   Administration...............................................  33
   Legal Proceedings............................................  34
   Registration Statements......................................  34
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  34
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR PROGRAM..................... B-1
APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED
  PRIOR TO DECEMBER 29, 2006.................................... C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... D-1
APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO NOVEMBER 24, 2003.................................... E-1


                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's Primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTRACT - The variable annuity contract issued by American General Life Insurance Company ("AGL"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AGL. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefit which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.


IRS - The Internal Revenue Service.

LATEST ANNUITY DATE - The first business day of the month following your 85th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Plus Variable Annuity is a Contract between you and the Company. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFIT IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1).....

                                                   6%


TRANSFER FEE........

                     None(2)


PREMIUM TAX(3)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE........ None

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fee................... 1.10%
  Distribution Expense Fee......................... 0.15%
                                                    ----
     Total Separate Account Annual Expenses........ 1.25%
                                                    ====


ADDITIONAL OPTIONAL FEATURE FEE
The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.


OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


OPTION                        ANNUAL FEE(4)
---------------------------- --------------
  Income Protector Plus.....     0.15%
  Income Protector Max......     0.30%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2019)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(5)   MAXIMUM(5)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.44%        1.26%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENT:.....   1    2    3    4    5    6   7+
  Schedule A*................................ 6%   6%   5%   5%   4%   0%   0%
  Schedule B**............................... 6%   6%   5%   5%   4%   4%   0%

   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.


     ** This Withdrawal Charge Schedule applies to all other participants.

 2 We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 4 The fee is deducted from your Contract value annually.


 5 The maximum and minimum expense is for an Underlying Fund of SunAmerica
   Series Trust, as of its fiscal year ended January 31, 2019. For the maximum expense, there is a contractual agreement with SunAmerica Series Trust under which it will waive 0.10% of its fee and the fee is 1.16% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.16%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.



                                       6

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.26%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $874     $1,362      $1,875      $3,131


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $274     $862        $1,475      $3,131



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.44%)


(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $761     $1,022      $1,307      $1,989

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $161     $522        $907        $1,989

EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


5. * The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.10% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.



                                       7

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                       THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     o Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     o     salary reduction contributions, arranged through your employer;
           and/or

     o     direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company


                                       8



approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


MAXIMUM ISSUE AGE

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       9



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request.


                                       10



Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


                                       11



We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

If applicable, your Plan may limit the Underlying Funds available under your Contract.



UNDERLYING FUNDS                                         MANAGED BY:                              TRUST   ASSET CLASS
-------------------------------------------------------- ---------------------------------------- ------- -----------------
 SA AB Growth Portfolio                                  AllianceBernstein L.P.                   SAST    STOCK
 SA DFS Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP             SAST    BOND
 SA Dogs of Wall Street Portfolio*                       SunAmerica Asset Management, LLC         SAST    STOCK
 SA Federated Corporate Bond Portfolio                   Federated Investment Management          SAST    BOND
                                                         Company
 SA Fidelity Institutional AM(R) Real Estate Portfolio   FIAM LLC                                 SAST    STOCK
 SA Franklin Small Company Value Portfolio               Franklin Mutual Advivsors, LLC           SAST    STOCK
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management           SAST    BOND
                                                         International
 SA JPMorgan Diversified Balanced Portfolio              J.P. Morgan Investment Management Inc.   SAST    ASSET ALLOCATION
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.   SAST    STOCK
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.   SAST    STOCK
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.   SAST    STOCK
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc.   SAST    BOND
                                                         and Massachusetts Financial Services
                                                         Company
 SA Large Cap Index Portfolio                            SunAmerica Asset Management, LLC         SAST    STOCK
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment             SAST    STOCK
                                                         Management, LLC
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management     SAST    STOCK
                                                         Inc.
 SA Oppenheimer Main Street Large Cap Portfolio          OppenheimerFunds, Inc.                   SAST    STOCK
 SA PGI Asset Allocation Portfolio                       Principal Global Investors, LLC          AST     ASSET ALLOCATION
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC               SAST    BOND
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC        SAST    STOCK
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP        AST     STOCK
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP        AST     BOND
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated    SAST    STOCK


* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income.

                                       12



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.

Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       13



DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available


                                       14



Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by U.S. Mail. Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.


For example, if you made a transfer on August 16, 2019 and within the previous twelve months (from August 17, 2018 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2019 must be submitted by U.S. Mail (from August 17, 2019 through August 16, 2020).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size,


                                       15



manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as


                                       16



other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:


     o by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; OR

     o by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     o subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.


                                       17



WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AGL that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AGL may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.


TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.


SYSTEMATIC WITHDRAWAL PROGRAM

If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.


LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AGL. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AGL's Annuity Service Center.


PENALTY FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, penalty free of a contractual withdrawal charge. The amount available for penalty free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous penalty free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.


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                                 DEATH BENEFIT
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If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal; or

     2.   Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the a money market or similar portfolio, or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and

      (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 24, 2003, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE FEATURES.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or


                                       19



administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.


SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5   6
 WITHDRAWAL CHARGE                     6%   6%   5%   5%   4%   0%

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6   7
 WITHDRAWAL CHARGE                     6%   6%   5%   5%   4%   4%   0%

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:

     o Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;

     o     Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     o     After your 10th Contract anniversary;

     o If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     o     Disability occurring after Contract issue;

     o     Hardship occurring after Contract issue;

     o     After separation from service occurring after Contract issue;

     o Loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     o To avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. Please see TAXES below.


                                       20



INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:


                           ANNUAL FEE AS A % OF YOUR
         OPTION               INCOME BENEFIT BASE
 Income Protector Plus                        0.15%
 Income Protector Max                         0.30%

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.



INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each


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Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a


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wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


ANNUITY INCOME OPTIONS

Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS
GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


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ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


OPTIONAL INCOME PROTECTOR PROGRAM

If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The


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amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME

We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

    (a)        is,

           o for the first year of calculation, your contract value on the date your participation in the program became effective, or;

           o for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;

    (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:


          OPTIONS              GROWTH RATE*
 The Income Protector Plus           3.25%
 The Income Protector Max            5.25%

* If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE INCOME PROTECTOR PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.


STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.


ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the seventh or later contract anniversary following the later of,

     o the effective date of your enrollment in the Income Protector program, or

     o     the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a)        is your Income Benefit Base as your Income Benefit Date, and;

    (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.


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The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     o     Life Annuity with 10 Year Period Certain; or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:


                             ANNUAL FEE AS A % OF
         OPTION            YOUR INCOME BENEFIT BASE
 Income Protector Plus                       0.15%
 Income Protector Max                        0.30%

Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


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Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


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Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the


                                       28



           joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as


                                       29



discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


                                       30



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an


                                       31



indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions;


                                       32



however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX C FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly


                                       33




dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       34

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                       FISCAL          FISCAL
                                                                        YEAR            YEAR          8 MONTHS
                                                                       ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   4/30/09         4/30/10         12/31/10
================================================================= =============== =============== ===============
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$34.958      (a)$23.916      (a)$32.067
                                                                  (b)$7.080       (b)$4.863       (b)$6.547
 Ending AUV...................................................... (a)$23.916      (a)$32.067      (a)$34.008
                                                                     (b)$4.863       (b)$6.547       (b)$6.961
 Ending Number of AUs............................................ (a)722,991      (a)667,171      (a)607,397
                                                                  (b)1,916        (b)1,867        (b)1,867

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV...................................................   (a)$14.162      (a)$14.073      (a)$13.888
                                                                    (b)$11.558      (b)$11.531      (b)$11.425
 Ending AUV......................................................   (a)$14.073      (a)$13.888      (a)$13.750
                                                                    (b)$11.531      (b)$11.425      (b)$11.342
 Ending Number of AUs............................................ (a)539,768      (a)416,237      (a)367,410
                                                                  (b)30           (b)30           (b)30

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SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV...................................................   (a)$12.748       (a)$8.704      (a)$11.924
                                                                    (b)$14.024       (b)$9.642      (b)$13.303
 Ending AUV......................................................    (a)$8.704      (a)$11.924      (a)$12.809
                                                                     (b)$9.642      (b)$13.303      (b)$14.366
 Ending Number of AUs............................................ (a)204,780      (a)177,753      (a)165,676
                                                                  (b)4            (b)4            (b)4

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SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV...................................................   (a)$19.340      (a)$18.660      (a)$23.636
                                                                    (b)$14.510      (b)$14.056      (b)$17.877
 Ending AUV......................................................   (a)$18.660      (a)$23.636      (a)$24.669
                                                                    (b)$14.056      (b)$17.877      (b)$18.707
 Ending Number of AUs............................................ (a)212,736      (a)201,210      (a)194,282
                                                                  (b)0            (b)0            (b)0

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SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$27.985      (a)$14.083      (a)$21.887
                                                                    (b)$29.088      (b)$14.694      (b)$22.894
 Ending AUV......................................................   (a)$14.083      (a)$21.887      (a)$22.932
                                                                    (b)$14.694      (b)$22.894      (b)$24.037
 Ending Number of AUs............................................ (a)109,677      (a)95,920       (a)94,506
                                                                  (b)15           (b)15           (b)15

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SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV...................................................   (a)$25.175      (a)$17.076      (a)$25.551
                                                                    (b)$17.949      (b)$12.227      (b)$18.364
 Ending AUV......................................................   (a)$17.076      (a)$25.551      (a)$27.296
                                                                    (b)$12.227      (b)$18.364      (b)$19.667
 Ending Number of AUs............................................ (a)196,153      (a)196,093      (a)199,740
                                                                  (b)362          (b)362          (b)362

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SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$21.158      (a)$20.179      (a)$22.354
                                                                    (b)$14.597      (b)$13.962      (b)$15.504
 Ending AUV......................................................   (a)$20.179      (a)$22.354      (a)$23.524
                                                                    (b)$13.962      (b)$15.504      (b)$16.349
 Ending Number of AUs............................................ (a)166,388      (a)152,370      (a)138,773
                                                                  (b)24           (b)24           (b)24

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$16.708      (a)$12.818      (a)$16.415
                                                                     (b)$8.454       (b)$6.512       (b)$8.373
 Ending AUV......................................................   (a)$12.818      (a)$16.415      (a)$17.264
                                                                     (b)$6.512       (b)$8.373       (b)$8.830
 Ending Number of AUs............................................ (a)1,080,942    (a)961,958      (a)878,526
                                                                  (b)524          (b)524          (b)524

------------------------------------------------------------------



                                                                       FISCAL         FISCAL        FISCAL        FISCAL
                                                                        YEAR           YEAR          YEAR          YEAR
                                                                       ENDED          ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11       12/31/12      12/31/13      12/31/14
================================================================= =============== ============= ============= =============
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$34.008      (a)$32.813    (a)$37.783    (a)$51.287
                                                                  (b)$6.961       (b)$6.744     (b)$7.796     (b)$10.626
 Ending AUV...................................................... (a)$32.813      (a)$37.783    (a)$51.287    (a)$57.824
                                                                     (b)$6.744     (b)$7.796    (b)$10.626    (b)$12.028
 Ending Number of AUs............................................ (a)530,178      (a)475,113    (a)402,437    (a)355,346
                                                                  (b)1,867        (b)1,180      (b)387        (b)387

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV...................................................   (a)$13.750    (a)$13.542    (a)$13.341    (a)$13.141
                                                                    (b)$11.342    (b)$11.215    (b)$11.093    (b)$10.971
 Ending AUV......................................................   (a)$13.542    (a)$13.341    (a)$13.141    (a)$12.942
                                                                    (b)$11.215    (b)$11.093    (b)$10.971    (b)$10.848
 Ending Number of AUs............................................ (a)336,087      (a)297,144    (a)241,694    (a)213,866
                                                                  (b)30           (b)30         (b)0          (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV...................................................   (a)$12.809    (a)$14.255    (a)$16.023    (a)$21.620
                                                                    (b)$14.366    (b)$16.097    (b)$18.238    (b)$24.738
 Ending AUV......................................................   (a)$14.255    (a)$16.023    (a)$21.620    (a)$23.647
                                                                    (b)$16.097    (b)$18.238    (b)$24.738    (b)$27.166
 Ending Number of AUs............................................ (a)158,911      (a)133,131    (a)119,163    (a)109,163
                                                                  (b)4            (b)4          (b)0          (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV...................................................   (a)$24.669    (a)$25.925    (a)$28.525    (a)$28.566
                                                                    (b)$18.707    (b)$19.739    (b)$21.805    (b)$22.402
 Ending AUV......................................................   (a)$25.925    (a)$28.525    (a)$28.566    (a)$29.848
                                                                    (b)$19.739    (b)$21.805    (b)$22.402    (b)$23.000
 Ending Number of AUs............................................ (a)169,566      (a)152,274    (a)139,847    (a)121,689
                                                                  (b)0            (b)0          (b)0          (b)0

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$22.932    (a)$24.492    (a)$28.356    (a)$27.420
                                                                    (b)$24.037    (b)$25.767    (b)$29.957    (b)$29.078
 Ending AUV......................................................   (a)$24.492    (a)$28.356    (a)$27.420    (a)$35.142
                                                                    (b)$25.767    (b)$29.957    (b)$29.078    (b)$37.416
 Ending Number of AUs............................................ (a)80,929       (a)70,623     (a)62,124     (a)53,952
                                                                  (b)15           (b)15         (b)0          (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV...................................................   (a)$27.296    (a)$26.087    (a)$30.366    (a)$40.598
                                                                    (b)$19.667    (b)$18.867    (b)$22.043    (b)$29.523
 Ending AUV......................................................   (a)$26.087    (a)$30.366    (a)$40.598    (a)$40.102
                                                                    (b)$18.867    (b)$22.043    (b)$29.523    (b)$29.279
 Ending Number of AUs............................................ (a)140,852      (a)118,130    (a)103,514    (a)87,253
                                                                  (b)362          (b)13         (b)0          (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$23.524    (a)$24.568    (a)$25.205    (a)$24.011
                                                                    (b)$16.349    (b)$17.137    (b)$17.671    (b)$16.910
 Ending AUV......................................................   (a)$24.568    (a)$25.205    (a)$24.011    (a)$23.632
                                                                    (b)$17.137    (b)$17.671    (b)$16.910    (b)$16.711
 Ending Number of AUs............................................ (a)121,501      (a)106,063    (a)92,384     (a)80,958
                                                                  (b)24           (b)24         (b)0          (b)0

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...................................................   (a)$17.264    (a)$17.438    (a)$19.482    (a)$22.989
                                                                     (b)$8.830     (b)$8.954    (b)$10.044    (b)$11.900
 Ending AUV......................................................   (a)$17.438    (a)$19.482    (a)$22.989    (a)$25.301
                                                                     (b)$8.954    (b)$10.044    (b)$11.900    (b)$13.149
 Ending Number of AUs............................................ (a)760,988      (a)693,200    (a)612,084    (a)531,359
                                                                  (b)524          (b)524        (b)72         (b)72

------------------------------------------------------------------



                                                                      FISCAL        FISCAL         FISCAL         FISCAL
                                                                       YEAR          YEAR           YEAR           YEAR
                                                                      ENDED          ENDED          ENDED          ENDED
VARIABLE PORTFOLIOS                                                  12/31/15      12/31/16       12/31/17       12/31/18
================================================================= ============= ============== ============== ==============
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$57.824    (a)$63.535     (a)$64.515     (a)$17.705
                                                                  (b)$12.028    (b)$13.269     (b)$13.527     (b)$84.104
 Ending AUV...................................................... (a)$63.535    (a)$64.515     (a)$17.705     (a)$17.962
                                                                  (b)$13.269     (b)$13.527     (b)$84.104     (b)$84.979
 Ending Number of AUs............................................ (a)322,875    (a)286,269     (a)387         (a)805
                                                                  (b)387        (b)387         (b)259,854     (b)358,271

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV................................................... (a)$12.942     (a)$12.754     (a)$12.584     (a)$10.618
                                                                  (b)$10.848     (b)$10.733     (b)$10.633     (b)$12.516
 Ending AUV...................................................... (a)$12.754     (a)$12.584     (a)$10.618     (a)$10.690
                                                                  (b)$10.733     (b)$10.633     (b)$12.516     (b)$12.551
 Ending Number of AUs............................................ (a)185,485    (a)162,765     (a)0           (a)0
                                                                  (b)0          (b)0           (b)148,901     (b)134,512

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV................................................... (a)$23.647     (a)$23.837     (a)$27.762     (a)$37.876
                                                                  (b)$27.166     (b)$27.493     (b)$32.149     (b)$32.578
 Ending AUV...................................................... (a)$23.837     (a)$27.762     (a)$37.876     (a)$37.440
                                                                  (b)$27.493     (b)$32.149     (b)$32.578     (b)$32.073
 Ending Number of AUs............................................ (a)91,135     (a)84,632      (a)0           (a)0
                                                                  (b)0          (b)0           (b)77,420      (b)67,079

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV................................................... (a)$29.848     (a)$29.118     (a)$31.273     (a)$25.685
                                                                  (b)$23.000     (b)$22.527     (b)$24.291     (b)$32.935
 Ending AUV...................................................... (a)$29.118     (a)$31.273     (a)$25.685     (a)$24.741
                                                                  (b)$22.527     (b)$24.291     (b)$32.935     (b)$31.598
 Ending Number of AUs............................................ (a)105,928    (a)86,389      (a)0           (a)0
                                                                  (b)0          (b)0           (b)77,434      (b)69,916

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$35.142     (a)$35.339     (a)$37.913     (a)$42.519
                                                                  (b)$37.416     (b)$37.777     (b)$40.690     (b)$39.460
 Ending AUV...................................................... (a)$35.339     (a)$37.913     (a)$42.519     (a)$39.435
                                                                  (b)$37.777     (b)$40.690     (b)$39.460     (b)$36.450
 Ending Number of AUs............................................ (a)50,379     (a)44,805      (a)0           (a)0
                                                                  (b)0          (b)0           (b)41,220      (b)37,260

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV................................................... (a)$40.102     (a)$36.652     (a)$47.377     (a)$37.968
                                                                  (b)$29.279     (b)$26.867     (b)$34.868     (b)$51.384
 Ending AUV...................................................... (a)$36.652     (a)$47.377     (a)$37.968     (a)$32.825
                                                                  (b)$26.867     (b)$34.868     (b)$51.384     (b)$44.245
 Ending Number of AUs............................................ (a)79,257     (a)73,382      (a)0           (a)0
                                                                  (b)0          (b)0           (b)65,819      (b)56,651

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$23.632     (a)$22.669     (a)$22.681     (a)$17.122
                                                                  (b)$16.711     (b)$16.093     (b)$16.166     (b)$23.925
 Ending AUV...................................................... (a)$22.669     (a)$22.681     (a)$17.122     (a)$16.555
                                                                  (b)$16.093     (b)$16.166     (b)$23.925     (b)$23.041
 Ending Number of AUs............................................ (a)67,594     (a)59,645      (a)0           (a)0
                                                                  (b)0          (b)0           (b)51,814      (b)47,503

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$25.301     (a)$24.995     (a)$26.453     (a)$15.742
                                                                  (b)$13.149     (b)$13.042     (b)$13.858     (b)$29.930
 Ending AUV...................................................... (a)$24.995     (a)$26.453     (a)$15.742     (a)$14.406
                                                                  (b)$13.042     (b)$13.858     (b)$29.930     (b)$27.279
 Ending Number of AUs............................................ (a)478,308    (a)432,632     (a)72          (a)72
                                                                  (b)72         (b)72          (b)383,264     (b)343,833

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-1



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR           8 MONTHS
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/09          4/30/10         12/31/10
================================================================= ================ ================ ================
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$25.638       (a)$13.652       (a)$20.801
                                                                  (b)$35.690       (b)$19.081       (b)$29.190
 Ending AUV...................................................... (a)$13.652       (a)$20.801       (a)$23.996
                                                                  (b)$19.081       (b)$29.190       (b)$33.762
 Ending Number of AUs............................................ (a)364,153       (a)341,570       (a)300,171
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$32.221       (a)$20.107       (a)$26.314
                                                                   (b)$9.529        (b)$5.964        (b)$7.823
 Ending AUV...................................................... (a)$20.107       (a)$26.314       (a)$27.890
                                                                   (b)$5.964        (b)$7.823        (b)$8.313
 Ending Number of AUs............................................ (a)645,017       (a)582,402       (a)522,215
                                                                  (b)190           (b)150           (b)150

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV................................................... (a)$25.181       (a)$14.680       (a)$20.153
                                                                  (b)$11.214        (b)$6.572        (b)$9.078
 Ending AUV...................................................... (a)$14.680       (a)$20.153       (a)$21.893
                                                                   (b)$6.572        (b)$9.078        (b)$9.912
 Ending Number of AUs............................................ (a)211,805       (a)192,113       (a)174,547
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV................................................... (a)$22.972       (a)$24.381       (a)$26.760
                                                                       (b)$0            (b)$0            (b)$0
 Ending AUV...................................................... (a)$24.381       (a)$26.760       (a)$27.385
                                                                       (b)$0            (b)$0            (b)$0
 Ending Number of AUs............................................ (a)72,809        (a)75,127        (a)84,900
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV................................................... (a)$10.293        (a)$6.560        (a)$8.950
                                                                   (b)$9.536        (b)$6.101        (b)$8.359
 Ending AUV......................................................  (a)$6.560        (a)$8.950        (a)$9.513
                                                                   (b)$6.101        (b)$8.359        (b)$8.907
 Ending Number of AUs............................................ (a)1,426,489     (a)1,249,940     (a)1,144,865
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$40.096       (a)$25.481       (a)$34.970
                                                                  (b)$14.422        (b)$9.202       (b)$12.680
 Ending AUV...................................................... (a)$25.481       (a)$34.970       (a)$37.103
                                                                   (b)$9.202       (b)$12.680       (b)$13.489
 Ending Number of AUs............................................ (a)410,122       (a)370,936       (a)341,410
                                                                  (b)952           (b)952           (b)952

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV................................................... (a)$16.414        (a)$9.452       (a)$12.640
                                                                  (b)$17.547       (b)$10.131       (b)$13.610
 Ending AUV......................................................  (a)$9.452       (a)$12.640       (a)$13.851
                                                                  (b)$10.131       (b)$13.610       (b)$14.950
 Ending Number of AUs............................................ (a)218,854       (a)199,036       (a)179,552
                                                                  (b)44            (b)44            (b)44

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV................................................... (a)$19.756       (a)$13.388       (a)$17.713
                                                                       (b)$0            (b)$0            (b)$0
 Ending AUV...................................................... (a)$13.388       (a)$17.713       (a)$19.296
                                                                       (b)$0            (b)$0            (b)$0
 Ending Number of AUs............................................ (a)128,495       (a)120,947       (a)105,232
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------



                                                                       FISCAL          FISCAL        FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR          YEAR
                                                                        ENDED          ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11        12/31/12      12/31/13      12/31/14
================================================================= ================ ============= ============= =============
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$23.996       (a)$17.516    (a)$20.541    (a)$19.600
                                                                  (b)$33.762       (b)$24.744    (b)$29.134    (b)$29.533
 Ending AUV...................................................... (a)$17.516       (a)$20.541    (a)$19.600    (a)$18.217
                                                                  (b)$24.744       (b)$29.134    (b)$29.533    (b)$26.045
 Ending Number of AUs............................................ (a)244,751       (a)209,847    (a)167,728    (a)145,632
                                                                  (b)0             (b)0          (b)0          (b)0

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$27.890       (a)$29.841    (a)$33.521    (a)$43.618
                                                                   (b)$8.313        (b)$8.934    (b)$10.118    (b)$13.230
 Ending AUV...................................................... (a)$29.841       (a)$33.521    (a)$43.618    (a)$49.153
                                                                   (b)$8.934       (b)$10.118    (b)$13.230    (b)$14.969
 Ending Number of AUs............................................ (a)437,644       (a)390,527    (a)344,335    (a)303,407
                                                                  (b)150           (b)150        (b)69         (b)69

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV................................................... (a)$21.893       (a)$19.376    (a)$22.367    (a)$27.876
                                                                   (b)$9.912        (b)$8.832    (b)$10.270    (b)$11.448
 Ending AUV...................................................... (a)$19.376       (a)$22.367    (a)$27.876    (a)$28.684
                                                                   (b)$8.832       (b)$10.270    (b)$11.448    (b)$13.292
 Ending Number of AUs............................................ (a)150,187       (a)134,335    (a)121,511    (a)104,475
                                                                  (b)0             (b)0          (b)0          (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV................................................... (a)$27.385       (a)$28.767    (a)$30.476    (a)$29.018
                                                                       (b)$0            (b)$0         (b)$0    (b)$23.265
 Ending AUV...................................................... (a)$28.767       (a)$30.476    (a)$29.018    (a)$30.036
                                                                       (b)$0            (b)$0    (b)$23.265    (b)$22.926
 Ending Number of AUs............................................ (a)80,320        (a)66,193     (a)58,953     (a)50,169
                                                                  (b)0             (b)0          (b)0          (b)0

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV...................................................  (a)$9.513        (a)$9.542    (a)$10.841    (a)$14.070
                                                                   (b)$8.907        (b)$8.970    (b)$10.233    (b)$11.728
 Ending AUV......................................................  (a)$9.542       (a)$10.841    (a)$14.070    (a)$15.713
                                                                   (b)$8.970       (b)$10.233    (b)$11.728    (b)$14.950
 Ending Number of AUs............................................ (a)1,008,160     (a)870,415    (a)784,852    (a)687,292
                                                                  (b)0             (b)0          (b)0          (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$37.103       (a)$35.092    (a)$39.062    (a)$51.570
                                                                  (b)$13.489       (b)$12.809    (b)$14.316    (b)$18.975
 Ending AUV...................................................... (a)$35.092       (a)$39.062    (a)$51.570    (a)$54.362
                                                                  (b)$12.809       (b)$14.316    (b)$18.975    (b)$20.083
 Ending Number of AUs............................................ (a)291,549       (a)245,322    (a)212,496    (a)182,733
                                                                  (b)952           (b)560        (b)331        (b)331

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV................................................... (a)$13.851       (a)$11.681    (a)$13.537    (a)$16.127
                                                                  (b)$14.950       (b)$12.625    (b)$14.744    (b)$17.645
 Ending AUV...................................................... (a)$11.681       (a)$13.537    (a)$16.127    (a)$14.580
                                                                  (b)$12.625       (b)$14.744    (b)$17.645    (b)$16.016
 Ending Number of AUs............................................ (a)151,511       (a)124,717    (a)111,206    (a)98,129
                                                                  (b)44            (b)44         (b)0          (b)0

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV................................................... (a)$19.296       (a)$19.036    (a)$21.967    (a)$28.469
                                                                       (b)$0            (b)$0         (b)$0    (b)$16.626
 Ending AUV...................................................... (a)$19.036       (a)$21.967    (a)$28.469    (a)$31.051
                                                                       (b)$0            (b)$0    (b)$16.626    (b)$21.074
 Ending Number of AUs............................................ (a)91,230        (a)71,673     (a)62,750     (a)55,128
                                                                  (b)0             (b)0          (b)0          (b)0

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15      12/31/16      12/31/17      12/31/18
================================================================= ============= ============= ============= =============
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$18.217    (a)$15.422    (a)$16.861    (a)$34.282
                                                                  (b)$26.045    (b)$22.137    (b)$24.300    (b)$23.693
 Ending AUV...................................................... (a)$15.422    (a)$16.861    (a)$34.282    (a)$27.396
                                                                  (b)$22.137    (b)$24.300    (b)$23.693    (b)$18.858
 Ending Number of AUs............................................ (a)128,649    (a)110,165    (a)0          (a)0
                                                                  (b)0          (b)0          (b)104,364    (b)89,006

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$49.153    (a)$47.486    (a)$54.190    (a)$19.511
                                                                  (b)$14.969    (b)$14.519    (b)$16.635    (b)$63.307
 Ending AUV...................................................... (a)$47.486    (a)$54.190    (a)$19.511    (a)$18.482
                                                                  (b)$14.519    (b)$16.635    (b)$63.307    (b)$59.726
 Ending Number of AUs............................................ (a)274,805    (a)244,793    (a)69         (a)69
                                                                  (b)69         (b)69         (b)220,753    (b)195,089

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV................................................... (a)$28.684    (a)$27.980    (a)$29.198    (a)$16.815
                                                                  (b)$13.292    (b)$13.017    (b)$13.638    (b)$35.856
 Ending AUV...................................................... (a)$27.980    (a)$29.198    (a)$16.815    (a)$14.826
                                                                  (b)$13.017    (b)$13.638    (b)$35.856    (b)$31.488
 Ending Number of AUs............................................ (a)93,398     (a)78,588     (a)0          (a)0
                                                                  (b)0          (b)0          (b)71,031     (b)65,228

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV................................................... (a)$30.036    (a)$29.627    (a)$30.247    (a)$23.987
                                                                  (b)$22.926    (b)$22.705    (b)$23.272    (b)$31.052
 Ending AUV...................................................... (a)$29.627    (a)$30.247    (a)$23.987    (a)$23.653
                                                                  (b)$22.705    (b)$23.272    (b)$31.052    (b)$30.496
 Ending Number of AUs............................................ (a)42,961     (a)34,781     (a)0          (a)0
                                                                  (b)0          (b)0          (b)34,476     (b)28,900

------------------------------------------------------------------
SA LARGE CAP INDEX PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV................................................... (a)$15.713    (a)$15.667    (a)$17.266    (a)$19.927
                                                                  (b)$14.950    (b)$14.965    (b)$16.559    (b)$20.696
 Ending AUV...................................................... (a)$15.667    (a)$17.266    (a)$19.927    (a)$18.820
                                                                  (b)$14.965    (b)$16.559    (b)$20.696    (b)$19.467
 Ending Number of AUs............................................ (a)615,692    (a)564,057    (a)0          (a)0
                                                                  (b)0          (b)0          (b)521,147    (b)468,753

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$54.362    (a)$54.391    (a)$61.558    (a)$27.406
                                                                  (b)$20.083    (b)$20.174    (b)$22.924    (b)$73.303
 Ending AUV...................................................... (a)$54.391    (a)$61.558    (a)$27.406    (a)$24.826
                                                                  (b)$20.174    (b)$22.924    (b)$73.303    (b)$66.134
 Ending Number of AUs............................................ (a)159,511    (a)142,883    (a)331        (a)331
                                                                  (b)331        (b)331        (b)122,454    (b)119,697

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV................................................... (a)$14.580    (a)$14.437    (a)$13.979    (a)$19.194
                                                                  (b)$16.016    (b)$15.923    (b)$15.480    (b)$17.264
 Ending AUV...................................................... (a)$14.437    (a)$13.979    (a)$19.194    (a)$16.373
                                                                  (b)$15.923    (b)$15.480    (b)$17.264    (b)$14.668
 Ending Number of AUs............................................ (a)90,150     (a)76,654     (a)0          (a)0
                                                                  (b)0          (b)0          (b)69,001     (b)61,368

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV................................................... (a)$31.051    (a)$31.585    (a)$34.831    (a)$27.614
                                                                  (b)$21.074    (b)$21.523    (b)$23.829    (b)$40.204
 Ending AUV...................................................... (a)$31.585    (a)$34.831    (a)$27.614    (a)$25.226
                                                                  (b)$21.523    (b)$23.829    (b)$40.204    (b)$36.578
 Ending Number of AUs............................................ (a)48,963     (a)43,551     (a)0          (a)0
                                                                  (b)0          (b)0          (b)41,164     (b)34,964

------------------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-2



                                                                      FISCAL        FISCAL
                                                                       YEAR          YEAR        8 MONTHS
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  4/30/09       4/30/10       12/31/10
================================================================= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV................................................... (a)$26.899    (a)$20.967    (a)$26.771
                                                                  (b)$15.390    (b)$12.003    (b)$15.343
 Ending AUV...................................................... (a)$20.967    (a)$26.771    (a)$28.566
                                                                  (b)$12.003    (b)$15.343    (b)$16.414
 Ending Number of AUs............................................ (a)290,132    (a)256,963    (a)240,440
                                                                  (b)22         (b)22         (b)22

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV................................................... (a)$21.247    (a)$15.780    (a)$21.548
                                                                  (b)$15.363    (b)$11.426    (b)$15.625
 Ending AUV...................................................... (a)$15.780    (a)$21.548    (a)$22.924
                                                                  (b)$11.426    (b)$15.625    (b)$16.655
 Ending Number of AUs............................................ (a)125,934    (a)119,326    (a)116,270
                                                                  (b)21         (b)21         (b)21

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$19.595    (a)$10.112    (a)$13.617
                                                                  (b)$13.910     (b)$7.207     (b)$9.744
 Ending AUV...................................................... (a)$10.112    (a)$13.617    (a)$14.572
                                                                   (b)$7.207     (b)$9.744    (b)$10.455
 Ending Number of AUs............................................ (a)345,299    (a)300,805    (a)260,209
                                                                  (b)712        (b)712        (b)712

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$50.969    (a)$33.199    (a)$47.916
                                                                  (b)$12.021     (b)$7.861    (b)$11.392
 Ending AUV...................................................... (a)$33.199    (a)$47.916    (a)$54.119
                                                                   (b)$7.861    (b)$11.392    (b)$12.901
 Ending Number of AUs............................................ (a)320,932    (a)289,313    (a)270,056
                                                                  (b)926        (b)926        (b)926

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV................................................... (a)$18.940    (a)$19.374    (a)$20.257
                                                                  (b)$14.064    (b)$14.444    (b)$15.164
 Ending AUV...................................................... (a)$19.374    (a)$20.257    (a)$20.586
                                                                  (b)$14.444    (b)$15.164    (b)$15.451
 Ending Number of AUs............................................ (a)844,486    (a)712,133    (a)631,123
                                                                  (b)77         (b)77         (b)77

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$15.857     (a)$8.598    (a)$12.762
                                                                   (b)$6.313     (b)$3.437     (b)$5.122
 Ending AUV......................................................  (a)$8.598    (a)$12.762    (a)$13.714
                                                                   (b)$3.437     (b)$5.122     (b)$5.518
 Ending Number of AUs............................................ (a)300,673    (a)277,689    (a)263,970
                                                                  (b)12         (b)12         (b)12

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12      12/31/13      12/31/14
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV................................................... (a)$28.566    (a)$28.473    (a)$31.477    (a)$36.647
                                                                  (b)$16.414    (b)$16.420    (b)$18.218    (b)$21.295
 Ending AUV...................................................... (a)$28.473    (a)$31.477    (a)$36.647    (a)$38.892
                                                                  (b)$16.420    (b)$18.218    (b)$21.295    (b)$22.690
 Ending Number of AUs............................................ (a)212,131    (a)179,463    (a)154,442    (a)135,957
                                                                  (b)22         (b)22         (b)0          (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV................................................... (a)$22.924    (a)$23.608    (a)$27.275    (a)$29.067
                                                                  (b)$16.655    (b)$17.187    (b)$19.971    (b)$21.393
 Ending AUV...................................................... (a)$23.608    (a)$27.275    (a)$29.067    (a)$28.949
                                                                  (b)$17.187    (b)$19.971    (b)$21.393    (b)$21.391
 Ending Number of AUs............................................ (a)111,602    (a)103,998    (a)92,696     (a)80,674
                                                                  (b)21         (b)21         (b)0          (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$14.572    (a)$12.406    (a)$14.860    (a)$17.910
                                                                  (b)$10.455     (b)$8.937    (b)$10.747    (b)$13.005
 Ending AUV...................................................... (a)$12.406    (a)$14.860    (a)$17.910    (a)$16.015
                                                                   (b)$8.937    (b)$10.747    (b)$13.005    (b)$11.677
 Ending Number of AUs............................................ (a)220,559    (a)191,547    (a)162,087    (a)140,803
                                                                  (b)712        (b)361        (b)318        (b)318

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$54.119    (a)$49.680    (a)$60.786    (a)$81.537
                                                                  (b)$12.901    (b)$11.890    (b)$14.607    (b)$19.672
 Ending AUV...................................................... (a)$49.680    (a)$60.786    (a)$81.537    (a)$92.797
                                                                  (b)$11.890    (b)$14.607    (b)$19.672    (b)$22.478
 Ending Number of AUs............................................ (a)244,867    (a)209,288    (a)184,321    (a)163,503
                                                                  (b)926        (b)450        (b)0          (b)0

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV................................................... (a)$20.586    (a)$21.772    (a)$22.316    (a)$21.579
                                                                  (b)$15.451    (b)$16.406    (b)$16.884    (b)$16.392
 Ending AUV...................................................... (a)$21.772    (a)$22.316    (a)$21.579    (a)$22.412
                                                                  (b)$16.406    (b)$16.884    (b)$16.392    (b)$17.092
 Ending Number of AUs............................................ (a)538,912    (a)465,006    (a)402,086    (a)332,843
                                                                  (b)77         (b)0          (b)0          (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$13.714    (a)$13.275    (a)$15.237    (a)$21.510
                                                                   (b)$5.518     (b)$5.363     (b)$6.180     (b)$8.760
 Ending AUV...................................................... (a)$13.275    (a)$15.237    (a)$21.510    (a)$21.360
                                                                   (b)$5.363     (b)$6.180     (b)$8.760     (b)$8.734
 Ending Number of AUs............................................ (a)240,000    (a)212,053    (a)195,378    (a)177,420
                                                                  (b)12         (b)12         (b)0          (b)0

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/15      12/31/16      12/31/17      12/31/18
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV................................................... (a)$38.892     (a)$37.747    (a)$41.297    (a)$27.393
                                                                  (b)$22.690     (b)$22.110    (b)$24.286    (b)$46.395
 Ending AUV...................................................... (a)$37.747     (a)$41.297    (a)$27.393    (a)$25.926
                                                                  (b)$22.110     (b)$24.286    (b)$46.395    (b)$43.734
 Ending Number of AUs............................................ (a)121,516    (a)97,556     (a)0          (a)0
                                                                  (b)0          (b)0          (b)85,962     (b)73,235

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV................................................... (a)$28.949     (a)$27.361    (a)$31.954    (a)$25.898
                                                                  (b)$21.391     (b)$20.299    (b)$23.801    (b)$34.630
 Ending AUV...................................................... (a)$27.361     (a)$31.954    (a)$25.898    (a)$24.680
                                                                  (b)$20.299     (b)$23.801    (b)$34.630    (b)$32.870
 Ending Number of AUs............................................ (a)69,626     (a)57,434     (a)0          (a)0
                                                                  (b)0          (b)0          (b)48,529     (b)42,718

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$16.015     (a)$15.563    (a)$15.602    (a)$14.154
                                                                  (b)$11.677     (b)$11.392    (b)$11.466    (b)$19.182
 Ending AUV...................................................... (a)$15.563     (a)$15.602    (a)$14.154    (a)$11.558
                                                                  (b)$11.392     (b)$11.466    (b)$19.182    (b)$15.601
 Ending Number of AUs............................................ (a)129,522    (a)108,070    (a)318        (a)318
                                                                  (b)318        (b)318        (b)97,220     (b)87,963

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$92.797     (a)$99.646   (a)$100.364    (a)$32.264
                                                                  (b)$22.478     (b)$24.234    (b)$24.506   (b)$131.612
 Ending AUV...................................................... (a)$99.646    (a)$100.364    (a)$32.264    (a)$31.749
                                                                  (b)$24.234     (b)$24.506   (b)$131.612   (b)$128.992
 Ending Number of AUs............................................ (a)147,508    (a)130,509    (a)0          (a)0
                                                                  (b)0          (b)0          (b)116,250    (b)102,644

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV................................................... (a)$22.412     (a)$22.253    (a)$22.300    (a)$17.497
                                                                  (b)$17.092     (b)$17.039    (b)$17.143    (b)$22.670
 Ending AUV...................................................... (a)$22.253     (a)$22.300    (a)$17.497    (a)$17.359
                                                                  (b)$17.039     (b)$17.143    (b)$22.670    (b)$22.401
 Ending Number of AUs............................................ (a)296,485    (a)255,239    (a)0          (a)0
                                                                  (b)0          (b)0          (b)234,435    (b)208,406

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV................................................... (a)$21.360     (a)$20.845    (a)$22.106    (a)$11.707
                                                                   (b)$8.734      (b)$8.557     (b)$9.111    (b)$28.291
 Ending AUV...................................................... (a)$20.845     (a)$22.106    (a)$11.707    (a)$10.820
                                                                   (b)$8.557      (b)$9.111    (b)$28.291    (b)$26.042
 Ending Number of AUs............................................ (a)162,381    (a)143,576    (a)0          (a)0
                                                                  (b)0          (b)0          (b)137,527    (b)117,828

------------------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


                               INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                              PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE            OPTION      1 - 6       7         10         15         20
--------------------------   ----------   -------   -------   --------   --------   -------
    Male or Female                Plus    5,500     6,379     8,275      10,931     10,931
    Age 45*                        Max    6,290     7,728     11,035     16,044     16,044
--------------------------   ----------   -----     -----     ------     ------     ------
    Joint Spousal Owners          Plus    4,884     5,603     7,119      9,164      7,164
    Age 45**                       Max    5,586     6,788      9,493     13,451     13,451
--------------------------   ----------   -----     -----     ------     ------     ------

*     Life Annuity with 10-year Period Certain

**    Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


                          INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                         PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION      1 - 6       7         10         15         20
---------------------   ----------   -------   -------   --------   --------   -------
    Male                     Plus    5,744     6,683     8,717      11,571     11,571
    Age 45*                   Max    6,569     8,096     11,624     16,982     16,982
---------------------   ----------   -----     -----     ------     ------     ------
    Female                   Plus    5,256     6,075     7,833      10,292     10,292
    Age 45*                   Max    6,011     7,360     10,446     15,106     15,106
---------------------   ----------   -----     -----     ------     ------     ------

*     Life Annuity with 10-year Period Certain

                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      C-1

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          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
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 PROSPECTUS PROVISION                     AVAILABILITY OR VARIATION                      ISSUE STATE
Premium Tax            We deduct premium tax charges of 0.50% for Qualified contracts  California and 2.35% for Non-Qualified contracts
                       based on contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 2.0% for Non-Qualified         Maine
                         contracts based on total Purchase Payments
                       when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified         Nevada
                         contracts based on contract value when you
                       begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium tax   South Dakota
                         charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin the
                         Income Phase. For any amount in excess
                       of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
                       contracts based on total Purchase Payments when you begin the
                         Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified contracts   West Virginia
                         and 1.0% for Non-Qualified contracts
                       based on contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified         Wyoming
                         contracts based on total Purchase Payments
                       when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $25 fee.         Oregon
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 fee.         Texas


                                      D-1

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  APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24, 2003
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THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTION IF YOUR CONTRACT WAS ISSUED BEFORE NOVEMBER 24, 2003:


If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary.

The death benefit (unless limited by your Plan) is the greatest of:

  1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or

  2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

      We do not pay a death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.


                                      E-1



        Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

                         POLARIS PLUS VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2019


                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   15
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Plus contracts were issued by SunAmerica Annuity in all states except New York.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee or withdrawal charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges, contract maintenance fee, withdrawal charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

If the Income Protector program is available and contract holders elect to begin annuity income payments using the Income Protector program, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the annuity income option selected.

The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase

Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible; if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The

Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                                      -16-

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                 Variable Annuity Account Seven
                                        American General Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Annuity Account Seven indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Variable Annuity Account Seven as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     American Funds IS Global Small
  Fund Class 2                           Capitalization Fund Class 4
American Funds IS Asset Allocation
  Fund Class 4                         American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4    American Funds IS Growth Fund Class 4
American Funds IS Capital Income       American Funds IS Growth-Income Fund
  Builder Class 4                        Class 2
American Funds IS Global Bond Fund     American Funds IS Growth-Income Fund
  Class 4                                Class 4
American Funds IS Global Growth Fund   American Funds IS International Fund
  Class 2                                Class 4
American Funds IS Global Growth Fund   AST SA Wellington Government and
  Class 4                                Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income    AST SA Wellington Growth Portfolio
  Portfolio Class 3 (7)                  Class 1 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
  Class 1                                Class 3 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Natural Resources
  Class 3                                Portfolio Class 3 (2) (8)
AST SA Wellington Capital              AST SA Wellington Strategic
  Appreciation Portfolio Class 1         Multi-Asset Portfolio Class 3
AST SA Wellington Capital              FTVIP Franklin Rising Dividends VIP
  Appreciation Portfolio Class 3         Fund Class 2
AST SA Wellington Government and       FTVIP Franklin Strategic Income VIP
  Quality Bond Portfolio Class 1         Fund Class 2
FTVIP Franklin Founding Funds          FTVIP Templeton Global Bond VIP Fund
  Allocation VIP Fund Class 2            Class 2
                                       Invesco V.I. Equity and Income Fund
FTVIP Franklin Income VIP Fund Class 2   Series II
FTVIP Franklin Mutual Global           Invesco V.I. Growth and Income Fund
  Discovery VIP Fund Class 2             Series II
Goldman Sachs VIT Government Money     Lord Abbett Mid Cap Stock Portfolio
  Market Fund Service Class              Class VC
Invesco V.I. American Franchise Fund   Lord Abbett Total Return Portfolio
  Series II                              Class VC
Invesco V.I. American Value Fund       SST SA Allocation Moderate Portfolio
  Series II                              Class 3
                                       SST SA Putnam Asset Allocation
Invesco V.I. Comstock Fund Series II     Diversified Growth Portfolio Class 3
Lord Abbett Bond Debenture Portfolio   SST SA Wellington Real Return
  Class VC                               Portfolio Class 3
Lord Abbett Developing Growth          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 1
Lord Abbett Growth and Income          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 3
SST SA Allocation Balanced Portfolio   SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 1
SST SA Allocation Growth Portfolio     SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 3
SST SA Allocation Moderate Growth      SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                      Portfolio Class 1
                                       SAST SA JPMorgan Mid-Cap Growth
SAST SA AB Growth Portfolio Class 1      Portfolio Class 3
                                       SAST SA Large Cap Growth Index
SAST SA AB Growth Portfolio Class 3      Portfolio Class 3 (6)
SAST SA AB Small & Mid Cap Value       SAST SA Large Cap Index Portfolio
  Portfolio Class 3                      Class 1
SAST SA Boston Company Capital Growth  SAST SA Large Cap Index Portfolio
  Portfolio Class 1 (3) (8)              Class 3
SAST SA Boston Company Capital Growth  SAST SA Large Cap Value Index
  Portfolio Class 3 (3) (8)              Portfolio Class 3 (6)
SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 1                                Portfolio Class 1

SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 3                                Portfolio Class 3
SAST SA DFA Ultra Short Bond           SAST SA Legg Mason Tactical
  Portfolio Class 1                      Opportunities Class 3
SAST SA DFA Ultra Short Bond           SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Blue Chip Growth
  Class 1                                Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Massachusetts Investors
  Class 3                                Trust Portfolio Class 1
SAST SA Emerging Markets Equity Index  SAST SA MFS Massachusetts Investors
  Portfolio Class 3 (6)                  Trust Portfolio Class 3
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1                      Class 1 (4) (8)
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 3                      Class 3 (4) (8)
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 1          Class 1
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 3          Class 3
SAST SA Fixed Income Index Portfolio   SAST SA Mid Cap Index Portfolio
  Class 3                                Class 3
SAST SA Fixed Income Intermediate      SAST SA Morgan Stanley International
  Index Portfolio Class 3                Equities Portfolio Class 1
SAST SA Franklin Small Company Value   SAST SA Morgan Stanley International
  Portfolio Class 1                      Equities Portfolio Class 3 (7)
SAST SA Franklin Small Company Value   SAST SA Oppenheimer Main Street Large
  Portfolio Class 3                      Cap Portfolio Class 1
SAST SA Global Index Allocation 60/40  SAST SA Oppenheimer Main Street Large
  Portfolio Class 3 (6)                  Cap Portfolio Class 3
SAST SA Global Index Allocation 75/25  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 1
SAST SA Global Index Allocation 90/10  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 3
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 1                      and Income Portfolio Class 1
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 3                      and Income Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset      SAST SA Small Cap Index Portfolio
  Insights Portfolio Class 3             Class 3
SAST SA Index Allocation 60/40         SAST SA T. Rowe Price Asset
  Portfolio Class 3                      Allocation Growth Portfolio Class 3
SAST SA Index Allocation 80/20         SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                      Portfolio Class 3
SAST SA Index Allocation 90/10         SAST SA Templeton Foreign Value
  Portfolio Class 3                      Portfolio Class 3
SAST SA International Index Portfolio  SAST SA VCP Dynamic Allocation
  Class 3                                Portfolio Class 3
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                      Portfolio Class 1
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      Portfolio Class 3
SAST SA Invesco VCP Equity-Income      SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 1 (5) (8)
SAST SA Janus Focused Growth           SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 3 (5) (8)
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3
SAST SA JPMorgan Equity-Income
  Portfolio Class 1
SAST SA JPMorgan Equity-Income
  Portfolio Class 3

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(5) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(6)  For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(7) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(8) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts in the Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners-     Owners-       Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds IS Asset Allocation Fund
  Class 2                                   $313,819,502     $--    $313,819,502 $1,108,615 $312,710,887  $313,819,502
American Funds IS Asset Allocation Fund
  Class 4                                     40,196,348      --      40,196,348         --   40,196,348    40,196,348
American Funds IS Bond Fund Class 4           12,780,250      --      12,780,250         --   12,780,250    12,780,250
American Funds IS Capital Income Builder
  Class 4                                     16,567,381      --      16,567,381         --   16,567,381    16,567,381
American Funds IS Global Bond Fund
  Class 4                                      3,513,984      --       3,513,984         --    3,513,984     3,513,984
American Funds IS Global Growth Fund
  Class 2                                    267,836,015      --     267,836,015  1,102,686  266,733,329   267,836,015
American Funds IS Global Growth Fund
  Class 4                                     13,856,860      --      13,856,860      8,906   13,847,954    13,856,860
American Funds IS Global Small
  Capitalization Fund Class 4                  4,174,164      --       4,174,164         --    4,174,164     4,174,164
American Funds IS Growth Fund Class 2        226,735,625      --     226,735,625  1,006,581  225,729,044   226,735,625
American Funds IS Growth Fund Class 4         28,376,503      --      28,376,503     10,541   28,365,962    28,376,503
American Funds IS Growth-Income Fund
  Class 2                                    359,548,435      --     359,548,435  1,731,495  357,816,940   359,548,435
American Funds IS Growth-Income Fund
  Class 4                                     43,011,140      --      43,011,140      9,498   43,001,642    43,011,140
American Funds IS International Fund
  Class 4                                      7,019,140      --       7,019,140         --    7,019,140     7,019,140
AST SA PGI Asset Allocation Portfolio
  Class 1                                      7,411,620      --       7,411,620     25,700    7,385,920     7,411,620
AST SA PGI Asset Allocation Portfolio
  Class 3                                     15,322,864      --      15,322,864    106,689   15,216,175    15,322,864
AST SA Wellington Capital Appreciation
  Portfolio Class 1                           63,749,065      --      63,749,065    287,118   63,461,947    63,749,065
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          162,286,170      --     162,286,170    407,335  161,878,835   162,286,170
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              24,881,829      --      24,881,829     49,261   24,832,568    24,881,829
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             176,786,183      --     176,786,183    121,039  176,665,144   176,786,183
AST SA Wellington Strategic Multi-Asset
  Portfolio Class 3                              317,044      --         317,044         --      317,044       317,044
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 21,724,060      --      21,724,060    130,756   21,593,304    21,724,060
FTVIP Franklin Income VIP Fund Class 2        41,643,043      --      41,643,043    147,926   41,495,117    41,643,043
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                             6,538,375      --       6,538,375         --    6,538,375     6,538,375
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                                10,519,802      --      10,519,802         --   10,519,802    10,519,802
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,919,560      --       1,919,560         --    1,919,560     1,919,560
FTVIP Templeton Global Bond VIP Fund
  Class 2                                      2,072,431      --       2,072,431         --    2,072,431     2,072,431
Goldman Sachs VIT Government Money
  Market Fund Service Class                    5,288,898      --       5,288,898         --    5,288,898     5,288,898
Invesco V.I. American Franchise Fund
  Series II                                    6,569,450      --       6,569,450     22,394    6,547,056     6,569,450
Invesco V.I. American Value Fund Series
  II                                           1,917,565      --       1,917,565         --    1,917,565     1,917,565
Invesco V.I. Comstock Fund Series II         233,387,078      --     233,387,078    758,082  232,628,996   233,387,078
Invesco V.I. Equity and Income Fund
  Series II                                    8,052,808      --       8,052,808         --    8,052,808     8,052,808
Invesco V.I. Growth and Income Fund
  Series II                                  239,132,960      --     239,132,960    491,737  238,641,223   239,132,960
Lord Abbett Bond Debenture Portfolio
  Class VC                                     8,783,520      --       8,783,520         --    8,783,520     8,783,520
Lord Abbett Developing Growth Portfolio
  Class VC                                       830,219      --         830,219         --      830,219       830,219
Lord Abbett Growth and Income Portfolio
  Class VC                                    77,514,496      --      77,514,496    682,433   76,832,063    77,514,496
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                    51,290,441      --      51,290,441    309,850   50,980,591    51,290,441
Lord Abbett Total Return Portfolio
  Class VC                                     7,147,234      --       7,147,234         --    7,147,234     7,147,234
SST SA Allocation Balanced Portfolio
  Class 3                                        533,300      --         533,300         --      533,300       533,300
SST SA Allocation Growth Portfolio
  Class 3                                        964,941      --         964,941         --      964,941       964,941
SST SA Allocation Moderate Growth
  Portfolio Class 3                              506,553      --         506,553         --      506,553       506,553
SST SA Allocation Moderate Portfolio
  Class 3                                        326,677      --         326,677         --      326,677       326,677
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3           641,532      --         641,532         --      641,532       641,532
SST SA Wellington Real Return Portfolio
  Class 3                                     80,871,642      --      80,871,642      2,522   80,869,120    80,871,642
SAST SA AB Growth Portfolio Class 1           55,159,206      --      55,159,206    246,408   54,912,798    55,159,206
SAST SA AB Growth Portfolio Class 3           37,496,816      --      37,496,816     97,230   37,399,586    37,496,816
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           42,053,433      --      42,053,433     34,680   42,018,753    42,053,433
SAST SA Columbia Technology Portfolio
  Class 1                                        647,541      --         647,541         --      647,541       647,541
SAST SA Columbia Technology Portfolio
  Class 3                                      3,225,691      --       3,225,691         --    3,225,691     3,225,691
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                      7,146,210      --       7,146,210     58,225    7,087,985     7,146,210
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                     12,868,966      --      12,868,966     50,773   12,818,193    12,868,966
SAST SA Dogs of Wall Street Portfolio
  Class 1                                      5,162,127      --       5,162,127         --    5,162,127     5,162,127
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     39,364,435      --      39,364,435    182,338   39,182,097    39,364,435
SAST SA Emerging Markets Equity Index
  Portfolio Class 3                               70,726      --          70,726         --       70,726        70,726
SAST SA Federated Corporate Bond
  Portfolio Class 1                           34,842,192      --      34,842,192     58,778   34,783,414    34,842,192
SAST SA Federated Corporate Bond
  Portfolio Class 3                          191,733,742      --     191,733,742    335,473  191,398,269   191,733,742
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 1                     3,293,292      --       3,293,292      1,926    3,291,366     3,293,292
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 3                    15,877,904      --      15,877,904      5,781   15,872,123    15,877,904
SAST SA Fixed Income Index Portfolio
  Class 3                                        203,692      --         203,692         --      203,692       203,692
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                         72,272      --          72,272         --       72,272        72,272
SAST SA Franklin Small Company Value
  Portfolio Class 1                            2,506,564      --       2,506,564         --    2,506,564     2,506,564
SAST SA Franklin Small Company Value
  Portfolio Class 3                           32,291,413      --      32,291,413     25,982   32,265,431    32,291,413
SAST SA Global Index Allocation 60/40
  Portfolio Class 3                              534,978      --         534,978         --      534,978       534,978

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                    Due from
                                                      (to)
                                                    Company's                Contract                    Net Assets
                                                     General                 Owners-  Contract Owners- Attributable to
                                     Investments at Account,                 Annuity    Accumulation   Contract Owner
Sub-accounts                           Fair Value      Net      Net Assets   Reserves     Reserves        Reserves
------------                         -------------- --------- -------------- -------- ---------------- ---------------
SAST SA Global Index Allocation
  75/25 Portfolio Class 3            $    1,091,756    $--    $    1,091,756 $     --  $    1,091,756  $    1,091,756
SAST SA Global Index Allocation
  90/10 Portfolio Class 3                 1,069,932     --         1,069,932       --       1,069,932       1,069,932
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                  7,624,355     --         7,624,355    2,567       7,621,788       7,624,355
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3                 51,059,139     --        51,059,139   68,224      50,990,915      51,059,139
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 3           19,143     --            19,143       --          19,143          19,143
SAST SA Index Allocation 60/40
  Portfolio Class 3                       1,479,783     --         1,479,783       --       1,479,783       1,479,783
SAST SA Index Allocation 80/20
  Portfolio Class 3                       1,860,666     --         1,860,666       --       1,860,666       1,860,666
SAST SA Index Allocation 90/10
  Portfolio Class 3                       2,293,278     --         2,293,278       --       2,293,278       2,293,278
SAST SA International Index
  Portfolio Class 3                          39,450     --            39,450       --          39,450          39,450
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         1,467,804     --         1,467,804       --       1,467,804       1,467,804
SAST SA Invesco Growth
  Opportunities Portfolio Class 3        17,313,849     --        17,313,849    2,205      17,311,644      17,313,849
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3              103,391,392     --       103,391,392       --     103,391,392     103,391,392
SAST SA Janus Focused Growth
  Portfolio Class 3                      25,445,380     --        25,445,380      959      25,444,421      25,445,380
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1             14,042,704     --        14,042,704   51,580      13,991,124      14,042,704
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3             29,363,530     --        29,363,530   81,435      29,282,095      29,363,530
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1               3,845,031     --         3,845,031    6,572       3,838,459       3,845,031
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              18,685,346     --        18,685,346    6,570      18,678,776      18,685,346
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      15,911,577     --        15,911,577   74,478      15,837,099      15,911,577
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      80,368,331     --        80,368,331   52,049      80,316,282      80,368,331
SAST SA JPMorgan Global Equities
  Portfolio Class 1                       3,777,505     --         3,777,505    3,491       3,774,014       3,777,505
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       5,135,096     --         5,135,096    1,927       5,133,169       5,135,096
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      15,925,207     --        15,925,207    2,897      15,922,310      15,925,207
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     207,345,354     --       207,345,354  105,061     207,240,293     207,345,354
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1                4,869,529     --         4,869,529    7,671       4,861,858       4,869,529
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               30,610,459     --        30,610,459   58,371      30,552,088      30,610,459
SAST SA Large Cap Growth Index
  Portfolio Class 3                          21,457     --            21,457       --          21,457          21,457
SAST SA Large Cap Index Portfolio
  Class 1                                 9,125,102     --         9,125,102   21,696       9,103,406       9,125,102
SAST SA Large Cap Index Portfolio
  Class 3                                   108,884     --           108,884       --         108,884         108,884
SAST SA Large Cap Value Index
  Portfolio Class 3                          23,665     --            23,665       --          23,665          23,665
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1            39,300,810     --        39,300,810  202,754      39,098,056      39,300,810
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3            97,044,982     --        97,044,982  114,503      96,930,479      97,044,982
SAST SA Legg Mason Tactical
  Opportunities Class 3                      53,072     --            53,072       --          53,072          53,072
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       1,317,303     --         1,317,303       --       1,317,303       1,317,303
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      24,049,728     --        24,049,728      924      24,048,804      24,049,728
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1       3,567,326     --         3,567,326   24,113       3,543,213       3,567,326
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     113,434,478     --       113,434,478   31,809     113,402,669     113,434,478
SAST SA MFS Total Return
  Portfolio Class 1                      49,114,301     --        49,114,301  339,543      48,774,758      49,114,301
SAST SA MFS Total Return
  Portfolio Class 3                     112,941,135     --       112,941,135  212,985     112,728,150     112,941,135
SAST SA Mid Cap Index Portfolio
  Class 3                                   222,256     --           222,256       --         222,256         222,256
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                 2,993,975     --         2,993,975   30,442       2,963,533       2,993,975
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                18,772,684     --        18,772,684    4,928      18,767,756      18,772,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             6,296,684     --         6,296,684    8,428       6,288,256       6,296,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            35,151,296     --        35,151,296   14,233      35,137,063      35,151,296
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                  7,729,565     --         7,729,565    5,531       7,724,034       7,729,565
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                 44,110,777     --        44,110,777   87,653      44,023,124      44,110,777
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                                 5,042,415     --         5,042,415   33,867       5,008,548       5,042,415
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                12,879,587     --        12,879,587   52,126      12,827,461      12,879,587
SAST SA Small Cap Index Portfolio
  Class 3                                   298,513     --           298,513       --         298,513         298,513
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                 3,941,723     --         3,941,723       --       3,941,723       3,941,723
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3            122,461,344     --       122,461,344       --     122,461,344     122,461,344
SAST SA Templeton Foreign Value
  Portfolio Class 3                      90,084,229     --        90,084,229   65,476      90,018,753      90,084,229
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   1,836,212,781     --     1,836,212,781  168,339   1,836,044,442   1,836,212,781
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1                4,144,994     --         4,144,994    6,731       4,138,263       4,144,994
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                1,834,936     --         1,834,936       --       1,834,936       1,834,936

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                        14,887,073  $21.08    $313,819,502   $294,362,269    1
American Funds IS Asset Allocation Fund Class 4                         1,915,024   20.99      40,196,348     42,791,530    1
American Funds IS Bond Fund Class 4                                     1,237,197   10.33      12,780,250     13,205,404    1
American Funds IS Capital Income Builder Class 4                        1,771,912    9.35      16,567,381     17,520,704    1
American Funds IS Global Bond Fund Class 4                                312,632   11.24       3,513,984      3,599,127    1
American Funds IS Global Growth Fund Class 2                           10,503,373   25.50     267,836,015    260,532,736    1
American Funds IS Global Growth Fund Class 4                              545,761   25.39      13,856,860     14,874,479    1
American Funds IS Global Small Capitalization Fund Class 4                196,154   21.28       4,174,164      4,717,621    1
American Funds IS Growth Fund Class 2                                   3,263,322   69.48     226,735,625    215,297,535    1
American Funds IS Growth Fund Class 4                                     413,411   68.64      28,376,503     29,873,070    1
American Funds IS Growth-Income Fund Class 2                            8,007,760   44.90     359,548,435    348,316,313    1
American Funds IS Growth-Income Fund Class 4                              967,195   44.47      43,011,140     44,842,935    1
American Funds IS International Fund Class 4                              403,399   17.40       7,019,140      8,086,357    1
AST SA PGI Asset Allocation Portfolio Class 1                             588,691   12.59       7,411,620      8,374,811    1
AST SA PGI Asset Allocation Portfolio Class 3                           1,227,794   12.48      15,322,864     18,092,201    1
AST SA Wellington Capital Appreciation Portfolio Class 1                1,581,863   40.30      63,749,065     66,898,873    1
AST SA Wellington Capital Appreciation Portfolio Class 3                4,376,650   37.08     162,286,170    176,425,099    1
AST SA Wellington Government and Quality Bond Portfolio Class 1         1,690,342   14.72      24,881,829     25,496,037    1
AST SA Wellington Government and Quality Bond Portfolio Class 3        12,042,656   14.68     176,786,183    181,421,188    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  44,654    7.10         317,044        347,851    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               3,437,351    6.32      21,724,060     24,146,882    1
FTVIP Franklin Income VIP Fund Class 2                                  2,825,173   14.74      41,643,043     43,921,450    1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                   385,745   16.95       6,538,375      7,545,160    1
FTVIP Franklin Rising Dividends VIP Fund Class 2                          420,120   25.04      10,519,802     11,138,423    1
FTVIP Franklin Strategic Income VIP Fund Class 2                          186,728   10.28       1,919,560      1,983,306    1
FTVIP Templeton Global Bond VIP Fund Class 2                              123,139   16.83       2,072,431      2,028,343    1
Goldman Sachs VIT Government Money Market Fund Service Class            5,288,898    1.00       5,288,898      5,288,898    1
Invesco V.I. American Franchise Fund Series II                            119,662   54.90       6,569,450      5,930,146    1
Invesco V.I. American Value Fund Series II                                139,866   13.71       1,917,565      2,440,590    1
Invesco V.I. Comstock Fund Series II                                   14,532,197   16.06     233,387,078    224,335,817    1
Invesco V.I. Equity and Income Fund Series II                             502,045   16.04       8,052,808      9,051,253    1
Invesco V.I. Growth and Income Fund Series II                          13,680,375   17.48     239,132,960    281,570,102    1
Lord Abbett Bond Debenture Portfolio Class VC                             792,736   11.08       8,783,520      9,760,047    1
Lord Abbett Developing Growth Portfolio Class VC                           33,249   24.97         830,219      1,008,274    1
Lord Abbett Growth and Income Portfolio Class VC                        2,529,021   30.65      77,514,496     72,212,043    1
Lord Abbett Mid Cap Stock Portfolio Class VC                            2,582,600   19.86      51,290,441     50,767,648    1
Lord Abbett Total Return Portfolio Class VC                               447,822   15.96       7,147,234      7,428,349    1
SST SA Allocation Balanced Portfolio Class 3                               59,256    9.00         533,300        604,253    1
SST SA Allocation Growth Portfolio Class 3                                 81,087   11.90         964,941      1,089,461    1
SST SA Allocation Moderate Growth Portfolio Class 3                        55,180    9.18         506,553        612,868    1
SST SA Allocation Moderate Portfolio Class 3                               34,864    9.37         326,677        353,112    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3        60,522   10.60         641,532        714,999    1
SST SA Wellington Real Return Portfolio Class 3                         8,742,880    9.25      80,871,642     84,655,228    1
SAST SA AB Growth Portfolio Class 1                                     1,384,866   39.83      55,159,206     54,523,784    1
SAST SA AB Growth Portfolio Class 3                                       961,703   38.99      37,496,816     38,048,001    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      3,388,673   12.41      42,053,433     58,113,841    1
SAST SA Columbia Technology Portfolio Class 1                             116,464    5.56         647,541        684,632    1
SAST SA Columbia Technology Portfolio Class 3                             612,086    5.27       3,225,691      3,646,367    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                            673,535   10.61       7,146,210      7,121,689    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                          1,238,591   10.39      12,868,966     12,829,838    1
SAST SA Dogs of Wall Street Portfolio Class 1                             412,640   12.51       5,162,127      5,101,394    1
SAST SA Dogs of Wall Street Portfolio Class 3                           3,179,680   12.38      39,364,435     41,770,815    1
SAST SA Emerging Markets Equity Index Portfolio Class 3                     5,556   12.73          70,726         74,872    1
SAST SA Federated Corporate Bond Portfolio Class 1                      2,803,073   12.43      34,842,192     36,462,915    1
SAST SA Federated Corporate Bond Portfolio Class 3                     15,524,999   12.35     191,733,742    203,645,422    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1        291,959   11.28       3,293,292      3,988,578    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3      1,422,751   11.16      15,877,904     20,071,725    1
SAST SA Fixed Income Index Portfolio Class 3                               20,638    9.87         203,692        204,691    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3                   7,390    9.78          72,272         72,409    1
SAST SA Franklin Small Company Value Portfolio Class 1                    142,824   17.55       2,506,564      2,831,343    1
SAST SA Franklin Small Company Value Portfolio Class 3                  1,859,034   17.37      32,291,413     38,427,437    1
SAST SA Global Index Allocation 60/40 Portfolio Class 3                    38,964   13.73         534,978        574,788    1
SAST SA Global Index Allocation 75/25 Portfolio Class 3                    81,111   13.46       1,091,756      1,195,726    1
SAST SA Global Index Allocation 90/10 Portfolio Class 3                    81,302   13.16       1,069,932      1,154,779    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST SA Goldman Sachs Global Bond Portfolio Class 1                        726,821  $10.49   $    7,624,355 $    8,321,991   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                      4,962,015   10.29       51,059,139     54,428,238   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                 2,081    9.20           19,143         20,526   1
SAST SA Index Allocation 60/40 Portfolio Class 3                           147,242   10.05        1,479,783      1,590,131   1
SAST SA Index Allocation 80/20 Portfolio Class 3                           184,407   10.09        1,860,666      2,056,572   1
SAST SA Index Allocation 90/10 Portfolio Class 3                           226,833   10.11        2,293,278      2,575,672   1
SAST SA International Index Portfolio Class 3                                4,075    9.68           39,450         43,250   1
SAST SA Invesco Growth Opportunities Portfolio Class 1                     187,699    7.82        1,467,804      1,637,419   1
SAST SA Invesco Growth Opportunities Portfolio Class 3                   2,381,547    7.27       17,313,849     19,417,639   1
SAST SA Invesco VCP Equity-Income Portfolio Class 3                      8,959,393   11.54      103,391,392    112,105,959   1
SAST SA Janus Focused Growth Portfolio Class 3                           2,085,687   12.20       25,445,380     25,565,510   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1                    809,845   17.34       14,042,704     14,414,109   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                  1,705,199   17.22       29,363,530     33,106,324   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1                        526,717    7.30        3,845,031      4,257,196   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                      2,591,588    7.21       18,685,346     19,445,949   1
SAST SA JPMorgan Equity-Income Portfolio Class 1                           504,649   31.53       15,911,577     13,452,510   1
SAST SA JPMorgan Equity-Income Portfolio Class 3                         2,563,583   31.35       80,368,331     79,422,754   1
SAST SA JPMorgan Global Equities Portfolio Class 1                         216,849   17.42        3,777,505      3,678,584   1
SAST SA JPMorgan Global Equities Portfolio Class 3                         297,342   17.27        5,135,096      5,770,115   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         1,834,701    8.68       15,925,207     16,541,036   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        24,109,925    8.60      207,345,354    213,682,012   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                          315,998   15.41        4,869,529      5,252,541   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                        2,115,443   14.47       30,610,459     33,429,275   1
SAST SA Large Cap Growth Index Portfolio Class 3                             1,493   14.37           21,457         22,167   1
SAST SA Large Cap Index Portfolio Class 1                                  456,255   20.00        9,125,102      5,709,267   1
SAST SA Large Cap Index Portfolio Class 3                                    5,439   20.02          108,884        117,258   1
SAST SA Large Cap Value Index Portfolio Class 3                              1,717   13.78           23,665         24,570   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                  2,120,929   18.53       39,300,810     45,510,569   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                  5,265,599   18.43       97,044,982    114,464,915   1
SAST SA Legg Mason Tactical Opportunities Class 3                            5,575    9.52           53,072         57,727   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                             114,848   11.47        1,317,303      1,224,432   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                           2,118,919   11.35       24,049,728     23,224,345   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1                172,501   20.68        3,567,326      3,578,577   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3              5,511,879   20.58      113,434,478    109,171,628   1
SAST SA MFS Total Return Portfolio Class 1                               2,906,172   16.90       49,114,301     47,958,567   1
SAST SA MFS Total Return Portfolio Class 3                               6,698,762   16.86      112,941,135    113,955,355   1
SAST SA Mid Cap Index Portfolio Class 3                                     23,420    9.49          222,256        265,421   1
SAST SA Morgan Stanley International Equities Portfolio Class 1            331,192    9.04        2,993,975      3,083,615   1
SAST SA Morgan Stanley International Equities Portfolio Class 3          2,088,174    8.99       18,772,684     19,853,147   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1                324,404   19.41        6,296,684      4,161,096   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3              1,819,425   19.32       35,151,296     33,725,831   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                     1,500,886    5.15        7,729,565      8,669,180   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3                     8,615,386    5.12       44,110,777     48,373,894   1
SAST SA Putnam International Growth and Income Portfolio Class 1           565,293    8.92        5,042,415      5,232,349   1
SAST SA Putnam International Growth and Income Portfolio Class 3         1,439,060    8.95       12,879,587     12,731,615   1
SAST SA Small Cap Index Portfolio Class 3                                   31,258    9.55          298,513        359,519   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3            411,024    9.59        3,941,723      4,181,205   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    11,477,164   10.67      122,461,344    129,796,700   1
SAST SA Templeton Foreign Value Portfolio Class 3                        6,860,947   13.13       90,084,229     98,326,328   1
SAST SA VCP Dynamic Allocation Portfolio Class 3                       162,929,262   11.27    1,836,212,781  2,023,756,831   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                       232,343   17.84        4,144,994      3,378,653   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                       106,744   17.19        1,834,936      1,915,062   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         American
                                                                               American                  Funds IS
                                                                 American      Funds IS    American      Capital      American
                                                              Funds IS Asset    Asset      Funds IS       Income      Funds IS
                                                                Allocation    Allocation   Bond Fund     Builder    Global Bond
                                                               Fund Class 2  Fund Class 4   Class 4      Class 4    Fund Class 4
                                                              -------------- ------------ -----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  5,644,501  $   526,240  $   289,912  $   424,713   $   74,238
   Mortality and expense risk and administrative charges         (3,103,511)    (268,634)    (124,626)    (169,474)     (31,947)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,540,990      257,606      165,286      255,239       42,291
   Net realized gain (loss)                                      12,175,383      179,703      (68,214)      26,547       (5,928)
   Capital gain distribution from mutual funds                   15,307,041      960,093       15,214       32,739        9,587
   Change in unrealized appreciation (depreciation) of
     investments                                                (47,945,313)  (3,711,043)    (282,928)  (1,692,705)    (110,969)
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations               (17,921,899)  (2,313,641)    (170,642)  (1,378,180)     (65,019)
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         5,513,372   25,657,833    3,287,231    3,851,744    1,506,531
   Payments for contract benefits or terminations               (36,505,689)    (968,690)    (701,152)    (687,273)    (159,985)
   Transfers between sub-accounts (including fixed
     account), net                                                4,927,321    1,476,269      683,899    1,720,211      236,512
   Contract maintenance charges                                  (1,549,803)    (100,394)     (46,830)     (65,324)     (11,822)
   Adjustments to net assets allocated to contracts in
     payout period                                                    9,319           --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (27,605,480)  26,065,018    3,223,148    4,819,358    1,571,236
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                               (45,527,379)  23,751,377    3,052,506    3,441,178    1,506,217
Net assets at beginning of period                               359,346,881   16,444,971    9,727,744   13,126,203    2,007,767
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $313,819,502  $40,196,348  $12,780,250  $16,567,381   $3,513,984
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  11,548,172    1,347,331      952,445    1,224,886      197,321
Units issued                                                        640,961    2,303,018      503,077      584,268      239,020
Units redeemed                                                   (1,520,753)    (155,912)    (179,375)    (124,194)     (81,439)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     10,668,380    3,494,437    1,276,147    1,684,960      354,902
                                                               ============  ===========  ===========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $  5,329,939  $   203,961  $   145,031  $   252,083   $    6,096
   Mortality and expense risk and administrative charges         (3,123,874)    (137,783)     (63,520)    (105,428)     (12,195)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,206,065       66,178       81,511      146,655       (6,099)
   Net realized gain (loss)                                      12,213,072      196,727         (676)      15,533        1,436
   Capital gain distribution from mutual funds                   16,120,698      525,707       75,606           --        6,467
   Change in unrealized appreciation (depreciation) of
     investments                                                 19,434,108      846,019      (55,242)     822,395       49,251
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations                49,973,943    1,634,631      101,199      984,583       51,055
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         4,313,465    7,442,082    3,566,878    4,267,712      798,013
   Payments for contract benefits or terminations               (34,772,830)    (105,921)    (152,456)    (241,652)      (8,683)
   Transfers between sub-accounts (including fixed
     account), net                                               (1,260,129)  (1,133,968)   2,335,718    1,254,427      479,474
   Contract maintenance charges                                  (1,554,993)     (50,468)     (24,217)     (41,167)      (5,251)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (4,852)          --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (33,279,339)   6,151,725    5,725,923    5,239,320    1,263,553
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                                16,694,604    7,786,356    5,827,122    6,223,903    1,314,608
Net assets at beginning of period                               342,652,277    8,658,615    3,900,622    6,902,300      693,159
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $359,346,881  $16,444,971  $ 9,727,744  $13,126,203   $2,007,767
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  12,683,944      813,602      390,049      717,732       71,798
Units issued                                                        380,320      697,739      596,252      586,535      129,942
Units redeemed                                                   (1,516,092)    (164,010)     (33,856)     (79,381)      (4,419)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     11,548,172    1,347,331      952,445    1,224,886      197,321
                                                               ============  ===========  ===========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        American       American
                                                           American     Funds IS       Funds IS      American     American
                                                           Funds IS      Global      Global Small    Funds IS     Funds IS
                                                         Global Growth Growth Fund  Capitalization  Growth Fund  Growth Fund
                                                         Fund Class 2    Class 4     Fund Class 4     Class 2      Class 4
                                                         ------------- -----------  -------------- ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  2,027,249  $    74,652    $      713   $  1,096,280  $    73,741
   Mortality and expense risk and administrative
     charges                                               (2,890,567)    (149,716)      (35,853)    (2,405,129)    (294,528)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (863,318)     (75,064)      (35,140)    (1,308,849)    (220,787)
   Net realized gain (loss)                                11,526,957      117,826        76,032     10,975,697      293,764
   Capital gain distribution from mutual funds             21,561,089      920,646       142,816     26,055,627    2,658,736
   Change in unrealized appreciation (depreciation) of
     investments                                          (60,328,665)  (2,579,066)     (737,527)   (35,938,778)  (3,706,574)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations         (28,103,937)  (1,615,658)     (553,819)      (216,303)    (974,861)
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,580,555    3,450,435     2,250,930      2,695,274    9,535,412
   Payments for contract benefits or terminations         (29,419,874)    (710,614)     (270,642)   (26,675,853)  (1,474,586)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,779,399)   1,269,316       724,477     (9,468,051)   1,300,640
   Contract maintenance charges                            (1,243,103)     (55,863)      (12,825)      (800,395)    (100,844)
   Adjustments to net assets allocated to contracts in
     payout period                                             50,487          522            --         29,932          679
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (30,811,334)   3,953,796     2,691,940    (34,219,093)   9,261,301
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                         (58,915,271)   2,338,138     2,138,121    (34,435,396)   8,286,440
Net assets at beginning of period                         326,751,286   11,518,722     2,036,043    261,171,021   20,090,063
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $267,836,015  $13,856,860    $4,174,164   $226,735,625  $28,376,503
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             6,880,079      932,345       176,485      5,584,593    1,491,856
Units issued                                                  257,487      420,044       283,563        153,301      846,471
Units redeemed                                               (877,459)    (102,921)      (50,087)      (831,215)    (197,212)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,260,107    1,249,468       409,961      4,906,679    2,141,115
                                                         ============  ===========    ==========   ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  2,039,094  $    60,229    $    4,248   $  1,247,935  $    75,994
   Mortality and expense risk and administrative
     charges                                               (2,873,712)     (98,311)      (11,607)    (2,301,680)    (169,131)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (834,618)     (38,082)       (7,359)    (1,053,745)     (93,137)
   Net realized gain (loss)                                11,557,593       19,605        (4,415)     8,798,938       58,258
   Capital gain distribution from mutual funds              9,457,789      257,139            --     24,128,463    1,405,638
   Change in unrealized appreciation (depreciation) of
     investments                                           62,037,070    1,930,254       228,846     28,209,948    2,013,620
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations          82,217,834    2,168,916       217,072     60,083,604    3,384,379
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,759,689    2,973,547     1,127,985      2,164,198    5,990,349
   Payments for contract benefits or terminations         (26,537,451)    (377,169)      (23,477)   (22,961,325)    (692,007)
   Transfers between sub-accounts (including fixed
     account), net                                        (17,576,736)     310,023       228,335    (10,561,773)     766,290
   Contract maintenance charges                            (1,265,397)     (37,776)       (4,529)      (800,535)     (62,205)
   Adjustments to net assets allocated to contracts in
     payout period                                            (38,457)        (364)           --         (5,002)        (466)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (42,658,352)   2,868,261     1,328,314    (32,164,437)   6,001,961
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                          39,559,482    5,037,177     1,545,386     27,919,167    9,386,340
Net assets at beginning of period                         287,191,804    6,481,545       490,657    233,251,854   10,703,723
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $326,751,286  $11,518,722    $2,036,043   $261,171,021  $20,090,063
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             7,877,309      680,359        52,843      6,339,567    1,006,137
Units issued                                                  166,300      344,351       133,893         81,184      598,496
Units redeemed                                             (1,163,530)     (92,365)      (10,251)      (836,158)    (112,777)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,880,079      932,345       176,485      5,584,593    1,491,856
                                                         ============  ===========    ==========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American                   AST SA PGI   AST SA PGI
                                                                American     Funds IS      American       Asset        Asset
                                                                Funds IS      Growth-      Funds IS     Allocation   Allocation
                                                              Growth-Income Income Fund  International  Portfolio    Portfolio
                                                              Fund Class 2    Class 4    Fund Class 4    Class 1      Class 3
                                                              ------------- -----------  ------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  5,627,197  $   566,452   $   112,690  $   212,965  $   386,183
   Mortality and expense risk and administrative charges        (3,754,040)    (458,754)      (67,072)     (88,853)    (152,295)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,873,157      107,698        45,618      124,112      233,888
   Net realized gain (loss)                                     14,082,448      311,452        95,131      126,699     (182,247)
   Capital gain distribution from mutual funds                  28,232,622    2,839,124       287,448      401,574      804,353
   Change in unrealized appreciation (depreciation) of
     investments                                               (51,760,433)  (5,088,642)   (1,501,441)  (1,099,013)  (1,777,319)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               (7,572,206)  (1,830,368)   (1,073,244)    (446,628)    (921,325)
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        5,075,305   11,818,712     3,545,660           --      486,499
   Payments for contract benefits or terminations              (43,159,283)  (2,510,317)     (415,271)  (1,072,421)    (985,619)
   Transfers between sub-accounts (including fixed
     account), net                                             (11,912,642)     796,480     1,070,734     (264,368)     232,050
   Contract maintenance charges                                   (935,351)    (166,364)      (23,122)          --     (143,902)
   Adjustments to net assets allocated to contracts in
     payout period                                                  47,030          654            --           53        5,069
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (50,884,941)   9,939,165     4,178,001   (1,336,736)    (405,903)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                              (58,457,147)   8,108,797     3,104,757   (1,783,364)  (1,327,228)
Net assets at beginning of period                              418,005,582   34,902,343     3,914,383    9,194,984   16,650,092
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $359,548,435  $43,011,140   $ 7,019,140  $ 7,411,620  $15,322,864
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 10,926,542    2,736,479       338,633      287,656      668,091
Units issued                                                       257,690    1,148,104       438,126        2,953       43,466
Units redeemed                                                  (1,524,355)    (403,254)      (67,474)     (44,991)     (59,891)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                     9,659,877    3,481,329       709,285      245,618      651,666
                                                              ============  ===========   ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  5,550,358  $   403,868   $    41,503  $   243,821  $   415,683
   Mortality and expense risk and administrative charges        (3,636,049)    (292,865)      (24,694)     (94,657)    (152,171)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,914,309      111,003        16,809      149,164      263,512
   Net realized gain (loss)                                     10,495,671       17,666        16,883       91,370      (12,511)
   Capital gain distribution from mutual funds                  25,850,068    1,673,862        22,703      742,460    1,376,508
   Change in unrealized appreciation (depreciation) of
     investments                                                39,542,237    3,200,309       473,118       95,588      315,100
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               77,802,285    5,002,840       529,513    1,078,582    1,942,609
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        4,216,234    9,754,716     1,976,083           --      408,247
   Payments for contract benefits or terminations              (37,794,900)    (758,121)      (25,615)    (722,319)  (1,611,281)
   Transfers between sub-accounts (including fixed
     account), net                                             (10,041,581)   1,197,431       209,019        1,428      195,104
   Contract maintenance charges                                   (950,027)    (112,714)       (8,708)          --     (141,445)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (25,514)        (516)           --           57       (1,837)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (44,595,788)  10,080,796     2,150,779     (720,834)  (1,151,212)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                               33,206,497   15,083,636     2,680,292      357,748      791,397
Net assets at beginning of period                              384,799,085   19,818,707     1,234,091    8,837,236   15,858,695
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $418,005,582  $34,902,343   $ 3,914,383  $ 9,194,984  $16,650,092
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 12,196,593    1,876,197       139,289      307,594      714,991
Units issued                                                       210,686    1,009,956       221,672        7,112       66,220
Units redeemed                                                  (1,480,737)    (149,674)      (22,328)     (27,050)    (113,120)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                    10,926,542    2,736,479       338,633      287,656      668,091
                                                              ============  ===========   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       AST SA
                                                            AST SA        AST SA     Wellington       AST SA
                                                          Wellington    Wellington   Government     Wellington      AST SA
                                                           Capital       Capital     and Quality    Government    Wellington
                                                         Appreciation  Appreciation     Bond       and Quality      Growth
                                                          Portfolio     Portfolio     Portfolio   Bond Portfolio  Portfolio
                                                           Class 1       Class 3       Class 1       Class 3       Class 1
                                                         ------------  ------------  -----------  -------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $         --  $         --  $   546,937   $  3,565,208  $    562,243
   Mortality and expense risk and administrative
     charges                                                 (731,262)   (1,765,033)    (256,646)    (1,898,524)     (190,562)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (731,262)   (1,765,033)     290,291      1,666,684       371,681
   Net realized gain (loss)                                 3,217,278     5,571,672      (94,210)    (1,563,674)   (3,303,104)
   Capital gain distribution from mutual funds              9,355,872    24,540,477        9,252         69,222    10,331,734
   Change in unrealized appreciation (depreciation)
     of investments                                       (12,085,675)  (29,021,575)    (505,135)    (2,649,768)   (6,004,553)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations            (243,787)     (674,459)    (299,802)    (2,477,536)    1,395,758
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     156,655     3,190,956        2,403      2,161,321        26,818
   Payments for contract benefits or terminations          (7,421,301)  (15,746,302)  (4,016,592)   (14,872,142)   (2,113,792)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,290,869)   (7,304,163)     109,433     (8,662,582)  (24,482,337)
   Contract maintenance charges                                   (16)     (966,517)          (5)    (1,716,324)          (30)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,557         8,016          650             66          (554)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,553,974)  (20,818,010)  (3,904,111)   (23,089,661)  (26,569,895)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                          (9,797,761)  (21,492,469)  (4,203,913)   (25,567,197)  (25,174,137)
Net assets at beginning of period                          73,546,826   183,778,639   29,085,742    202,353,380    25,174,137
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 63,749,065  $162,286,170  $24,881,829   $176,786,183  $         --
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,458,560     4,388,216    1,541,283     11,575,100       911,981
Units issued                                                   10,179       241,060       66,752        729,950         7,979
Units redeemed                                               (182,723)     (675,476)    (279,625)    (2,065,266)     (919,960)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,286,016     3,953,800    1,328,410     10,239,784            --
                                                         ============  ============  ===========   ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $         --  $   526,729   $  3,165,782  $    289,088
   Mortality and expense risk and administrative
     charges                                                 (671,637)   (1,639,155)    (270,504)    (1,887,094)     (235,852)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (671,637)   (1,639,155)     256,225      1,278,688        53,236
   Net realized gain (loss)                                 2,301,199     2,931,010       18,495       (343,540)      743,446
   Capital gain distribution from mutual funds              5,632,528    14,896,523           --             --            --
   Change in unrealized appreciation (depreciation)
     of investments                                        11,858,671    31,091,689      286,148      2,436,868     3,432,286
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations          19,120,761    47,280,067      560,868      3,372,016     4,228,968
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     154,909     3,475,907       13,190      2,882,503        28,023
   Payments for contract benefits or terminations          (7,052,948)  (13,002,164)  (2,859,722)   (13,152,821)   (2,634,713)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,034,330)  (12,618,365)   1,752,802     18,828,945      (477,612)
   Contract maintenance charges                                   (14)     (943,528)         (20)    (1,685,981)          (28)
   Adjustments to net assets allocated to contracts in
     payout period                                               (466)       (4,811)      (1,556)          (122)      (13,298)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,932,849)  (23,092,961)  (1,095,306)     6,872,524    (3,097,628)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                           9,187,912    24,187,106     (534,438)    10,244,540     1,131,340
Net assets at beginning of period                          64,358,914   159,591,533   29,620,180    192,108,840    24,042,797
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 73,546,826  $183,778,639  $29,085,742   $202,353,380  $ 25,174,137
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,684,891     4,997,159    1,597,987     11,178,582     1,031,030
Units issued                                                   10,705       139,189      203,871      1,429,088         7,717
Units redeemed                                               (237,036)     (748,132)    (260,575)    (1,032,570)     (126,766)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,458,560     4,388,216    1,541,283     11,575,100       911,981
                                                         ============  ============  ===========   ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            AST SA      FTVIP
                                                                                AST SA    Wellington   Franklin
                                                                   AST SA     Wellington  Strategic    Founding
                                                                 Wellington    Natural      Multi-      Funds        FTVIP
                                                                   Growth     Resources     Asset     Allocation    Franklin
                                                                 Portfolio    Portfolio   Portfolio    VIP Fund    Income VIP
                                                                  Class 3      Class 3     Class 3     Class 2    Fund Class 2
                                                                -----------  -----------  ---------- -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   171,474  $   185,982   $  3,618  $   732,027  $ 2,149,549
   Mortality and expense risk and administrative charges            (71,920)     (39,154)      (609)    (234,307)    (447,419)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      99,554      146,828      3,009      497,720    1,702,130
   Net realized gain (loss)                                      (2,007,504)     673,488       (220)     104,649      221,769
   Capital gain distribution from mutual funds                    3,951,904           --      8,100      573,262           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,577,591)    (627,678)   (30,807)  (3,710,306)  (4,254,472)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                   466,363      192,638    (19,918)  (2,534,675)  (2,330,573)
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           722,588       29,458    299,099      818,868    2,166,470
   Payments for contract benefits or terminations                  (589,911)    (473,748)    (1,075)  (2,229,616)  (3,643,620)
   Transfers between sub-accounts (including fixed account),
     net                                                         (9,296,929)  (5,151,053)    38,965    1,186,457      812,085
   Contract maintenance charges                                     (27,670)     (19,596)       (27)    (134,020)    (285,433)
   Adjustments to net assets allocated to contracts in payout
     period                                                              77           --         --          (36)         838
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,191,845)  (5,614,939)   336,962     (358,347)    (949,660)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                (8,725,482)  (5,422,301)   317,044   (2,893,022)  (3,280,233)
Net assets at beginning of period                                 8,725,482    5,422,301         --   24,617,082   44,923,276
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $        --  $        --   $317,044  $21,724,060  $41,643,043
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     384,258      572,581         --    1,632,110    2,840,263
Units issued                                                         43,813       20,801     30,846      166,490      306,423
Units redeemed                                                     (428,071)    (593,382)      (384)    (187,849)    (366,261)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                             --           --     30,462    1,610,751    2,780,425
                                                                ===========  ===========   ========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    77,120  $   117,440   $     --  $   637,077  $ 1,751,850
   Mortality and expense risk and administrative charges            (78,692)     (47,895)        --     (229,677)    (421,439)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      (1,572)      69,545         --      407,400    1,330,411
   Net realized gain (loss)                                         225,902     (474,450)        --      124,569      565,449
   Capital gain distribution from mutual funds                           --           --         --      982,067           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,107,160    1,092,897         --      968,238    1,614,740
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                 1,331,490      687,992         --    2,482,274    3,510,600
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           833,418       32,277         --      326,093    2,926,204
   Payments for contract benefits or terminations                  (530,874)    (392,383)        --   (1,711,974)  (3,015,175)
   Transfers between sub-accounts (including fixed account),
     net                                                             26,127       52,229         --      207,664    1,195,907
   Contract maintenance charges                                     (32,903)     (26,420)        --     (134,937)    (276,589)
   Adjustments to net assets allocated to contracts in payout
     period                                                              97           --         --        3,071         (332)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions        295,865     (334,297)        --   (1,310,083)     830,015
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                 1,627,355      353,695         --    1,172,191    4,340,615
Net assets at beginning of period                                 7,098,127    5,068,606         --   23,444,891   40,582,661
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $ 8,725,482  $ 5,422,301   $     --  $24,617,082  $44,923,276
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     369,494      608,144         --    1,723,204    2,783,753
Units issued                                                         49,148       73,885         --       85,269      334,127
Units redeemed                                                      (34,384)    (109,448)        --     (176,363)    (277,617)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                        384,258      572,581         --    1,632,110    2,840,263
                                                                ===========  ===========   ========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 FTVIP
                                                               Franklin                                              Goldman
                                                                Mutual         FTVIP        FTVIP        FTVIP      Sachs VIT
                                                                Global       Franklin      Franklin    Templeton   Government
                                                               Discovery      Rising      Strategic   Global Bond     Money
                                                               VIP Fund    Dividends VIP  Income VIP   VIP Fund    Market Fund
                                                                Class 2    Fund Class 2  Fund Class 2   Class 2   Service Class
                                                              -----------  ------------- ------------ ----------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   165,610   $   119,119   $   48,899  $       --   $    73,195
   Mortality and expense risk and administrative charges          (68,231)     (107,129)     (19,496)    (20,788)      (48,036)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    97,379        11,990       29,403     (20,788)       25,159
   Net realized gain (loss)                                         7,206        52,329        2,988      23,740            --
   Capital gain distribution from mutual funds                     87,742       576,951           --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,060,589)   (1,362,877)     (88,013)      7,576            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                (868,262)     (721,607)     (55,622)     10,528        25,159
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,953,942     2,974,521      562,265     635,906       942,590
   Payments for contract benefits or terminations                (260,642)     (420,269)     (28,489)    (56,019)   (3,913,444)
   Transfers between sub-accounts (including fixed
     account), net                                              1,058,597     1,017,766       57,499     108,370     4,451,557
   Contract maintenance charges                                   (25,594)      (40,413)      (7,939)     (8,106)      (42,453)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,726,303     3,531,605      583,336     680,151     1,438,250
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               1,858,041     2,809,998      527,714     690,679     1,463,409
Net assets at beginning of period                               4,680,334     7,709,804    1,391,846   1,381,752     3,825,489
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 6,538,375   $10,519,802   $1,919,560  $2,072,431   $ 5,288,898
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   437,798       595,823      134,592     143,394       386,810
Units issued                                                      313,820       339,744       71,698     107,830       799,096
Units redeemed                                                    (54,941)      (69,736)     (14,563)    (37,944)     (653,627)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      696,677       865,831      191,727     213,280       532,279
                                                              ===========   ===========   ==========  ==========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    63,848   $    79,519   $   27,210  $       --   $    14,189
   Mortality and expense risk and administrative charges          (37,033)      (59,789)     (10,538)    (11,846)      (24,434)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    26,815        19,730       16,672     (11,846)      (10,245)
   Net realized gain (loss)                                         2,398        23,038        1,558       1,642            --
   Capital gain distribution from mutual funds                    203,295       189,405           --       3,476            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (13,747)      721,798        8,805       4,278            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                 218,761       953,971       27,035      (2,450)      (10,245)
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,597,011     3,444,331      554,229     278,810     1,655,587
   Payments for contract benefits or terminations                 (60,627)     (227,746)     (22,554)     (8,440)   (1,601,634)
   Transfers between sub-accounts (including fixed
     account), net                                                596,613       310,573      229,030     367,721     1,343,371
   Contract maintenance charges                                   (14,171)      (22,463)      (4,353)     (4,911)      (24,538)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,118,826     3,504,695      756,352     633,180     1,372,786
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               2,337,587     4,458,666      783,387     630,730     1,362,541
Net assets at beginning of period                               2,342,747     3,251,138      608,459     751,022     2,462,948
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 4,680,334   $ 7,709,804   $1,391,846  $1,381,752   $ 3,825,489
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   235,271       299,591       60,850      78,538       247,809
Units issued                                                      218,448       343,156       78,797      69,759       553,251
Units redeemed                                                    (15,921)      (46,924)      (5,055)     (4,903)     (414,250)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      437,798       595,823      134,592     143,394       386,810
                                                              ===========   ===========   ==========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Invesco V.I.
                                                                American   Invesco V.I.               Invesco V.I. Invesco V.I.
                                                               Franchise     American   Invesco V.I.   Equity and   Growth and
                                                              Fund Series   Value Fund  Comstock Fund Income Fund  Income Fund
                                                                   II       Series II     Series II    Series II    Series II
                                                              ------------ ------------ ------------- ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --   $    4,250  $  3,879,676  $   162,252  $  4,921,177
   Mortality and expense risk and administrative charges          (70,534)     (21,282)   (2,558,982)     (79,486)   (2,634,609)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (70,534)     (17,032)    1,320,694       82,766     2,286,568
   Net realized gain (loss)                                       517,919        8,344    13,067,418       32,993     4,173,674
   Capital gain distribution from mutual funds                    484,443      306,544    26,685,076      360,497    25,870,219
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,256,648)    (640,447)  (75,160,974)  (1,387,671)  (71,190,130)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations                (324,820)    (342,591)  (34,087,786)    (911,415)  (38,859,669)
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         628,007      662,400     4,049,979    2,251,458     1,911,202
   Payments for contract benefits or terminations                (488,989)     (35,939)  (24,440,590)    (176,785)  (24,053,691)
   Transfers between sub-accounts (including fixed
     account), net                                                (83,895)     240,823     2,817,461    1,383,547     5,070,505
   Contract maintenance charges                                   (15,088)      (7,533)   (1,335,275)     (30,897)   (1,491,139)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2,524           --        21,619           --         7,937
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions       42,559      859,751   (18,886,806)   3,427,323   (18,555,186)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                                (282,261)     517,160   (52,974,592)   2,515,908   (57,414,855)
Net assets at beginning of period                               6,851,711    1,400,405   286,361,670    5,536,900   296,547,815
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,569,450   $1,917,565  $233,387,078  $ 8,052,808  $239,132,960
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   296,239      131,357    10,480,217      469,764     9,817,010
Units issued                                                       41,640      109,876       645,246      325,291       561,173
Units redeemed                                                    (38,588)     (32,439)   (1,279,322)     (29,995)   (1,124,131)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      299,291      208,794     9,846,141      765,060     9,254,052
                                                              ===========   ==========  ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --   $    6,995  $  5,373,306  $    63,264  $  3,747,375
   Mortality and expense risk and administrative charges          (60,634)     (11,987)   (2,536,059)     (40,967)   (2,657,903)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (60,634)      (4,992)    2,837,247       22,297     1,089,472
   Net realized gain (loss)                                       555,630       17,495    14,360,808       40,256     5,339,265
   Capital gain distribution from mutual funds                    535,078       13,836    11,771,673       79,015    12,058,273
   Change in unrealized appreciation (depreciation) of
     investments                                                  415,064       71,749    13,448,389      222,710    16,741,080
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations               1,445,138       98,088    42,418,117      364,278    35,228,090
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         388,765      458,585     3,260,983    2,481,851     3,075,183
   Payments for contract benefits or terminations                (681,164)     (66,104)  (22,439,315)    (158,264)  (22,446,200)
   Transfers between sub-accounts (including fixed
     account), net                                                 84,030      132,765    (6,940,285)     543,836    (2,355,838)
   Contract maintenance charges                                   (13,097)      (4,302)   (1,323,218)     (15,985)   (1,488,930)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,456)          --         2,062           --         1,189
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions     (222,922)     520,944   (27,439,773)   2,851,438   (23,214,596)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                               1,222,216      619,032    14,978,344    3,215,716    12,013,494
Net assets at beginning of period                               5,629,495      781,373   271,383,326    2,321,184   284,534,321
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,851,711   $1,400,405  $286,361,670  $ 5,536,900  $296,547,815
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   305,772       79,493    11,564,662      215,793    10,637,345
Units issued                                                       38,661       68,709       400,761      294,823       335,776
Units redeemed                                                    (48,194)     (16,845)   (1,485,206)     (40,852)   (1,156,111)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      296,239      131,357    10,480,217      469,764     9,817,010
                                                              ===========   ==========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               Lord
                                                                Lord Abbett   Abbett    Lord Abbett
                                                                   Bond     Developing  Growth and    Lord Abbett  Lord Abbett
                                                                 Debenture    Growth      Income     Mid Cap Stock Total Return
                                                                 Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class VC    Class VC    Class VC      Class VC      Class VC
                                                                ----------- ---------- ------------  ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  408,050  $      --  $  1,191,416  $    401,187   $  241,610
   Mortality and expense risk and administrative charges           (83,455)    (7,155)     (799,486)     (550,609)     (68,612)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    324,595     (7,155)      391,930      (149,422)     172,998
   Net realized gain (loss)                                         20,348     44,002     4,503,083     2,236,174      (62,225)
   Capital gain distribution from mutual funds                     196,661    117,063     6,857,852     1,918,078           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (984,725)  (225,573)  (19,431,200)  (13,540,350)    (208,097)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                 (443,121)   (71,663)   (7,678,335)   (9,535,520)     (97,324)
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        3,162,082    519,375     1,019,876     1,342,192    2,681,693
   Payments for contract benefits or terminations                 (309,273)   (23,592)   (9,816,861)   (5,515,863)    (694,814)
   Transfers between sub-accounts (including fixed
     account), net                                               1,130,372     86,814    (2,456,347)     (118,721)     467,954
   Contract maintenance charges                                    (31,123)    (2,478)     (192,000)      (82,378)     (25,301)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --        13,641         8,931           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,952,058    580,119   (11,431,691)   (4,365,839)   2,429,532
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,508,937    508,456   (19,110,026)  (13,901,359)   2,332,208
Net assets at beginning of period                                5,274,583    321,763    96,624,522    65,191,800    4,815,026
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $8,783,520  $ 830,219  $ 77,514,496  $ 51,290,441   $7,147,234
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    468,272     30,149     4,118,256     2,498,051      465,372
Units issued                                                       475,747     52,957       114,111       134,173      372,520
Units redeemed                                                    (122,746)    (8,232)     (601,315)     (296,298)    (132,196)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       821,273     74,874     3,631,052     2,335,926      705,696
                                                                ==========  =========  ============  ============   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  201,868  $      --  $  1,243,588  $    389,456   $  106,237
   Mortality and expense risk and administrative charges           (33,798)    (2,331)     (833,741)     (580,540)     (27,900)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    168,070     (2,331)      409,847      (191,084)      78,337
   Net realized gain (loss)                                         10,121     12,216     4,421,397     3,052,541       (1,564)
   Capital gain distribution from mutual funds                      47,556         --     9,191,667     6,263,049           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    (8,182)    43,693    (2,950,179)   (5,363,919)     (18,713)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                  217,565     53,578    11,072,732     3,760,587       58,060
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        2,879,422    187,150     1,061,369     1,898,034    2,422,984
   Payments for contract benefits or terminations                  (93,339)   (68,357)   (9,577,751)   (6,802,696)     (19,897)
   Transfers between sub-accounts (including fixed
     account), net                                                 744,065     10,889    (1,604,086)      (49,637)     784,736
   Contract maintenance charges                                    (12,582)      (921)     (200,125)      (83,707)     (10,517)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --         5,564         3,201           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,517,566    128,761   (10,315,029)   (5,034,805)   3,177,306
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,735,131    182,339       757,703    (1,274,218)   3,235,366
Net assets at beginning of period                                1,539,452    139,424    95,866,819    66,466,018    1,579,660
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $5,274,583  $ 321,763  $ 96,624,522  $ 65,191,800   $4,815,026
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    147,633     16,773     4,590,868     2,694,313      156,828
Units issued                                                       339,593     22,900       109,075       150,916      326,369
Units redeemed                                                     (18,954)    (9,524)     (581,687)     (347,178)     (17,825)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       468,272     30,149     4,118,256     2,498,051      465,372
                                                                ==========  =========  ============  ============   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                               SST SA
                                                                                                               Putnam
                                                                                         SST SA                 Asset
                                                                  SST SA     SST SA    Allocation   SST SA   Allocation
                                                                Allocation Allocation   Moderate  Allocation Diversified
                                                                 Balanced    Growth      Growth    Moderate    Growth
                                                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
                                                                 Class 3    Class 3     Class 3    Class 3     Class 3
-                                                               ---------- ----------  ---------- ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $ 22,789  $   28,233  $  22,989   $  7,893   $ 11,067
   Mortality and expense risk and administrative charges             (228)       (656)      (536)      (129)      (788)
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                    22,561      27,577     22,453      7,764     10,279
   Net realized gain (loss)                                           (67)        (37)       (34)       (11)       (95)
   Capital gain distribution from mutual funds                     44,109      60,067     63,803     18,777     22,866
   Change in unrealized appreciation (depreciation) of
     investments                                                  (70,953)   (124,520)  (106,315)   (26,435)   (73,467)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                  (4,350)    (36,913)   (20,093)        95    (40,417)
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                         537,845     999,478    525,249    326,500    663,737
   Payments for contract benefits or terminations                      --          --         --         --        (72)
   Transfers between sub-accounts (including fixed account),
     net                                                             (195)      2,376      1,397         82     18,500
   Contract maintenance charges                                        --          --         --         --       (216)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions      537,650   1,001,854    526,646    326,582    681,949
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                 533,300     964,941    506,553    326,677    641,532
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $533,300  $  964,941  $ 506,553   $326,677   $641,532
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                       54,733     103,000     53,262     34,042     58,149
Units redeemed                                                        (22)         (1)        (1)       (33)       (35)
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                       54,711     102,999     53,261     34,009     58,114
                                                                 ========  ==========  =========   ========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $     --  $       --  $      --   $     --   $     --
   Mortality and expense risk and administrative charges               --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Reimbursements of expenses                                          --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                        --          --         --         --         --
   Net realized gain (loss)                                            --          --         --         --         --
   Capital gain distribution from mutual funds                         --          --         --         --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                       --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                              --          --         --         --         --
   Payments for contract benefits or terminations                      --          --         --         --         --
   Policy loans                                                        --          --         --         --         --
   Transfers between sub-accounts (including fixed account),
     net                                                               --          --         --         --         --
   Contract maintenance charges                                        --          --         --         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions           --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                      --          --         --         --         --
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $     --  $       --  $      --   $     --   $     --
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                           --          --         --         --         --
Units redeemed                                                         --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                           --          --         --         --         --
                                                                 ========  ==========  =========   ========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                                                                     Boston
                                                                 SST SA                                SAST SA AB    Company
                                                               Wellington    SAST SA AB   SAST SA AB   Small & Mid   Capital
                                                               Real Return     Growth       Growth      Cap Value    Growth
                                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                                 Class 3      Class 1      Class 3       Class 3     Class 1
                                                              ------------  -----------  -----------  ------------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  2,920,689  $     1,096  $        --  $    152,839  $   5,425
   Mortality and expense risk and administrative charges          (877,800)    (380,924)    (184,738)     (472,820)    (5,910)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  2,042,889     (379,828)    (184,738)     (319,981)      (485)
   Net realized gain (loss)                                       (963,831)   1,452,999    1,049,548       678,154    157,694
   Capital gain distribution from mutual funds                          --    3,247,145    1,843,230    10,589,345    306,270
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,149,598)  (5,992,725)  (4,165,880)  (18,467,237)  (353,841)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations               (1,070,540)  (1,672,409)  (1,457,840)   (7,519,719)   109,638
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        1,125,920       68,641      574,386     1,175,634         24
   Payments for contract benefits or terminations               (5,645,374)  (3,163,960)  (1,711,540)   (4,365,133)   (86,564)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,335,294)  34,435,500   26,664,128     2,111,923   (843,568)
   Contract maintenance charges                                   (981,972)        (495)     (63,224)     (342,173)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                      13        8,799        2,550           201         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    (9,836,707)  31,348,485   25,466,300    (1,419,548)  (930,108)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                              (10,907,247)  29,676,076   24,008,460    (8,939,267)  (820,470)
Net assets at beginning of period                               91,778,889   25,483,130   13,488,356    50,992,700    820,470
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 80,871,642  $55,159,206  $37,496,816  $ 42,053,433  $      --
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  7,635,695      430,780      658,759     2,158,457     52,565
Units issued                                                       612,011    1,157,365    1,300,719       279,719        891
Units redeemed                                                  (1,437,630)     (80,786)    (133,559)     (313,253)   (53,456)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     6,810,076    1,507,359    1,825,919     2,124,923         --
                                                              ============  ===========  ===========  ============  =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,954,810  $     8,835  $        --  $     68,405  $   2,347
   Mortality and expense risk and administrative charges          (834,114)    (286,213)    (112,817)     (463,475)    (6,779)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  1,120,696     (277,378)    (112,817)     (395,070)    (4,432)
   Net realized gain (loss)                                       (218,452)     769,072      710,428     1,822,742     54,175
   Capital gain distribution from mutual funds                          --    1,697,808      901,570     4,606,916      7,545
   Change in unrealized appreciation (depreciation) of
     investments                                                   (86,971)   4,099,922    1,737,719      (521,746)   101,624
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations                  815,273    6,289,424    3,236,900     5,512,842    158,912
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        6,136,936          936      522,825     1,153,618         28
   Payments for contract benefits or terminations               (4,724,761)  (1,965,835)    (968,677)   (3,618,605)  (103,344)
   Transfers between sub-accounts (including fixed
     account), net                                               9,639,976     (331,909)      55,489       451,924     14,657
   Contract maintenance charges                                   (896,732)        (471)     (34,719)     (343,804)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                     (60)          16          (52)          655         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    10,155,359   (2,297,263)    (425,134)   (2,356,212)   (88,659)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                               10,970,632    3,992,161    2,811,766     3,156,630     70,253
Net assets at beginning of period                               80,808,257   21,490,969   10,676,590    47,836,070    750,217
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 91,778,889  $25,483,130  $13,488,356  $ 50,992,700  $ 820,470
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  6,786,155      472,568      679,764     2,260,550     59,035
Units issued                                                     1,441,523        1,917       71,970       187,974      1,482
Units redeemed                                                    (591,983)     (43,705)     (92,975)     (290,067)    (7,952)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     7,635,695      430,780      658,759     2,158,457     52,565
                                                              ============  ===========  ===========  ============  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  Boston
                                                                  Company     SAST SA     SAST SA      SAST SA      SAST SA
                                                                  Capital     Columbia    Columbia    DFA Ultra    DFA Ultra
                                                                  Growth     Technology  Technology   Short Bond   Short Bond
                                                                 Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                                  Class 3     Class 1     Class 3      Class 1      Class 3
                                                                -----------  ---------- -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    21,458  $      --  $        --  $    77,725  $   101,832
   Mortality and expense risk and administrative charges            (71,559)    (7,230)     (36,288)     (72,880)    (113,401)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (50,101)    (7,230)     (36,288)       4,845      (11,569)
   Net realized gain (loss)                                         139,438     69,973      207,225       15,527       27,367
   Capital gain distribution from mutual funds                    3,445,761    101,150      512,951           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,431,340)  (221,301)  (1,024,840)      17,987       17,204
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,103,758    (57,408)    (340,952)      38,359       33,002
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            44,871      9,301      336,760      544,844    2,877,927
   Payments for contract benefits or terminations                  (487,938)   (44,026)    (167,335)  (3,189,921)  (5,649,526)
   Transfers between sub-accounts (including fixed
     account), net                                               (9,046,682)   (56,948)     136,407    1,973,823    3,290,659
   Contract maintenance charges                                     (30,704)        --      (14,119)          (6)     (90,200)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           91          181
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,520,453)   (91,673)     291,713     (671,169)     429,041
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                (8,416,695)  (149,081)     (49,239)    (632,810)     462,043
Net assets at beginning of period                                 8,416,695    796,622    3,274,930    7,779,020   12,406,923
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $        --  $ 647,541  $ 3,225,691  $ 7,146,210  $12,868,966
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     565,376    124,653      539,153      690,228    1,173,090
Units issued                                                         28,531      4,069      136,607      307,787      886,671
Units redeemed                                                     (593,907)   (17,326)     (89,624)    (367,889)    (845,107)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                             --    111,396      586,136      630,126    1,214,654
                                                                ===========  =========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $     7,035  $      --  $        --  $    23,790  $     3,562
   Mortality and expense risk and administrative charges            (81,090)    (5,897)     (28,818)     (74,559)    (110,405)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (74,055)    (5,897)     (28,818)     (50,769)    (106,843)
   Net realized gain (loss)                                         395,024     44,693      255,047       (5,114)         856
   Capital gain distribution from mutual funds                       80,964     86,774      403,281           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,194,054     52,236      120,229       34,780       48,627
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,595,987    177,806      749,739      (21,103)     (57,360)
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           153,750      1,107      459,892       69,484    2,342,744
   Payments for contract benefits or terminations                  (525,173)   (59,085)    (205,349)  (1,011,055)  (5,452,620)
   Transfers between sub-accounts (including fixed
     account), net                                                  (64,957)   270,613      250,138      704,428    3,949,511
   Contract maintenance charges                                     (37,499)        --      (11,342)          (6)     (81,525)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           93           --
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       (473,879)   212,635      493,339     (237,056)     758,110
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                 1,122,108    390,441    1,243,078     (258,159)     700,750
Net assets at beginning of period                                 7,294,587    406,181    2,031,852    8,037,179   11,706,173
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $ 8,416,695  $ 796,622  $ 3,274,930  $ 7,779,020  $12,406,923
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     598,380     84,987      445,323      709,587    1,100,232
Units issued                                                         37,536     51,003      181,464      142,759      886,179
Units redeemed                                                      (70,540)   (11,337)     (87,634)    (162,118)    (813,321)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                        565,376    124,653      539,153      690,228    1,173,090
                                                                ===========  =========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           SAST SA
                                                                                          Emerging    SAST SA
                                                                  SAST SA      SAST SA     Markets   Federated      SAST SA
                                                                Dogs of Wall Dogs of Wall  Equity    Corporate     Federated
                                                                   Street       Street      Index      Bond        Corporate
                                                                 Portfolio    Portfolio   Portfolio  Portfolio   Bond Portfolio
                                                                  Class 1      Class 3     Class 3    Class 1       Class 3
                                                                ------------ ------------ --------- -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   124,840  $   940,305   $   898  $ 1,571,867   $  8,392,902
   Mortality and expense risk and administrative charges            (54,699)    (436,872)     (147)    (342,036)    (1,983,907)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      70,141      503,433       751    1,229,831      6,408,995
   Net realized gain (loss)                                         310,740    1,019,142      (238)     425,796        237,696
   Capital gain distribution from mutual funds                      590,720    4,976,227        --      285,687      1,627,493
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,063,370)  (6,996,083)   (4,146)  (3,413,705)   (16,939,653)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   (91,769)    (497,281)   (3,633)  (1,472,391)    (8,665,469)
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --      790,454    61,640       23,817      2,396,910
   Payments for contract benefits or terminations                  (581,211)  (2,970,083)       --   (4,222,832)   (18,222,673)
   Transfers between sub-accounts (including fixed
     account), net                                                  357,223   (1,002,582)   12,777     (341,651)    (4,643,664)
   Contract maintenance charges                                         (17)    (345,213)      (58)         (17)    (1,522,293)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          (34)       --           (5)         4,268
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (224,005)  (3,527,458)   74,359   (4,540,688)   (21,987,452)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                  (315,774)  (4,024,739)   70,726   (6,013,079)   (30,652,921)
Net assets at beginning of period                                 5,477,901   43,389,174        --   40,855,271    222,386,663
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,162,127  $39,364,435   $70,726  $34,842,192   $191,733,742
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     152,316    1,150,908        --    1,465,176      8,351,021
Units issued                                                         11,535       79,235     8,596       51,830        451,423
Units redeemed                                                      (19,590)    (169,285)     (309)    (219,396)    (1,300,426)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        144,261    1,060,858     8,287    1,297,610      7,502,018
                                                                ===========  ===========   =======  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   120,674  $   886,216   $    --  $ 1,794,676   $  9,275,813
   Mortality and expense risk and administrative charges            (54,184)    (408,564)       --     (362,789)    (2,007,659)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      66,490      477,652        --    1,431,887      7,268,154
   Net realized gain (loss)                                         287,348      767,729        --      497,199      1,479,128
   Capital gain distribution from mutual funds                      418,191    3,386,016        --      182,585        995,599
   Change in unrealized appreciation (depreciation) of
     investments                                                     76,454    2,013,967        --      130,436      1,521,832
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   848,483    6,645,364        --    2,242,107     11,264,713
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --    1,145,541        --       22,058      3,728,320
   Payments for contract benefits or terminations                  (370,586)  (2,268,615)       --   (3,797,051)   (15,562,499)
   Transfers between sub-accounts (including fixed
     account), net                                                 (153,118)    (379,588)       --    1,943,729     12,952,758
   Contract maintenance charges                                         (16)    (331,411)       --          (18)    (1,505,791)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           89        --       (3,143)        (1,706)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (523,720)  (1,833,984)       --   (1,834,425)      (388,918)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                   324,763    4,811,380        --      407,682     10,875,795
Net assets at beginning of period                                 5,153,138   38,577,794        --   40,447,589    211,510,868
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,477,901  $43,389,174   $    --  $40,855,271   $222,386,663
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     168,400    1,199,833        --    1,532,576      8,366,138
Units issued                                                          3,050       80,540        --      101,372        744,932
Units redeemed                                                      (19,134)    (129,465)       --     (168,772)      (760,049)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        152,316    1,150,908        --    1,465,176      8,351,021
                                                                ===========  ===========   =======  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA       SAST SA                SAST SA      SAST SA
                                                                  Fidelity      Fidelity     SAST SA     Fixed      Franklin
                                                                Institutional Institutional   Fixed      Income       Small
                                                                 AM(R) Real    AM(R) Real    Income   Intermediate   Company
                                                                   Estate        Estate       Index      Index        Value
                                                                  Portfolio     Portfolio   Portfolio  Portfolio    Portfolio
                                                                   Class 1       Class 3     Class 3    Class 3      Class 1
                                                                ------------- ------------- --------- ------------ ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   87,901    $   381,524  $  5,305    $ 1,500    $   30,327
   Mortality and expense risk and administrative charges            (37,529)      (172,191)     (375)      (133)      (40,495)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      50,372        209,333     4,930      1,367       (10,168)
   Net realized gain (loss)                                          69,495       (624,792)      (24)        (7)      156,091
   Capital gain distribution from mutual funds                      245,929      1,209,540        --         --       419,358
   Change in unrealized appreciation (depreciation) of
     investments                                                   (647,431)    (2,131,985)     (998)      (138)     (989,937)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                  (281,635)    (1,337,904)    3,908      1,222      (424,656)
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                                23         84,452   117,725          1            --
   Payments for contract benefits or terminations                  (295,097)    (1,536,407)     (226)        (1)     (394,184)
   Transfers between sub-accounts (including fixed account),
     net                                                           (220,160)      (662,259)   82,355     71,107       (56,659)
   Contract maintenance charges                                          (8)      (143,867)      (70)       (57)           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           (503)       --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (515,242)    (2,258,584)  199,784     71,050      (450,843)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (796,877)    (3,596,488)  203,692     72,272      (875,499)
Net assets at beginning of period                                 4,090,169     19,474,392        --         --     3,382,063
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $3,293,292    $15,877,904  $203,692    $72,272    $2,506,564
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                      91,624        414,076        --         --        65,819
Units issued                                                            438         31,666    21,265      7,464           868
Units redeemed                                                      (12,085)       (79,777)   (1,081)      (324)      (10,036)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         79,977        365,965    20,184      7,140        56,651
                                                                 ==========    ===========  ========    =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  118,515    $   509,806  $     --    $    --    $   21,052
   Mortality and expense risk and administrative charges            (42,956)      (181,297)       --         --       (41,826)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      75,559        328,509        --         --       (20,774)
   Net realized gain (loss)                                         133,970        233,704        --         --       182,504
   Capital gain distribution from mutual funds                      553,817      2,622,112        --         --       403,501
   Change in unrealized appreciation (depreciation) of
     investments                                                   (582,783)    (2,409,459)       --         --      (294,113)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                   180,563        774,866        --         --       271,118
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                            (7,239)       258,125        --         --        (7,262)
   Payments for contract benefits or terminations                  (389,494)    (1,407,350)       --         --      (361,039)
   Transfers between sub-accounts (including fixed account),
     net                                                              3,819      1,076,047        --         --         2,635
   Contract maintenance charges                                          (8)      (149,116)       --         --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --             87        --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (392,922)      (222,207)       --         --      (365,666)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (212,359)       552,659        --         --       (94,548)
Net assets at beginning of period                                 4,302,528     18,921,733        --         --     3,476,611
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $4,090,169    $19,474,392  $     --    $    --    $3,382,063
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                     100,472        418,731        --         --        73,382
Units issued                                                          1,844         38,563        --         --         1,834
Units redeemed                                                      (10,692)       (43,218)       --         --        (9,397)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         91,624        414,076        --         --        65,819
                                                                 ==========    ===========  ========    =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                  Global     SAST SA      SAST SA      SAST SA
                                                                    SAST SA       Index    Global Index Global Index   Goldman
                                                                Franklin Small  Allocation  Allocation   Allocation  Sachs Global
                                                                    Company       60/40       75/25        90/10         Bond
                                                                Value Portfolio Portfolio   Portfolio    Portfolio    Portfolio
                                                                    Class 3      Class 3     Class 3      Class 3      Class 1
                                                                --------------- ---------- ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $    264,103    $ 14,606   $   29,215   $   27,354  $   308,452
   Mortality and expense risk and administrative charges             (361,104)     (1,095)      (2,171)      (1,152)     (77,131)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                       (97,001)     13,511       27,044       26,202      231,321
   Net realized gain (loss)                                         1,662,986        (202)         (92)         (95)    (258,969)
   Capital gain distribution from mutual funds                      5,035,246         184          503          164           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (11,603,923)    (39,810)    (103,970)     (84,847)    (279,107)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                  (5,002,692)    (26,317)     (76,515)     (58,576)    (306,755)
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             978,273     546,950    1,092,959    1,037,414           --
   Payments for contract benefits or terminations                  (3,014,682)       (387)        (554)        (970)  (1,012,989)
   Transfers between sub-accounts (including fixed account),
     net                                                            1,092,219      15,273       76,001       92,142      110,473
   Contract maintenance charges                                      (249,274)       (541)        (135)         (78)          --
   Adjustments to net assets allocated to contracts in payout
     period                                                                73          --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,193,391)    561,295    1,168,271    1,128,508     (902,516)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                  (6,196,083)    534,978    1,091,756    1,069,932   (1,209,271)
Net assets at beginning of period                                  38,487,496          --           --           --    8,833,626
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 32,291,413    $534,978   $1,091,756   $1,069,932  $ 7,624,355
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,030,127          --           --           --      470,036
Units issued                                                          212,975      57,474      119,175      119,448       76,693
Units redeemed                                                       (263,995)       (265)         (80)        (150)    (127,186)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        1,979,107      57,209      119,095      119,298      419,543
                                                                 ============    ========   ==========   ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    146,677    $     --   $       --   $       --  $   257,930
   Mortality and expense risk and administrative charges             (352,509)         --           --           --      (80,523)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                      (205,832)         --           --           --      177,407
   Net realized gain (loss)                                         1,549,428          --           --           --     (105,929)
   Capital gain distribution from mutual funds                      4,597,956          --           --           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,865,540)         --           --           --      418,563
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                   3,076,012          --           --           --      490,041
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             655,881          --           --           --        4,335
   Payments for contract benefits or terminations                  (2,374,930)         --           --           --     (856,857)
   Transfers between sub-accounts (including fixed account),
     net                                                              857,958          --           --           --      581,837
   Contract maintenance charges                                      (247,545)         --           --           --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              (891)         --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,109,527)         --           --           --     (270,685)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                   1,966,485          --           --           --      219,356
Net assets at beginning of period                                  36,521,011          --           --           --    8,614,270
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 38,487,496    $     --   $       --   $       --  $ 8,833,626
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,088,384          --           --           --      483,246
Units issued                                                          163,167          --           --           --       43,333
Units redeemed                                                       (221,424)         --           --           --      (56,543)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        2,030,127          --           --           --      470,036
                                                                 ============    ========   ==========   ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                 Goldman
                                                                     SAST SA      Sachs    SAST SA     SAST SA     SAST SA
                                                                     Goldman     Multi-     Index       Index       Index
                                                                   Sachs Global   Asset   Allocation  Allocation  Allocation
                                                                       Bond     Insights    60/40       80/20       90/10
                                                                    Portfolio   Portfolio Portfolio   Portfolio   Portfolio
                                                                     Class 3     Class 3   Class 3     Class 3     Class 3
                                                                   ------------ --------- ----------  ----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $ 2,107,663   $   163  $   41,353  $   55,807  $   65,437
   Mortality and expense risk and administrative charges              (548,495)      (14)     (2,056)     (2,427)     (3,962)
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,559,168       149      39,297      53,380      61,475
   Net realized gain (loss)                                           (935,477)      (10)       (181)     (1,766)       (661)
   Capital gain distribution from mutual funds                              --        --       8,593      12,865      14,760
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,684,873)   (1,383)   (110,348)   (195,906)   (282,393)
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   (2,061,182)   (1,244)    (62,639)   (131,427)   (206,819)
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,061,020    20,509   1,203,449   1,850,810   2,417,948
   Payments for contract benefits or terminations                   (4,814,085)       (1)       (561)     (3,902)     (8,231)
   Transfers between sub-accounts (including fixed account), net      (672,861)     (121)    340,186     146,584      93,247
   Contract maintenance charges                                       (466,182)       --        (652)     (1,399)     (2,867)
   Adjustments to net assets allocated to contracts in payout
     period                                                                361        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions        (4,891,747)   20,387   1,542,422   1,992,093   2,500,097
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                   (6,952,929)   19,143   1,479,783   1,860,666   2,293,278
Net assets at beginning of period                                   58,012,068        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $51,059,139   $19,143  $1,479,783  $1,860,666  $2,293,278
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,325,906        --          --          --          --
Units issued                                                           393,487     2,101     155,541     202,315     250,179
Units redeemed                                                        (679,401)      (13)       (423)     (2,819)     (1,102)
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,039,992     2,088     155,118     199,496     249,077
                                                                   ===========   =======  ==========  ==========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $ 1,581,723   $    --  $       --  $       --  $       --
   Mortality and expense risk and administrative charges              (533,603)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,048,120        --          --          --          --
   Net realized gain (loss)                                           (298,343)       --          --          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     2,191,374        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                    2,941,151        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,383,428        --          --          --          --
   Payments for contract benefits or terminations                   (3,457,243)       --          --          --          --
   Transfers between sub-accounts (including fixed account), net     4,377,793        --          --          --          --
   Contract maintenance charges                                       (448,592)       --          --          --          --
   Adjustments to net assets allocated to contracts in payout
     period                                                               (511)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions         1,854,875        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                    4,796,026        --          --          --          --
Net assets at beginning of period                                   53,216,042        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $58,012,068   $    --  $       --  $       --  $       --
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,218,689        --          --          --          --
Units issued                                                           386,434        --          --          --          --
Units redeemed                                                        (279,217)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,325,906        --          --          --          --
                                                                   ===========   =======  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA       SAST SA                    SAST SA
                                                           SAST SA       Invesco       Invesco       SAST SA       Janus
                                                        International    Growth        Growth      Invesco VCP    Focused
                                                            Index     Opportunities Opportunities Equity-Income   Growth
                                                          Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                           Class 3       Class 1       Class 3       Class 3      Class 3
                                                        ------------- ------------- ------------- ------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                               $   776     $       --    $        --  $  2,878,499  $        --
   Mortality and expense risk and administrative
     charges                                                   (76)       (15,219)      (195,992)   (1,077,666)    (292,067)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                700        (15,219)      (195,992)    1,800,833     (292,067)
   Net realized gain (loss)                                    (10)        13,982        547,753       303,716      944,725
   Capital gain distribution from mutual funds                  56        180,366      2,099,206     3,077,783    2,074,492
   Change in unrealized appreciation (depreciation) of
     investments                                            (3,799)      (249,004)    (3,108,106)  (17,906,789)  (2,332,135)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations           (3,053)       (69,875)      (657,139)  (12,724,457)     395,015
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   19,333             --        493,567     6,022,458      219,993
   Payments for contract benefits or terminations               --       (245,769)    (1,769,471)   (2,791,245)  (1,911,726)
   Transfers between sub-accounts (including fixed
     account), net                                          23,187          1,185     (1,135,811)    8,537,272   (1,800,065)
   Contract maintenance charges                                (17)            --       (154,863)   (1,655,939)    (234,951)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --           72
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                              42,503       (244,584)    (2,566,578)   10,112,546   (3,726,677)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                           39,450       (314,459)    (3,223,717)   (2,611,911)  (3,331,662)
Net assets at beginning of period                               --      1,782,263     20,537,566   106,003,303   28,777,042
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $39,450     $1,467,804    $17,313,849  $103,391,392  $25,445,380
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        142,301      1,690,655     7,803,130    1,455,660
Units issued                                                 4,663          7,641        183,646     1,139,979       74,293
Units redeemed                                                  (5)       (25,812)      (359,238)     (388,496)    (242,527)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                 4,658        124,130      1,515,063     8,554,613    1,287,426
                                                           =======     ==========    ===========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $    --     $       --    $        --  $    808,345  $        --
   Mortality and expense risk and administrative
     charges                                                    --        (14,696)      (190,217)     (783,084)    (282,867)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                 --        (14,696)      (190,217)       25,261     (282,867)
   Net realized gain (loss)                                     --         46,063        636,649       132,733      517,170
   Capital gain distribution from mutual funds                  --         56,346        711,676            --    2,186,287
   Change in unrealized appreciation (depreciation) of
     investments                                                --        276,817      2,997,968     7,017,476    4,554,631
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations               --        364,530      4,156,076     7,175,470    6,975,221
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                       --          1,058        523,427    25,965,086      131,577
   Payments for contract benefits or terminations               --       (136,276)    (1,523,353)   (2,191,680)  (1,570,012)
   Transfers between sub-accounts (including fixed
     account), net                                              --       (114,821)    (1,234,825)   34,866,157   (2,392,330)
   Contract maintenance charges                                 --             --       (154,950)   (1,180,121)    (231,556)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --          (37)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                                  --       (250,039)    (2,389,701)   57,459,442   (4,062,358)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                               --        114,491      1,766,375    64,634,912    2,912,863
Net assets at beginning of period                               --      1,667,772     18,771,191    41,368,391   25,864,179
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $    --     $1,782,263    $20,537,566  $106,003,303  $28,777,042
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        164,807      1,906,280     3,317,555    1,681,095
Units issued                                                    --          5,997         78,206     4,817,178       25,045
Units redeemed                                                  --        (28,503)      (293,831)     (331,603)    (250,480)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                    --        142,301      1,690,655     7,803,130    1,455,660
                                                           =======     ==========    ===========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA      SAST SA      SAST SA      SAST SA
                                                               JPMorgan     JPMorgan     JPMorgan     JPMorgan     JPMorgan
                                                              Diversified  Diversified   Emerging     Emerging      Equity-
                                                               Balanced     Balanced      Markets      Markets      Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 3      Class 1      Class 3      Class 1
                                                              -----------  -----------  -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   238,812  $   420,860  $    97,250  $   418,172  $   368,150
   Mortality and expense risk and administrative charges         (182,172)    (305,835)     (49,621)    (209,135)    (209,083)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    56,640      115,025       47,629      209,037      159,067
   Net realized gain (loss)                                       571,080      349,697       53,643      402,970    1,066,136
   Capital gain distribution from mutual funds                    944,905    1,923,338           --           --    1,079,114
   Change in unrealized appreciation (depreciation) of
     investments                                               (2,931,765)  (5,160,213)  (1,120,152)  (5,133,853)  (3,224,164)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations              (1,359,140)  (2,772,153)  (1,018,880)  (4,521,846)    (919,847)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          15,680    3,096,919       42,950    1,209,993       10,278
   Payments for contract benefits or terminations              (1,584,572)  (2,804,059)    (559,465)  (1,451,145)  (2,397,091)
   Transfers between sub-accounts (including fixed
     account), net                                                150,522    1,661,311      181,972    1,950,053       88,286
   Contract maintenance charges                                       (17)    (207,537)          (9)    (146,784)        (267)
   Adjustments to net assets allocated to contracts in
     payout period                                                    233          604           30          876          432
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,418,154)   1,747,238     (334,522)   1,562,993   (2,298,362)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,777,294)  (1,024,915)  (1,353,402)  (2,958,853)  (3,218,209)
Net assets at beginning of period                              16,819,998   30,388,445    5,198,433   21,644,199   19,129,786
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $14,042,704  $29,363,530  $ 3,845,031  $18,685,346  $15,911,577
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   677,756    1,754,183      194,726      750,240      464,151
Units issued                                                       63,150      322,695       11,609      181,027       11,456
Units redeemed                                                   (115,586)    (216,143)     (27,418)    (116,615)     (68,010)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      625,320    1,860,735      178,917      814,652      407,597
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   266,225  $   404,250  $    91,140  $   350,312  $   392,688
   Mortality and expense risk and administrative charges         (187,808)    (279,406)     (48,442)    (205,696)    (210,657)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    78,417      124,844       42,698      144,616      182,031
   Net realized gain (loss)                                       512,693      528,072       37,265      615,840      745,719
   Capital gain distribution from mutual funds                    801,326    1,403,194           --           --      921,606
   Change in unrealized appreciation (depreciation) of
     investments                                                  686,952    1,463,986    1,446,650    6,098,871    1,050,892
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               2,079,388    3,520,096    1,526,613    6,859,327    2,900,248
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           2,583    2,523,875        3,022      717,402        1,722
   Payments for contract benefits or terminations              (1,808,242)  (3,228,431)    (296,681)  (1,288,547)  (1,539,223)
   Transfers between sub-accounts (including fixed
     account), net                                                 23,817      686,081      218,081   (2,441,323)    (340,222)
   Contract maintenance charges                                       (16)    (197,970)          (8)    (149,350)        (266)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,429         (114)          27         (306)         458
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,780,429)    (216,559)     (75,559)  (3,162,124)  (1,877,531)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 298,959    3,303,537    1,451,054    3,697,203    1,022,717
Net assets at beginning of period                              16,521,039   27,084,908    3,747,379   17,946,996   18,107,069
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $16,819,998  $30,388,445  $ 5,198,433  $21,644,199  $19,129,786
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   750,157    1,765,471      198,551      873,205      512,898
Units issued                                                       17,619      254,398       15,746       59,039        1,721
Units redeemed                                                    (90,020)    (265,686)     (19,571)    (182,004)     (50,468)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      677,756    1,754,183      194,726      750,240      464,151
                                                              ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA      SAST SA      SAST SA
                                                            SAST SA     JPMorgan     JPMorgan     JPMorgan       SAST SA
                                                           JPMorgan      Global       Global      MFS Core       JPMorgan
                                                         Equity-Income  Equities     Equities       Bond         MFS Core
                                                           Portfolio    Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                            Class 3      Class 1      Class 3      Class 1       Class 3
                                                         ------------- -----------  -----------  -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,621,343  $    79,727  $    88,646  $   406,990   $  5,047,727
   Mortality and expense risk and administrative
     charges                                                 (908,470)     (49,064)     (56,763)    (146,196)    (2,221,625)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               712,873       30,663       31,883      260,794      2,826,102
   Net realized gain (loss)                                 2,233,796      196,720      204,353       18,082     (1,083,774)
   Capital gain distribution from mutual funds              5,417,114      594,924      770,670           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                          (13,085,565)  (1,342,100)  (1,702,603)    (520,337)    (5,643,821)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          (4,721,782)    (519,793)    (695,697)    (241,461)    (3,901,493)
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   2,525,320       42,104      699,307           28      5,876,451
   Payments for contract benefits or terminations          (6,945,555)    (447,225)    (331,055)  (1,860,947)   (17,366,754)
   Transfers between sub-accounts (including fixed
     account), net                                           (195,633)     (19,054)     142,172    1,257,537     (6,758,474)
   Contract maintenance charges                              (742,636)          --      (21,427)          --     (2,104,465)
   Adjustments to net assets allocated to contracts in
     payout period                                                119          (15)         220           --            223
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,358,385)    (424,190)     489,217     (603,382)   (20,353,019)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                         (10,080,167)    (943,983)    (206,480)    (844,843)   (24,254,512)
Net assets at beginning of period                          90,448,498    4,721,488    5,341,576   16,770,050    231,599,866
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 80,368,331  $ 3,777,505  $ 5,135,096  $15,925,207   $207,345,354
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,483,491      202,871      337,904      752,707     11,047,809
Units issued                                                  295,676        4,557       74,800       98,378      1,076,297
Units redeemed                                               (552,355)     (23,550)     (42,371)    (123,671)    (2,057,788)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,226,812      183,878      370,333      727,414     10,066,318
                                                         ============  ===========  ===========  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  1,667,518  $    81,618  $    78,924  $   385,425   $  4,850,165
   Mortality and expense risk and administrative
     charges                                                 (864,345)     (47,862)     (48,639)    (143,591)    (2,141,345)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               803,173       33,756       30,285      241,834      2,708,820
   Net realized gain (loss)                                 1,856,607      167,799      166,137       66,802        213,646
   Capital gain distribution from mutual funds              4,381,569           --           --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                            6,496,204      716,255      793,085      174,469      2,823,230
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          13,537,553      917,810      989,507      483,105      5,745,696
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   1,553,634           --      314,552          893      5,385,372
   Payments for contract benefits or terminations          (5,084,299)    (449,856)    (225,709)  (1,584,020)   (13,219,358)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,355,734)     140,058      (28,441)   1,768,142     23,168,819
   Contract maintenance charges                              (718,367)          --      (19,268)          --     (2,004,005)
   Adjustments to net assets allocated to contracts in
     payout period                                                 11            9         (181)          --            718
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,604,755)    (309,789)      40,953      185,015     13,331,546
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                           7,932,798      608,021    1,030,460      668,120     19,077,242
Net assets at beginning of period                          82,515,700    4,113,467    4,311,116   16,101,930    212,522,624
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 90,448,498  $ 4,721,488  $ 5,341,576  $16,770,050   $231,599,866
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,774,865      214,206      334,785      744,345     10,408,117
Units issued                                                  186,969       11,683       39,468      104,275      1,486,553
Units redeemed                                               (478,343)     (23,018)     (36,349)     (95,913)      (846,861)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,483,491      202,871      337,904      752,707     11,047,809
                                                         ============  ===========  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA
                                                                     SAST SA      SAST SA      Large
                                                                    JPMorgan     JPMorgan       Cap      SAST SA     SAST SA
                                                                     Mid-Cap      Mid-Cap     Growth    Large Cap   Large Cap
                                                                     Growth       Growth       Index      Index       Index
                                                                    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                                     Class 1      Class 3     Class 3    Class 1     Class 3
                                                                   -----------  -----------  --------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $        --  $        --   $    43  $   326,508  $  1,295
   Mortality and expense risk and administrative charges               (53,751)    (336,052)      (13)    (133,554)      (95)
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (53,751)    (336,052)       30      192,954     1,200
   Net realized gain (loss)                                             52,764    1,537,405        (1)     623,647       (19)
   Capital gain distribution from mutual funds                         726,869    4,151,711        18      288,619     1,047
   Change in unrealized appreciation (depreciation) of
     investments                                                      (993,069)  (7,203,821)     (710)  (1,683,660)   (8,375)
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                     (267,187)  (1,850,757)     (663)    (578,440)   (6,147)
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                5,815    3,386,327    22,126           --   115,456
   Payments for contract benefits or terminations                     (569,007)  (2,585,635)       --   (1,091,870)     (995)
   Transfers between sub-accounts (including fixed account), net      (177,008)     462,993        (6)       9,778       570
   Contract maintenance charges                                             --     (245,344)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                116         (191)       --          241        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions          (740,084)   1,018,150    22,120   (1,081,851)  115,031
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                   (1,007,271)    (832,607)   21,457   (1,660,291)  108,884
Net assets at beginning of period                                    5,876,800   31,443,066        --   10,785,393        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 4,869,529  $30,610,459   $21,457  $ 9,125,102  $108,884
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        266,583    1,488,779        --      521,147        --
Units issued                                                            16,983      290,324     2,237        2,062    11,580
Units redeemed                                                         (48,951)    (233,110)       --      (54,456)     (100)
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           234,615    1,545,993     2,237      468,753    11,480
                                                                   ===========  ===========   =======  ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $        --  $        --   $    --  $   156,975  $     --
   Mortality and expense risk and administrative charges               (44,600)    (293,344)       --     (127,710)       --
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (44,600)    (293,344)       --       29,265        --
   Net realized gain (loss)                                            709,566    1,537,719        --      459,711        --
   Capital gain distribution from mutual funds                         302,714    1,719,442        --      115,263        --
   Change in unrealized appreciation (depreciation) of
     investments                                                       292,316    4,186,609        --    1,255,092        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                    1,259,996    7,150,426        --    1,859,331        --
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                  817    1,993,950        --           --        --
   Payments for contract benefits or terminations                     (302,369)  (1,963,364)       --     (779,054)       --
   Transfers between sub-accounts (including fixed account), net       289,587   (1,796,874)       --      (34,324)       --
   Contract maintenance charges                                             --     (233,361)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 83           63        --          213        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions           (11,882)  (1,999,586)       --     (813,165)       --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                    1,248,114    5,150,840        --    1,046,166        --
Net assets at beginning of period                                    4,628,686   26,292,226        --    9,739,227        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 5,876,800  $31,443,066   $    --  $10,785,393  $     --
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        269,634    1,591,975        --      564,057        --
Units issued                                                            99,806      163,870        --        1,891        --
Units redeemed                                                        (102,857)    (267,066)       --      (44,801)       --
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           266,583    1,488,779        --      521,147        --
                                                                   ===========  ===========   =======  ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA
                                                                  Large     SAST SA                                    SAST SA
                                                                   Cap     Legg Mason   SAST SA Legg      SAST SA     MFS Blue
                                                                  Value     BW Large      Mason BW      Legg Mason      Chip
                                                                  Index    Cap Value      Large Cap      Tactical      Growth
                                                                Portfolio  Portfolio   Value Portfolio Opportunities  Portfolio
                                                                 Class 3    Class 1        Class 3        Class 3      Class 1
                                                                --------- -----------  --------------- ------------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   162  $   760,169   $  1,556,224      $   723    $    5,994
   Mortality and expense risk and administrative charges             (17)    (432,974)    (1,031,936)         (81)      (13,678)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                      145      327,195        524,288          642        (7,684)
   Net realized gain (loss)                                           --     (214,515)      (874,954)         (53)       78,092
   Capital gain distribution from mutual funds                        19    3,673,097      8,920,782           46       111,334
   Change in unrealized appreciation (depreciation) of
     investments                                                    (905)  (7,895,987)   (18,636,013)      (4,655)     (266,481)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                   (741)  (4,110,210)   (10,065,897)      (4,020)      (84,739)
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                         24,364       36,711        856,464       57,509           854
   Payments for contract benefits or terminations                     --   (4,830,551)    (9,525,750)          (1)      (52,346)
   Transfers between sub-accounts (including fixed account),
     net                                                              42      514,311      2,383,468         (416)      (67,313)
   Contract maintenance charges                                       --          (26)      (678,698)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --        4,072          7,444           --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions      24,406   (4,275,483)    (6,957,072)      57,092      (118,805)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                 23,665   (8,385,693)   (17,022,969)      53,072      (203,544)
Net assets at beginning of period                                     --   47,686,503    114,067,951           --     1,520,847
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $23,665  $39,300,810   $ 97,044,982      $53,072    $1,317,303
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,416,445      3,952,048           --       115,132
Units issued                                                       2,544       44,404        270,131        5,686         5,881
Units redeemed                                                        --     (182,548)      (494,311)         (45)      (14,832)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                       2,544    1,278,301      3,727,868        5,641       106,181
                                                                 =======  ===========   ============      =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    --  $   819,699   $  1,728,489      $    --    $    9,896
   Mortality and expense risk and administrative charges              --     (438,262)    (1,026,799)          --       (11,240)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                       --      381,437        701,690           --        (1,344)
   Net realized gain (loss)                                           --     (618,858)    (1,444,281)          --        31,401
   Capital gain distribution from mutual funds                        --    1,598,119      3,900,731           --        30,262
   Change in unrealized appreciation (depreciation) of
     investments                                                      --    6,894,869     16,324,279           --       235,580
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                     --    8,255,567     19,482,419           --       295,899
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                             --      129,839        666,722           --         9,525
   Payments for contract benefits or terminations                     --   (5,487,124)    (8,293,218)          --       (28,142)
   Transfers between sub-accounts (including fixed account),
     net                                                              --   (1,610,681)    (4,165,503)          --       209,360
   Contract maintenance charges                                       --          (40)      (675,453)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --       (3,231)        (5,568)          --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions          --   (6,971,237)   (12,473,020)          --       190,743
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                     --    1,284,330      7,009,399           --       486,642
Net assets at beginning of period                                     --   46,402,173    107,058,552           --     1,034,205
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $    --  $47,686,503   $114,067,951      $    --    $1,520,847
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,644,819      4,418,142           --        98,166
Units issued                                                          --       13,624         68,249           --        25,456
Units redeemed                                                        --     (241,998)      (534,343)          --        (8,490)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                          --    1,416,445      3,952,048           --       115,132
                                                                 =======  ===========   ============      =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     SAST SA
                                                                       MFS                                     SAST SA
                                                       SAST SA    Massachusetts   SAST SA MFS     SAST SA        MFS
                                                      MFS Blue      Investors    Massachusetts  MFS Telecom    Telecom
                                                     Chip Growth      Trust     Investors Trust   Utility      Utility
                                                      Portfolio     Portfolio      Portfolio     Portfolio    Portfolio
                                                       Class 3       Class 1        Class 3       Class 1      Class 3
                                                     -----------  ------------- --------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                         $    37,649   $    32,883   $    675,168   $    78,025  $   115,658
   Mortality and expense risk and administrative
     charges                                            (272,985)      (36,455)    (1,284,789)      (15,287)     (21,838)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (235,336)       (3,572)      (609,621)       62,738       93,820
   Net realized gain (loss)                              714,415       434,886      6,029,069        51,909     (269,415)
   Capital gain distribution from mutual funds         1,922,670       356,342     10,987,892       211,159      346,667
   Change in unrealized appreciation (depreciation)
     of investments                                   (3,980,744)   (1,015,725)   (23,806,626)     (279,984)    (100,574)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations     (1,578,995)     (228,069)    (7,399,286)       45,822       70,498
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              2,242,617        20,697      1,886,471            --       29,578
   Payments for contract benefits or terminations     (1,227,091)     (529,231)    (8,622,151)     (150,071)    (103,813)
   Transfers between sub-accounts (including fixed
     account), net                                       909,637       (35,719)    (1,316,661)   (1,603,379)  (2,748,173)
   Contract maintenance charges                         (114,104)           --     (1,133,901)           --       (8,751)
   Adjustments to net assets allocated to contracts
     in payout period                                          1           258            824           112           --
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                         1,811,060      (543,995)    (9,185,418)   (1,753,338)  (2,831,159)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                        232,065      (772,064)   (16,584,704)   (1,707,516)  (2,760,661)
Net assets at beginning of period                     23,817,663     4,339,390    130,019,182     1,707,516    2,760,661
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $24,049,728   $ 3,567,326   $113,434,478   $        --  $        --
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,904,395       179,720      5,650,390        67,524      143,676
Units issued                                             377,888        14,598        287,528         4,243        5,542
Units redeemed                                          (226,957)      (36,859)      (655,882)      (71,767)    (149,218)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           2,055,326       157,459      5,282,036            --           --
                                                     ===========   ===========   ============   ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             104,897   $    44,111   $  1,016,700   $    46,312  $    63,266
   Mortality and expense risk and administrative
     charges                                         $  (232,068)      (37,295)    (1,253,722)      (19,796)     (26,033)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (127,171)        6,816       (237,022)       26,516       37,233
   Net realized gain (loss)                              553,613       306,772      6,724,445        57,729       54,488
   Capital gain distribution from mutual funds           472,927       109,278      3,260,943        17,022       25,670
   Change in unrealized appreciation (depreciation)
     of investments                                    3,996,955       439,434     15,089,197       119,191      206,948
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations      4,896,324       862,300     24,837,563       220,458      324,339
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              1,590,763         3,297      1,392,490            --      134,198
   Payments for contract benefits or terminations       (916,656)     (453,146)    (7,106,945)     (133,994)    (111,965)
   Transfers between sub-accounts (including fixed
     account), net                                      (750,060)      (54,437)    (6,731,006)      (42,185)      11,208
   Contract maintenance charges                         (102,276)           --     (1,118,477)           --      (10,973)
   Adjustments to net assets allocated to contracts
     in payout period                                          2           193           (405)          144            1
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                          (178,227)     (504,093)   (13,564,343)     (176,035)      22,469
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                      4,718,097       358,207     11,273,220        44,423      346,808
Net assets at beginning of period                     19,099,566     3,981,183    118,745,962     1,663,093    2,413,853
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $23,817,663   $ 4,339,390   $130,019,182   $ 1,707,516  $ 2,760,661
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,914,718       201,812      6,287,272        75,142      142,486
Units issued                                             214,499         9,156        134,508         1,539       16,018
Units redeemed                                          (224,822)      (31,248)      (771,390)       (9,157)     (14,828)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           1,904,395       179,720      5,650,390        67,524      143,676
                                                     ===========   ===========   ============   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA       SAST SA
                                                                                                       Morgan        Morgan
                                                                                           SAST SA     Stanley       Stanley
                                                              SAST SA MFS   SAST SA MFS    Mid Cap  International International
                                                              Total Return  Total Return    Index     Equities      Equities
                                                               Portfolio     Portfolio    Portfolio   Portfolio     Portfolio
                                                                Class 1       Class 3      Class 3     Class 1       Class 3
                                                              ------------  ------------  --------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  1,145,361  $  2,304,864  $  1,458   $   43,739    $   204,942
   Mortality and expense risk and administrative charges          (487,590)   (1,131,279)     (572)     (35,864)      (206,216)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    657,771     1,173,585       886        7,875         (1,274)
   Net realized gain (loss)                                      1,510,194     2,836,478       (91)      88,415        240,941
   Capital gain distribution from mutual funds                   3,041,505     6,953,065     5,955       81,541        490,916
   Change in unrealized appreciation (depreciation) of
     investments                                                (8,780,027)  (19,427,189)  (43,165)    (714,662)    (3,947,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations               (3,570,557)   (8,464,061)  (36,415)    (536,831)    (3,216,509)
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                           10,491     4,762,888   173,403       10,551        447,052
   Payments for contract benefits or terminations               (6,061,703)  (11,393,846)       --     (347,183)    (1,297,669)
   Transfers between sub-accounts (including fixed
     account), net                                                (456,467)     (189,294)   85,434      (12,903)     1,448,218
   Contract maintenance charges                                         --      (604,355)     (166)          (2)      (165,356)
   Adjustments to net assets allocated to contracts in
     payout period                                                     904         8,567        --         (342)            44
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,506,775)   (7,416,040)  258,671     (349,879)       432,289
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                              (10,077,332)  (15,880,101)  222,256     (886,710)    (2,784,220)
Net assets at beginning of period                               59,191,633   128,821,236        --    3,880,685     21,556,904
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 49,114,301  $112,941,135  $222,256   $2,993,975    $18,772,684
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,157,071     4,850,693        --      295,734      1,896,235
Units issued                                                        49,768       335,160    25,095        9,449        223,808
Units redeemed                                                    (290,224)     (615,320)      (18)     (36,725)      (176,502)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     1,916,615     4,570,533    25,077      268,458      1,943,541
                                                              ============  ============  ========   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,453,654  $  2,856,762  $     --   $   43,974    $   198,336
   Mortality and expense risk and administrative charges          (517,179)   (1,131,274)       --      (36,065)      (204,062)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    936,475     1,725,488        --        7,909         (5,726)
   Net realized gain (loss)                                      1,810,002     2,976,444        --       69,249        224,266
   Capital gain distribution from mutual funds                   3,149,974     6,844,529        --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   431,154     1,494,436        --      687,193      4,080,475
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations                6,327,605    13,040,897        --      764,351      4,299,015
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                          298,479     3,007,501        --          309        313,596
   Payments for contract benefits or terminations               (6,643,891)  (10,884,317)       --     (302,489)    (1,151,806)
   Transfers between sub-accounts (including fixed
     account), net                                                (427,150)      473,404        --      156,708       (701,967)
   Contract maintenance charges                                         --      (608,477)       --           (2)      (164,904)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (7,501)       (6,760)       --           44            (11)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,780,063)   (8,018,649)       --     (145,430)    (1,705,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                                 (452,458)    5,022,248        --      618,921      2,593,923
Net assets at beginning of period                               59,644,091   123,798,988        --    3,261,764     18,962,981
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 59,191,633  $128,821,236  $     --   $3,880,685    $21,556,904
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,418,021     5,168,527        --      305,548      2,059,504
Units issued                                                        63,774       251,386        --       25,201         98,562
Units redeemed                                                    (324,724)     (569,220)       --      (35,015)      (261,831)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     2,157,071     4,850,693        --      295,734      1,896,235
                                                              ============  ============  ========   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                SAST SA      SAST SA      SAST SA      SAST SA       Putnam
                                                              Oppenheimer  Oppenheimer   PineBridge   PineBridge  International
                                                              Main Street  Main Street   High-Yield   High-Yield   Growth and
                                                               Large Cap    Large Cap       Bond         Bond        Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                                Class 1      Class 3      Class 1      Class 3       Class 1
                                                              -----------  -----------  -----------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $    80,160  $   331,602  $   579,759  $ 3,179,619   $   185,059
   Mortality and expense risk and administrative charges          (69,927)    (397,940)     (83,837)    (467,123)      (61,528)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                    10,233      (66,338)     495,922    2,712,496       123,531
   Net realized gain (loss)                                       531,723    1,334,909      149,162      (72,190)      115,501
   Capital gain distribution from mutual funds                    429,860    2,315,083           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,572,646)  (6,878,313)  (1,043,031)  (5,026,829)   (1,402,877)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations                (600,830)  (3,294,659)    (397,947)  (2,386,523)   (1,163,845)
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,992      581,890          342      230,981         3,461
   Payments for contract benefits or terminations                (731,818)  (2,159,904)  (1,309,798)  (3,799,712)     (625,778)
   Transfers between sub-accounts (including fixed
     account), net                                               (101,642)     896,649      (92,398)    (687,029)      (21,132)
   Contract maintenance charges                                        --     (323,015)          --     (323,604)          (35)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (1)          53           --          554        10,463
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions     (829,469)  (1,004,327)  (1,401,854)  (4,578,810)     (633,021)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                              (1,430,299)  (4,298,986)  (1,799,801)  (6,965,333)   (1,796,866)
Net assets at beginning of period                               7,726,983   39,450,282    9,529,366   51,076,110     6,839,281
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 6,296,684  $35,151,296  $ 7,729,565  $44,110,777   $ 5,042,415
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   271,347    1,565,591      359,813    2,103,994       414,702
Units issued                                                        5,175      133,439       13,571       57,457        15,318
Units redeemed                                                    (33,268)    (164,799)     (67,250)    (248,587)      (54,927)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      243,254    1,534,231      306,134    1,912,864       375,093
                                                              ===========  ===========  ===========  ===========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    78,393  $   310,747  $   872,990  $ 4,344,498   $    98,928
   Mortality and expense risk and administrative charges          (73,327)    (383,961)     (92,130)    (468,793)      (64,127)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                     5,066      (73,214)     780,860    3,875,705        34,801
   Net realized gain (loss)                                       647,312    1,018,012      238,233      308,131        82,343
   Capital gain distribution from mutual funds                    181,470      913,287           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  307,489    3,542,873     (196,640)    (171,863)    1,233,556
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations               1,141,337    5,400,958      822,453    4,011,973     1,350,700
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,448      497,713          459      707,562           120
   Payments for contract benefits or terminations                (894,242)  (2,014,447)  (1,238,332)  (3,755,867)     (702,374)
   Transfers between sub-accounts (including fixed
     account), net                                               (199,419)     (69,892)     119,990    1,833,522       136,428
   Contract maintenance charges                                        --     (314,321)          --     (321,567)          (36)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,804)         (27)          --         (641)       (3,141)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions   (1,092,017)  (1,900,974)  (1,117,883)  (1,536,991)     (569,003)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                                  49,320    3,499,984     (295,430)   2,474,982       781,697
Net assets at beginning of period                               7,677,663   35,950,298    9,824,796   48,601,128     6,057,584
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 7,726,983  $39,450,282  $ 9,529,366  $51,076,110   $ 6,839,281
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   314,086    1,645,874      402,378    2,169,537       452,340
Units issued                                                        5,858       63,597       36,324      139,423        31,832
Units redeemed                                                    (48,597)    (143,880)     (78,889)    (204,966)      (69,470)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      271,347    1,565,591      359,813    2,103,994       414,702
                                                              ===========  ===========  ===========  ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA              SAST SA T.
                                                                 Putnam               Rowe Price
                                                              International  SAST SA    Asset      SAST SA T.      SAST SA
                                                               Growth and   Small Cap Allocation   Rowe Price     Templeton
                                                                 Income       Index     Growth    VCP Balanced  Foreign Value
                                                                Portfolio   Portfolio Portfolio    Portfolio      Portfolio
                                                                 Class 3     Class 3   Class 3      Class 3        Class 3
                                                              ------------- --------- ----------  ------------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   420,352  $  1,240  $   25,838  $  3,249,651  $  4,385,619
   Mortality and expense risk and administrative charges          (136,857)     (677)     (5,603)   (1,261,258)   (1,012,252)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                    283,495       563      20,235     1,988,393     3,373,367
   Net realized gain (loss)                                        883,422      (826)       (457)      619,118     2,123,646
   Capital gain distribution from mutual funds                          --     9,411      12,281     8,944,417     2,184,416
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,080,607)  (61,005)   (239,482)  (22,390,705)  (25,893,127)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations               (2,913,690)  (51,857)   (207,423)  (10,838,777)  (18,211,698)
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          275,221   251,045   4,049,004     8,527,908       608,245
   Payments for contract benefits or terminations               (1,642,738)       --      (7,383)   (2,968,258)   (7,757,184)
   Transfers between sub-accounts (including fixed
     account), net                                                 116,469    99,523     109,687     7,064,139     7,485,078
   Contract maintenance charges                                    (85,241)     (198)     (2,162)   (1,916,426)     (893,580)
   Adjustments to net assets allocated to contracts in
     payout period                                                   7,953        --          --            --            84
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (1,328,336)  350,370   4,149,146    10,707,363      (557,357)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                               (4,242,026)  298,513   3,941,723      (131,414)  (18,769,055)
Net assets at beginning of period                               17,121,613        --          --   122,592,758   108,853,284
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $12,879,587  $298,513  $3,941,723  $122,461,344  $ 90,084,229
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,123,139        --          --     9,800,465     8,526,275
Units issued                                                       112,880    35,031     422,614     1,563,638       882,812
Units redeemed                                                    (197,997)     (719)     (1,650)     (722,809)     (885,765)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,038,022    34,312     420,964    10,641,294     8,523,322
                                                               ===========  ========  ==========  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   208,109  $     --  $       --  $     32,725  $  2,601,824
   Mortality and expense risk and administrative charges          (146,931)       --          --      (901,067)   (1,036,883)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                     61,178        --          --      (868,342)    1,564,941
   Net realized gain (loss)                                        810,700        --          --       352,193     2,760,822
   Capital gain distribution from mutual funds                          --        --          --       367,705            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 2,598,901        --          --    14,695,750    15,148,008
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations                3,470,779        --          --    14,547,306    19,473,771
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          237,280        --          --    30,192,084       848,403
   Payments for contract benefits or terminations               (1,596,669)       --          --    (2,358,584)   (7,064,943)
   Transfers between sub-accounts (including fixed
     account), net                                                (772,311)       --          --    35,061,649    (4,346,056)
   Contract maintenance charges                                    (94,807)       --          --    (1,346,550)     (907,528)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (4,303)       --          --            --           633
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (2,230,810)       --          --    61,548,599   (11,469,491)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                                1,239,969        --          --    76,095,905     8,004,280
Net assets at beginning of period                               15,881,644        --          --    46,496,853   100,849,004
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $17,121,613  $     --  $       --  $122,592,758  $108,853,284
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,281,682        --          --     4,377,584     9,498,675
Units issued                                                        46,323        --          --     6,042,631       221,007
Units redeemed                                                    (204,866)       --          --      (619,750)   (1,193,407)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,123,139        --          --     9,800,465     8,526,275
                                                               ===========  ========  ==========  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             SAST SA     SAST SA       SAST SA      SAST SA
                                                                             WellsCap    WellsCap     WellsCap     WellsCap
                                                            SAST SA VCP     Aggressive  Aggressive   Fundamental  Fundamental
                                                              Dynamic         Growth      Growth       Growth       Growth
                                                            Allocation      Portfolio   Portfolio     Portfolio    Portfolio
                                                         Portfolio Class 3   Class 1     Class 3       Class 1      Class 3
                                                         ----------------- -----------  ----------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                              $   73,603,908   $        --  $       --  $         --  $        --
   Mortality and expense risk and administrative
     charges                                                 (19,911,244)      (59,630)    (21,496)      (92,016)     (34,096)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                               53,692,664       (59,630)    (21,496)      (92,016)     (34,096)
   Net realized gain (loss)                                   18,769,356       365,213      92,682    (1,798,566)    (749,033)
   Capital gain distribution from mutual funds               221,039,716       677,088     295,050     5,190,201    2,273,721
   Change in unrealized appreciation (depreciation) of
     investments                                            (447,978,605)   (1,286,850)   (514,655)   (2,095,922)    (962,081)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations           (154,476,869)     (304,179)   (148,419)    1,203,697      528,511
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     20,309,475         7,840     129,638        49,731       81,364
   Payments for contract benefits or terminations            (72,263,143)     (658,417)   (213,845)     (822,177)    (398,270)
   Transfers between sub-accounts (including fixed
     account), net                                             8,367,991       (23,216)    153,622   (10,351,954)  (4,767,604)
   Contract maintenance charges                              (28,667,852)         (248)     (9,053)         (190)     (16,050)
   Adjustments to net assets allocated to contracts in
     payout period                                                11,236           104          --        (1,087)         804
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (72,242,293)     (673,937)     60,362   (11,125,677)  (5,099,756)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                           (226,719,162)     (978,116)    (88,057)   (9,921,980)  (4,571,245)
Net assets at beginning of period                          2,062,931,943     5,123,110   1,922,993     9,921,980    4,571,245
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $1,836,212,781   $ 4,144,994  $1,834,936  $         --  $        --
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              141,113,472       206,946     113,188       421,879      309,245
Units issued                                                   3,050,533         2,950      20,876         6,393       24,940
Units redeemed                                                (8,031,025)      (26,403)    (16,792)     (428,272)    (334,185)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 136,132,980       183,493     117,272            --           --
                                                          ==============   ===========  ==========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $   21,449,111   $        --  $       --  $     24,360  $       960
   Mortality and expense risk and administrative
     charges                                                 (18,631,684)      (55,985)    (18,380)      (98,862)     (38,328)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                                2,817,427       (55,985)    (18,380)      (74,502)     (37,368)
   Net realized gain (loss)                                   14,558,656       280,017     121,521       150,810      305,040
   Capital gain distribution from mutual funds                40,723,258            --          --       468,781      223,783
   Change in unrealized appreciation (depreciation) of
     investments                                             269,995,359       961,602     331,514     2,072,818      720,992
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations            328,094,700     1,185,634     434,655     2,617,907    1,212,447
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     76,553,294         1,058     790,370         2,872      284,470
   Payments for contract benefits or terminations            (61,349,552)     (445,542)   (101,005)     (653,857)    (437,718)
   Transfers between sub-accounts (including fixed
     account), net                                           (15,216,452)       27,398    (660,190)       10,540     (132,517)
   Contract maintenance charges                              (26,719,688)         (226)     (8,293)         (171)     (22,635)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            81          --            14         (612)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (26,732,398)     (417,231)     20,882      (640,602)    (309,012)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                            301,362,302       768,403     455,537     1,977,305      903,435
Net assets at beginning of period                          1,761,569,641     4,354,707   1,467,456     7,944,675    3,667,810
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $2,062,931,943   $ 5,123,110  $1,922,993  $  9,921,980  $ 4,571,245
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              143,133,132       229,437     110,199       449,127      332,160
Units issued                                                   9,454,237         6,687      55,919        13,650       45,139
Units redeemed                                               (11,473,897)      (29,178)    (52,930)      (40,898)     (68,054)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 141,113,472       206,946     113,188       421,879      309,245
                                                          ==============   ===========  ==========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 Polaris II A-Class                     Polaris Platinum O-Series
 Polaris II A-Class Platinum Series     Polaris Plus
 Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

   American Funds Ins Series
     (American Funds IS)
   American Funds IS Asset Allocation  American Funds IS Global Small
     Fund Class 2                        Capitalization Fund Class 4
   American Funds IS Asset Allocation  American Funds IS Growth Fund Class 2
     Fund Class 4
   American Funds IS Bond Fund Class 4 American Funds IS Growth Fund Class 4
   American Funds IS Capital Income    American Funds IS Growth-Income Fund
     Builder Class 4                     Class 2
   American Funds IS Global Bond Fund  American Funds IS Growth-Income Fund
     Class 4                             Class 4
   American Funds IS Global Growth     American Funds IS International Fund
     Fund Class 2                        Class 4
   American Funds IS Global Growth
     Fund Class 4

   Anchor Series Trust (AST)/(a)/
   AST SA BlackRock Multi-Asset        AST SA Wellington Government and
     Income Portfolio Class 3/(f)/       Quality Bond Portfolio Class 3
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 1/(b)/              Class 1/(c)/
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 3/(b)/              Class 3/(c)/
   AST SA Wellington Capital           AST SA Wellington Natural Resources
     Appreciation Portfolio Class 1      Portfolio Class 3/(d)/
   AST SA Wellington Capital           AST SA Wellington Strategic
     Appreciation Portfolio Class 3      Multi-Asset Portfolio Class 3/(o)/
   AST SA Wellington Government and
     Quality Bond Portfolio Class 1

   Franklin Templeton Variable
     Insurance Products Trust (FTVIP)
   FTVIP Franklin Founding Funds       FTVIP Franklin Rising Dividends VIP
     Allocation VIP Fund Class 2         Fund Class 2
   FTVIP Franklin Income VIP Fund      FTVIP Franklin Strategic Income VIP
     Class 2                             Fund Class 2
   FTVIP Franklin Mutual Global        FTVIP Templeton Global Bond VIP Fund
     Discovery VIP Fund Class 2          Class 2

   Goldman Sachs Variable Insurance
     Trust (Goldman Sachs VIT)
   Goldman Sachs VIT Government Money
     Market Fund Service Class

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Invesco Variable Insurance Funds (Invesco V.I.)
   Invesco V.I. American Franchise     Invesco V.I. Equity and Income Fund
     Fund Series II                      Series II
   Invesco V.I. American Value Fund    Invesco V.I. Growth and Income Fund
     Series II                           Series II
   Invesco V.I. Comstock Fund Series
     II
   Lord Abbett Series Fund, Inc. (Lord Abbett)
   Lord Abbett Bond Debenture          Lord Abbett Mid Cap Stock Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Developing Growth       Lord Abbett Total Return Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Growth and Income
     Portfolio Class VC
   Seasons Series Trust (SST)/(a)/
   SST SA Allocation Balanced          SST SA Allocation Moderate Portfolio
     Portfolio Class 3                   Class 3
   SST SA Allocation Growth Portfolio  SST SA Putnam Asset Allocation
     Class 3                             Diversified Growth Portfolio
                                         Class 3/(p)/
   SST SA Allocation Moderate Growth   SST SA Wellington Real Return
     Portfolio Class 3                   Portfolio Class 3
   SunAmerica Series Trust (SAST)/(a)/
   SAST SA AB Growth Portfolio Class 1 SAST SA JPMorgan Global Equities
                                         Portfolio Class 1
   SAST SA AB Growth Portfolio Class 3 SAST SA JPMorgan Global Equities
                                         Portfolio Class 3
   SAST SA AB Small & Mid Cap Value    SAST SA JPMorgan MFS Core Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Boston Company Capital      SAST SA JPMorgan MFS Core Bond
     Growth Portfolio Class 1/(e)/       Portfolio Class 3
   SAST SA Boston Company Capital      SAST SA JPMorgan Mid-Cap Growth
     Growth Portfolio Class 3/(e)/       Portfolio Class 1
   SAST SA Columbia Technology         SAST SA JPMorgan Mid-Cap Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA Columbia Technology         SAST SA Large Cap Growth Index
     Portfolio Class 3                   Portfolio Class 3/(n)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 1                   Class 1/(j)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 3                   Class 3/(j)/
   SAST SA Dogs of Wall Street         SAST SA Large Cap Value Index
     Portfolio Class 1                   Portfolio Class 3/(n)/
   SAST SA Dogs of Wall Street         SAST SA Legg Mason BW Large Cap Value
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Emerging Markets Equity     SAST SA Legg Mason BW Large Cap Value
     Index Portfolio Class 3/(n)/        Portfolio Class 3
   SAST SA Federated Corporate Bond    SAST SA Legg Mason Tactical
     Portfolio Class 1                   Opportunities Class 3
   SAST SA Federated Corporate Bond    SAST SA MFS Blue Chip Growth
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Blue Chip Growth
     Class 1/(g)/                        Portfolio Class 3
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Massachusetts Investors
     Class 3/(g)/                        Trust Portfolio Class 1
   SAST SA Fixed Income Index          SAST SA MFS Massachusetts Investors
     Portfolio Class 3                   Trust Portfolio Class 3
   SAST SA Fixed Income Intermediate   SAST SA MFS Telecom Utility Portfolio
     Index Portfolio Class 3             Class 1/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Telecom Utility Portfolio
     Value Portfolio Class 1             Class 3/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Total Return Portfolio
     Value Portfolio Class 3             Class 1
   SAST SA Global Index Allocation     SAST SA MFS Total Return Portfolio
     60/40 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Mid Cap Index Portfolio
     75/25 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Morgan Stanley International
     90/10 Portfolio Class 3/(n)/        Equities Portfolio Class 1
   SAST SA Goldman Sachs Global Bond   SAST SA Morgan Stanley International
     Portfolio Class 1                   Equities Portfolio Class 3/(f)/
   SAST SA Goldman Sachs Global Bond   SAST SA Oppenheimer Main Street Large
     Portfolio Class 3                   Cap Portfolio Class 1
   SAST SA Goldman Sachs Multi-Asset   SAST SA Oppenheimer Main Street Large
     Insights Portfolio Class 3          Cap Portfolio Class 3
   SAST SA Index Allocation 60/40      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Index Allocation 80/20      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 3
   SAST SA Index Allocation 90/10      SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 1
   SAST SA International Index         SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 3
   SAST SA Invesco Growth              SAST SA Small Cap Index Portfolio
     Opportunities Portfolio Class 1     Class 3
   SAST SA Invesco Growth              SAST SA T. Rowe Price Asset
     Opportunities Portfolio Class 3     Allocation Growth Portfolio Class 3
   SAST SA Invesco VCP Equity-Income   SAST SA T. Rowe Price VCP Balanced
     Portfolio Class 3/(h)/              Portfolio Class 3
   SAST SA Janus Focused Growth        SAST SA Templeton Foreign Value
     Portfolio Class 3                   Portfolio Class 3/(l) /
   SAST SA JPMorgan Diversified        SAST SA VCP Dynamic Allocation
     Balanced Portfolio Class 1/(i)/     Portfolio Class 3
   SAST SA JPMorgan Diversified        SAST SA WellsCap Aggressive Growth
     Balanced Portfolio Class 3/(i)/     Portfolio Class 1
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Aggressive Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Fundamental Growth
     Portfolio Class 3                   Portfolio Class 1/(m)/
   SAST SA JPMorgan Equity-Income      SAST SA WellsCap Fundamental Growth
     Portfolio Class 1                   Portfolio Class 3/(f)(m)/
   SAST SA JPMorgan Equity-Income
     Portfolio Class 3

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST SA Edge Asset Allocation Portfolio.
(c) The AST SA Wellington Growth Portfolio, in operation for the period
    January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(d) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(f) Fund had no activity for the year.
(g) Formerly SAST SA Pyramis Real Estate Portfolio.
(h) Formerly SAST Invesco VCP Value Portfolio
(i) Formerly SAST SA JPMorgan Balanced Portfolio.
(j) Formerly SAST Equity Index Portfolio.
(k) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(l) Formerly SAST SA Franklin Foreign Value Portfolio.
(m) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(n) For the period May 1, 2018 (commencement of operations) to December 31,
    2018.
(o) Formerly AST SA Wellington Multi-Asset Income Portfolio.
(p) Formerly SST SA Asset Allocation Diversified Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                               Separate Account Annual Charges*
 Polaris II A-Class                     0.85% or 1.10%
 Polaris II A-Class Platinum Series     0.85% or 1.10%
 Polaris II Asset Manager               0.85% or 1.10%
 Polaris Platinum O-Series              0.95% or 1.20%
 Polaris Plus                           0.85% or 1.25%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

   .   MarketLock

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

   .   MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
MarketLock                             Polaris II A-Class Platinum Series     0.50% to 0.75%
MarketLock for Life Plus               Polaris II A-Class Platinum Series     0.70% to 0.75% for one covered person
                                                                              0.95% to 1.00% for two covered person
MarketLock Income Plus                 Polaris II A-Class Platinum Series     0.85% to 1.10% for one covered person
                                                                              1.10% to 1.35% for two covered person

SunAmerica Income Plus, Polaris Income Builder and Polaris Income Builder Daily
Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The SunAmerica Income Plus annual fee ranges from 0.60 percent to 2.20 percent for one covered person and from 0.60 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

Polaris Income Builder annual fee ranges from 1.10 percent to 2.20 percent for one covered person and from 1.35 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

The Polaris Income Builder Daily annual fee ranges from 1.30 percent to
2.50 percent for one covered person and from 1.45 percent to 2.50 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                       Cost of   Proceeds from
Sub-accounts                                                          Purchases      Sales
------------                                                         ----------- -------------
American Funds IS Asset Allocation Fund Class 2                      $31,101,778  $40,859,227
American Funds IS Asset Allocation Fund Class 4                       28,675,758    1,393,040
American Funds IS Bond Fund Class 4                                    4,947,476    1,543,829
American Funds IS Capital Income Builder Class 4                       6,041,882      934,546
American Funds IS Global Bond Fund Class 4                             2,392,989      769,875
American Funds IS Global Growth Fund Class 2                          30,847,800   40,961,363
American Funds IS Global Growth Fund Class 4                           5,813,053    1,013,675
American Funds IS Global Small Capitalization Fund Class 4             3,287,069      487,453
American Funds IS Growth Fund Class 2                                 30,757,099   40,229,414
American Funds IS Growth Fund Class 4                                 13,721,242    2,021,990
American Funds IS Growth-Income Fund Class 2                          37,470,291   58,249,454
American Funds IS Growth-Income Fund Class 4                          16,442,923    3,556,936
American Funds IS International Fund Class 4                           5,158,573      647,506
AST SA PGI Asset Allocation Portfolio Class 1                            695,422    1,506,471
AST SA PGI Asset Allocation Portfolio Class 3                          2,172,583    1,540,244
AST SA Wellington Capital Appreciation Portfolio Class 1               9,588,889   10,518,253
AST SA Wellington Capital Appreciation Portfolio Class 3              31,438,562   29,481,128
AST SA Wellington Government and Quality Bond Portfolio Class 1        1,488,067    5,092,634
AST SA Wellington Government and Quality Bond Portfolio Class 3       12,623,159   33,976,914
AST SA Wellington Growth Portfolio Class 1                            10,909,857   26,775,434
AST SA Wellington Growth Portfolio Class 3                             5,072,401   10,212,809
AST SA Wellington Natural Resources Portfolio Class 3                    370,519    5,838,629
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                350,793        2,722
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2              3,577,000    2,864,366
FTVIP Franklin Income VIP Fund Class 2                                 6,134,538    5,382,068
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                3,363,576      452,153
FTVIP Franklin Rising Dividends VIP Fund Class 2                       4,722,079      601,532
FTVIP Franklin Strategic Income VIP Fund Class 2                         763,844      151,105
FTVIP Templeton Global Bond VIP Fund Class 2                           1,016,181      356,817
Goldman Sachs VIT Government Money Market Fund Service Class           7,669,738    6,206,329
Invesco V.I. American Franchise Fund Series II                         1,445,401      988,938
Invesco V.I. American Value Fund Series II                             1,459,742      310,479
Invesco V.I. Comstock Fund Series II                                  42,772,293   33,653,329
Invesco V.I. Equity and Income Fund Series II                          4,148,901      278,315
Invesco V.I. Growth and Income Fund Series II                         43,229,897   33,628,295
Lord Abbett Bond Debenture Portfolio Class VC                          5,518,783    1,045,470
Lord Abbett Developing Growth Portfolio Class VC                         794,325      104,298
Lord Abbett Growth and Income Portfolio Class VC                       9,572,144   13,754,054
Lord Abbett Mid Cap Stock Portfolio Class VC                           4,981,793    7,578,975
Lord Abbett Total Return Portfolio Class VC                            3,839,982    1,237,453
SST SA Allocation Balanced Portfolio Class 3                             604,731          411
SST SA Allocation Growth Portfolio Class 3                             1,089,818          320
SST SA Allocation Moderate Growth Portfolio Class 3                      613,324          421
SST SA Allocation Moderate Portfolio Class 3                             353,197           74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      715,796          702
SST SA Wellington Real Return Portfolio Class 3                        7,038,627   14,832,447
SAST SA AB Growth Portfolio Class 1                                   38,146,462    3,930,661
SAST SA AB Growth Portfolio Class 3                                   29,752,931    2,628,140
SAST SA AB Small & Mid Cap Value Portfolio Class 3                    15,769,420    6,919,604
SAST SA Boston Company Capital Growth Portfolio Class 1                  320,924      945,229
SAST SA Boston Company Capital Growth Portfolio Class 3                3,798,411    9,923,227

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                      Cost of   Proceeds from
Sub-accounts                                                         Purchases      Sales
------------                                                        ----------- -------------
SAST SA Columbia Technology Portfolio Class 1                       $   127,647  $   125,400
SAST SA Columbia Technology Portfolio Class 3                         1,282,000      513,624
SAST SA DFA Ultra Short Bond Portfolio Class 1                        3,038,269    3,704,593
SAST SA DFA Ultra Short Bond Portfolio Class 3                        8,417,355    7,999,883
SAST SA Dogs of Wall Street Portfolio Class 1                         1,193,301      756,445
SAST SA Dogs of Wall Street Portfolio Class 3                         8,270,354    6,318,152
SAST SA Emerging Markets Equity Index Portfolio Class 3                  77,885        2,775
SAST SA Federated Corporate Bond Portfolio Class 1                    2,820,523    5,845,693
SAST SA Federated Corporate Bond Portfolio Class 3                   17,553,465   31,504,430
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1      349,005      567,946
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3    2,867,825    3,707,535
SAST SA Fixed Income Index Portfolio Class 3                            207,630        2,915
SAST SA Fixed Income Intermediate Index Portfolio Class 3                75,824        3,408
SAST SA Franklin Small Company Value Portfolio Class 1                  481,017      522,671
SAST SA Franklin Small Company Value Portfolio Class 3                8,335,421    4,590,567
SAST SA Global Index Allocation 60/40 Portfolio Class 3                 577,738        2,748
SAST SA Global Index Allocation 75/25 Portfolio Class 3               1,197,927        2,110
SAST SA Global Index Allocation 90/10 Portfolio Class 3               1,156,586        1,713
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   1,642,909    2,314,103
SAST SA Goldman Sachs Global Bond Portfolio Class 3                   7,698,070   11,030,650
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3             20,672          136
SAST SA Index Allocation 60/40 Portfolio Class 3                      1,592,387        2,075
SAST SA Index Allocation 80/20 Portfolio Class 3                      2,086,286       27,947
SAST SA Index Allocation 90/10 Portfolio Class 3                      2,580,271        4,087
SAST SA International Index Portfolio Class 3                            43,345           85
SAST SA Invesco Growth Opportunities Portfolio Class 1                  272,019      351,458
SAST SA Invesco Growth Opportunities Portfolio Class 3                4,068,643    4,732,006
SAST SA Invesco VCP Equity-Income Portfolio Class 3                  17,324,990    2,333,828
SAST SA Janus Focused Growth Portfolio Class 3                        3,279,942    5,224,194
SAST SA JPMorgan Diversified Balanced Portfolio Class 1               2,259,248    2,675,855
SAST SA JPMorgan Diversified Balanced Portfolio Class 3               7,304,793    3,519,192
SAST SA JPMorgan Emerging Markets Portfolio Class 1                     375,008      661,900
SAST SA JPMorgan Emerging Markets Portfolio Class 3                   4,482,481    2,710,452
SAST SA JPMorgan Equity-Income Portfolio Class 1                      1,655,198    2,715,381
SAST SA JPMorgan Equity-Income Portfolio Class 3                     10,956,355   10,184,753
SAST SA JPMorgan Global Equities Portfolio Class 1                      760,794      559,397
SAST SA JPMorgan Global Equities Portfolio Class 3                    1,970,252      678,501
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                      2,179,525    2,522,113
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                     19,454,015   36,980,933
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                     1,067,422    1,134,389
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                     9,184,433    4,350,624
SAST SA Large Cap Growth Index Portfolio Class 3                         22,181           13
SAST SA Large Cap Index Portfolio Class 1                               619,719    1,219,996
SAST SA Large Cap Index Portfolio Class 3                               118,349        1,072
SAST SA Large Cap Value Index Portfolio Class 3                          24,587           17
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1               6,189,672    6,464,862
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3              16,728,240   14,240,242
SAST SA Legg Mason Tactical Opportunities Class 3                        58,273          494
SAST SA MFS Blue Chip Growth Portfolio Class 1                          200,226      215,380
SAST SA MFS Blue Chip Growth Portfolio Class 3                        6,006,190    2,507,795
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1             735,996      927,222
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3          16,206,321   15,013,468
SAST SA MFS Telecom Utility Portfolio Class 1                           364,269    1,843,710
SAST SA MFS Telecom Utility Portfolio Class 3                           535,202    2,925,936

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                    Cost of    Proceeds from
Sub-accounts                                                       Purchases       Sales
------------                                                      ------------ -------------
SAST SA MFS Total Return Portfolio Class 1                        $  4,905,316 $  7,712,816
SAST SA MFS Total Return Portfolio Class 3                          15,483,813   14,773,202
SAST SA Mid Cap Index Portfolio Class 3                                266,156          644
SAST SA Morgan Stanley International Equities Portfolio Class 1        207,951      468,414
SAST SA Morgan Stanley International Equities Portfolio Class 3      2,772,958    1,851,027
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            617,391    1,006,768
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3          5,450,043    4,205,625
SAST SA PineBridge High-Yield Bond Portfolio Class 1                   881,054    1,786,987
SAST SA PineBridge High-Yield Bond Portfolio Class 3                 3,904,254    5,770,568
SAST SA Putnam International Growth and Income Portfolio Class 1       379,639      889,129
SAST SA Putnam International Growth and Income Portfolio Class 3     1,778,849    2,823,690
SAST SA Small Cap Index Portfolio Class 3                              363,204        2,860
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3      4,190,093        8,431
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                25,732,573    4,092,399
SAST SA Templeton Foreign Value Portfolio Class 3                   15,309,194   10,308,768
SAST SA VCP Dynamic Allocation Portfolio Class 3                   305,681,551  103,191,463
SAST SA WellsCap Aggressive Growth Portfolio Class 1                   735,550      792,030
SAST SA WellsCap Aggressive Growth Portfolio Class 3                   653,346      319,429
SAST SA WellsCap Fundamental Growth Portfolio Class 1                5,291,663   11,319,155
SAST SA WellsCap Fundamental Growth Portfolio Class 3                2,571,368    5,431,416

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                               December 31, 2018                      For the Year Ended December 31, 2018
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      10,668,380 28.20      29.56     313,819,502        1.68        0.85   1.20    -5.75   -5.42
American Funds IS Asset Allocation
  Fund Class 4                       3,494,437 11.44      11.55      40,196,348        1.86        0.95   1.20    -5.97   -5.74
American Funds IS Bond Fund Class 4  1,276,147  9.97      10.07      12,780,250        2.58        0.95   1.20    -2.07   -1.83
American Funds IS Capital Income
  Builder Class 4                    1,684,960  9.80       9.89      16,567,381        2.86        0.95   1.20    -8.36   -8.13
American Funds IS Global Bond Fund
  Class 4                              354,902  9.87       9.96       3,513,984        2.69        0.95   1.20    -2.79   -2.54
American Funds IS Global Growth
  Fund Class 2                       6,260,107 41.14      43.14     267,836,015        0.68        0.85   1.20   -10.13   -9.82
American Funds IS Global Growth
  Fund Class 4                       1,249,468 11.05      11.15      13,856,860        0.59        0.95   1.20   -10.33  -10.10
American Funds IS Global Small
  Capitalization Fund Class 4          409,961 10.14      10.24       4,174,164        0.02        0.95   1.20   -11.88  -11.65
American Funds IS Growth Fund
  Class 2                            4,906,679 44.45      46.60     226,735,625        0.45        0.85   1.20    -1.44   -1.10
American Funds IS Growth Fund
  Class 4                            2,141,115 13.21      13.33      28,376,503        0.30        0.95   1.20    -1.70   -1.45
American Funds IS Growth-Income
  Fund Class 2                       9,659,877 35.73      37.50     359,548,435        1.45        0.85   1.20    -2.96   -2.62
American Funds IS Growth-Income
  Fund Class 4                       3,481,329 12.31      12.42      43,011,140        1.45        0.95   1.20    -3.23   -2.97
American Funds IS International
  Fund Class 4                         709,285  9.87       9.96       7,019,140        2.06        0.95   1.20   -14.45  -14.23
AST SA PGI Asset Allocation
  Portfolio Class 1                    245,618 24.51      43.73       7,411,620        2.56        0.85   1.25    -5.74   -5.36
AST SA PGI Asset Allocation
  Portfolio Class 3                    651,666 22.56      23.75      15,322,864        2.42        0.85   1.20    -5.91   -5.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,286,016 42.91     128.99      63,749,065        0.00        0.85   1.25    -1.99   -1.60
AST SA Wellington Capital
  Appreciation Portfolio Class 3     3,953,800 39.36      41.58     162,286,170        0.00        0.85   1.20    -2.18   -1.83
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,328,410 18.11      22.40      24,881,829        2.03        0.85   1.25    -1.19   -0.79
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    10,239,784 16.65      17.55     176,786,183        1.88        0.85   1.20    -1.40   -1.06
AST SA Wellington Growth Portfolio
  Class 1                                   -- 25.23      66.85              --        2.29        0.85   1.25     5.55    5.89
AST SA Wellington Growth Portfolio
  Class 3                                   -- 23.21      24.46              --        1.92        0.85   1.20     5.35    5.65
AST SA Wellington Natural
  Resources Portfolio Class 3               --  9.57       9.95              --        3.64        0.85   1.20     3.67    3.97
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3               30,462 10.36      10.42         317,044        1.14        0.95   1.20    -8.91   -8.69
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,610,751 13.18      13.63      21,724,060        3.16        0.85   1.20   -10.73  -10.42
FTVIP Franklin Income VIP Fund
  Class 2                            2,780,425 14.70      15.19      41,643,043        4.97        0.85   1.20    -5.45   -5.12
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           696,677  9.36       9.45       6,538,375        2.95        0.95   1.20   -12.28  -12.06
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     865,831 12.11      12.22      10,519,802        1.31        0.95   1.20    -6.21   -5.98
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     191,727  9.97      10.06       1,919,560        2.95        0.95   1.20    -3.31   -3.07
FTVIP Templeton Global Bond VIP
  Fund Class 2                         213,280  9.69       9.78       2,072,431        0.00        0.95   1.20     0.72    0.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            532,279  9.88       9.97       5,288,898        1.61        0.85   1.20     0.26    0.62
Invesco V.I. American Franchise
  Fund Series II                       299,291 21.26      22.29       6,569,450        0.00        0.85   1.20    -5.04   -4.71
Invesco V.I. American Value Fund
  Series II                            208,794  9.16       9.25       1,917,565        0.26        0.95   1.20   -13.91  -13.70
Invesco V.I. Comstock Fund Series
  II                                 9,846,141 22.80      23.97     233,387,078        1.49        0.85   1.20   -13.42  -13.11
Invesco V.I. Equity and Income
  Fund Series II                       765,060 10.48      10.58       8,052,808        2.39        0.95   1.20   -10.81  -10.59
Invesco V.I. Growth and Income
  Fund Series II                     9,254,052 24.82      26.14     239,132,960        1.84        0.85   1.20   -14.63  -14.33
Lord Abbett Bond Debenture
  Portfolio Class VC                   821,273 10.66      10.75       8,783,520        5.81        0.95   1.20    -5.17   -4.93
Lord Abbett Developing Growth
  Portfolio Class VC                    74,874 11.05      11.15         830,219        0.00        0.95   1.20     3.62    3.89
Lord Abbett Growth and Income
  Portfolio Class VC                 3,631,052 20.44      21.47      77,514,496        1.37        0.85   1.20    -9.25   -8.93
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,335,926 21.07      22.10      51,290,441        0.69        0.85   1.20   -16.06  -15.76
Lord Abbett Total Return Portfolio
  Class VC                             705,696 10.09      10.18       7,147,234        4.04        0.95   1.20    -2.21   -1.97
SST SA Allocation Balanced
  Portfolio Class 3                     54,711  9.74       9.75         533,300        4.27        0.95   1.20    -2.56   -2.52
SST SA Allocation Growth Portfolio
  Class 3                              102,999  9.36       9.37         964,941        2.93        0.95   1.20    -6.35   -6.31
SST SA Allocation Moderate Growth
  Portfolio Class 3                     53,261             9.51         506,553        4.54               0.95            -4.89
SST SA Allocation Moderate
  Portfolio Class 3                     34,009             9.61         326,677        2.42               0.95            -3.94
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               58,114 10.98      11.04         641,532        1.73        0.95   1.20    -9.86   -9.63
SST SA Wellington Real Return
  Portfolio Class 3                  6,810,076 11.70      11.99      80,871,642        3.38        0.85   1.20    -1.40   -1.05
SAST SA AB Growth Portfolio Class 1  1,507,359 21.59      84.98      55,159,206        0.00        0.85   1.25     1.04    1.45
SAST SA AB Growth Portfolio Class 3  1,825,919 19.82      20.91      37,496,816        0.00        0.85   1.20     0.83    1.19
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,124,923 19.27      20.05      42,053,433        0.33        0.85   1.20   -16.34  -16.04
SAST SA Boston Company Capital
  Growth Portfolio Class 1                  -- 17.06      17.82              --        0.68        0.85   1.10    13.50   13.73
SAST SA Boston Company Capital
  Growth Portfolio Class 3                  -- 16.41      17.28              --        0.25        0.85   1.20    13.22   13.54
SAST SA Columbia Technology
  Portfolio Class 1                    111,396  5.60       5.86         647,541        0.00        0.85   1.10    -9.16   -8.93
SAST SA Columbia Technology
  Portfolio Class 3                    586,136  5.34       5.67       3,225,691        0.00        0.85   1.20    -9.44   -9.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    630,126 11.08      12.55       7,146,210        1.04        0.85   1.25     0.28    0.68
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,214,654 10.15      10.73      12,868,966        0.81        0.85   1.20     0.02    0.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    144,261 32.07      39.09       5,162,127        2.35        0.85   1.25    -1.55   -1.15
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,060,858 35.96      37.87      39,364,435        2.27        0.85   1.20    -1.75   -1.40
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                8,287  8.52       8.54          70,726        1.27        0.85   1.20   -14.77  -14.57

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,297,610 26.68      31.60       34,842,192       4.15        0.85   1.25    -4.06   -3.68
SAST SA Federated Corporate Bond
  Portfolio Class 3                   7,502,018 24.54      25.86      191,733,742       4.05        0.85   1.20    -4.23   -3.89
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                                79,977 36.45      45.48        3,293,292       2.38        0.85   1.25    -7.63   -7.25
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               365,965 41.80      44.01       15,877,904       2.16        0.85   1.20    -7.86   -7.54
SAST SA Fixed Income Index
  Portfolio Class 3                      20,184 10.09      10.11          203,692       2.60        0.85   1.20     0.89    1.12
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                 7,140            10.12           72,272       2.08               1.20             1.22
SAST SA Franklin Small Company
  Value Portfolio Class 1                56,651            44.25        2,506,564       1.03               1.25           -13.89
SAST SA Franklin Small Company
  Value Portfolio Class 3             1,979,107 15.91      16.53       32,291,413       0.75        0.85   1.20   -14.05  -13.75
SAST SA Global Index Allocation
  60/40 Portfolio Class 3                57,209  9.34       9.36          534,978       2.73        0.95   1.20    -6.56   -6.41
SAST SA Global Index Allocation
  75/25 Portfolio Class 3               119,095  9.16       9.17        1,091,756       2.68        0.95   1.20    -8.43   -8.28
SAST SA Global Index Allocation
  90/10 Portfolio Class 3               119,298  8.95       8.97        1,069,932       2.56        0.95   1.20   -10.45  -10.30
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     419,543 17.63      23.04        7,624,355       3.75        0.85   1.25    -3.70   -3.31
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,039,992 16.20      17.08       51,059,139       3.86        0.85   1.20    -3.88   -3.54
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3              2,088             9.17           19,143       0.85               0.95            -8.31
SAST SA Index Allocation 60/40
  Portfolio Class 3                     155,118  9.53       9.55        1,479,783       2.79        0.85   1.20    -4.72   -4.49
SAST SA Index Allocation 80/20
  Portfolio Class 3                     199,496  9.31       9.33        1,860,666       3.00        0.95   1.20    -6.88   -6.72
SAST SA Index Allocation 90/10
  Portfolio Class 3                     249,077  9.19       9.21        2,293,278       2.85        0.95   1.20    -8.08   -7.92
SAST SA International Index
  Portfolio Class 3                       4,658             8.47           39,450       1.97               1.20           -15.30
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       124,130 11.82      11.97        1,467,804       0.00        0.85   1.10    -5.80   -5.57
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,515,063 11.45      11.51       17,313,849       0.00        0.85   1.20    -6.15   -5.82
SAST SA Invesco VCP Equity- Income
  Portfolio Class 3                   8,554,613 11.93      12.16      103,391,392       2.75        0.85   1.20   -11.25  -10.93
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,287,426 19.33      20.10       25,445,380       0.00        0.85   1.20    -0.17    0.19
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            625,320 16.67      27.28       14,042,704       1.55        0.85   1.25    -8.86   -8.49
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,860,735 15.23      16.15       29,363,530       1.41        0.85   1.20    -9.07   -8.75
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     178,917 18.86      24.20        3,845,031       2.15        0.85   1.25   -20.41  -20.09
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     814,652 22.29      23.45       18,685,346       2.07        0.85   1.20   -20.54  -20.26
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     407,597 20.09      59.73       15,911,577       2.10        0.85   1.25    -5.66   -5.28
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,226,812 18.40      19.46       80,368,331       1.90        0.85   1.20    -5.83   -5.50
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     183,878 14.63      31.49        3,777,505       1.88        0.85   1.25   -12.18  -11.83
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     370,333 13.50      14.17        5,135,096       1.69        0.85   1.20   -12.37  -12.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     727,414 21.61      30.50       15,925,207       2.49        0.85   1.25    -1.79   -1.40
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,066,318 19.91      20.95      207,345,354       2.30        0.85   1.20    -1.89   -1.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     234,615 19.99      20.91        4,869,529       0.00        0.85   1.10    -5.93   -5.69
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,545,993 19.22      20.25       30,610,459       0.00        0.85   1.20    -6.26   -5.93
SAST SA Large Cap Growth Index
  Portfolio Class 3                       2,237  9.59       9.60           21,457       0.20        0.95   1.20    -4.12   -3.96
SAST SA Large Cap Index Portfolio
  Class 1                               468,753            19.47        9,125,102       3.28               1.25            -5.94
SAST SA Large Cap Index Portfolio
  Class 3                                11,480  9.48       9.50          108,884       1.19        0.95   1.20    -5.17   -5.01
SAST SA Large Cap Value Index
  Portfolio Class 3                       2,544  9.30       9.31           23,665       0.68        0.95   1.20    -7.03   -6.88
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,278,301 27.22      66.13       39,300,810       1.75        0.85   1.25    -9.78   -9.42
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,727,868 24.98      26.37       97,044,982       1.47        0.85   1.20    -9.95   -9.63
SAST SA Legg Mason Tactical
  Opportunities Class 3                   5,641             9.41           53,072       1.36               0.95            -5.92
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     106,181 12.00      12.49        1,317,303       0.42        0.85   1.10    -6.06   -5.88
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   2,055,326 11.41      12.10       24,049,728       0.16        0.85   1.20    -6.62   -6.29
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     157,459 21.74      22.73        3,567,326       0.83        0.85   1.10    -6.42   -6.18
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,282,036 20.63      22.00      113,434,478       0.55        0.85   1.20    -6.77   -6.44
SAST SA MFS Telecom Utility
  Portfolio Class 1                          -- 20.86      28.72               --       4.64        0.85   1.25     2.81    3.14
SAST SA MFS Telecom Utility
  Portfolio Class 3                          -- 19.20      20.19               --       4.23        0.85   1.20     2.68    2.96
SAST SA MFS Total Return Portfolio
  Class 1                             1,916,615 24.62      25.75       49,114,301       2.12        0.85   1.10    -6.79   -6.56
SAST SA MFS Total Return Portfolio
  Class 3                             4,570,533 23.65      24.93      112,941,135       1.91        0.85   1.20    -7.12   -6.79
SAST SA Mid Cap Index Portfolio
  Class 3                                25,077  8.86       8.88          222,256       0.66        0.95   1.20   -11.39  -11.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               268,458 10.16      14.67        2,993,975       1.27        0.85   1.25   -15.04  -14.70
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,943,541  9.36       9.84       18,772,684       1.02        0.85   1.20   -15.17  -14.87
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           243,254 24.18      36.58        6,296,684       1.14        0.85   1.25    -9.02   -8.65
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,534,231 22.25      23.42       35,151,296       0.89        0.85   1.20    -9.22   -8.90
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     306,134 24.11      32.87        7,729,565       6.72        0.85   1.25    -5.08   -4.70
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   1,912,864 22.20      23.37       44,110,777       6.68        0.85   1.20    -5.21   -4.87
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               375,093 12.87      15.60        5,042,415       3.12        0.85   1.25   -18.67  -18.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,038,022 11.85      12.47       12,879,587       2.80        0.85   1.20   -18.80  -18.52
SAST SA Small Cap Index Portfolio
  Class 3                                34,312  8.70       8.72          298,513       0.42        0.85   1.20   -13.04  -12.84
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                               420,964  9.35       9.37        3,941,723       0.66        0.85   1.20    -6.50   -6.28
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                  10,641,294 11.43      11.55      122,461,344       2.65        0.85   1.20    -8.21   -7.89
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,523,322 10.31      10.71       90,084,229       4.41        0.85   1.20   -17.36  -17.07
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 136,132,980 13.29      13.63    1,836,212,781       3.78        0.85   1.20    -7.94   -7.62
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     183,493 16.52      26.04        4,144,994       0.00        0.85   1.25    -7.95   -7.58

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                              December 31, 2018                    For the Year Ended December 31, 2018
                                    ------------------------------------------  -------------------------------------------
                                                                                                  Expense         Total
                                            Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------------      Net           Income      -------------- --------------
Sub-accounts                         Units  Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                 117,272 15.32      16.00      1,834,936         0.00        0.85   1.20   -8.14    -7.82
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1               -- 17.30      43.23             --         0.00        0.85   1.25   12.18    12.54
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3               -- 15.85      16.78             --         0.00        0.85   1.20   12.01    12.33

                                               December 31, 2017                     For the Year Ended December 31, 2017
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      11,548,172 29.92      31.25     359,346,881       1.52     0.85   1.20   14.85    15.25
American Funds IS Asset Allocation
  Fund Class 4                       1,347,331 12.17      12.25      16,444,971       1.62     0.95   1.20   14.53    14.82
American Funds IS Bond Fund Class 4    952,445 10.19      10.25       9,727,744       2.13     0.95   1.20    2.06     2.32
American Funds IS Capital Income
  Builder Class 4                    1,224,886 10.69      10.76      13,126,203       2.52     0.95   1.20   11.31    11.59
American Funds IS Global Bond Fund
  Class 4                              197,321 10.15      10.22       2,007,767       0.45     0.95   1.20    5.36     5.63
American Funds IS Global Growth
  Fund Class 2                       6,880,079 45.78      47.84     326,751,286       0.66     0.85   1.20   29.91    30.36
American Funds IS Global Growth
  Fund Class 4                         932,345 12.33      12.40      11,518,722       0.67     0.95   1.20   16.28    29.56
American Funds IS Global Small
  Capitalization Fund Class 4          176,485 11.51      11.59       2,036,043       0.34     0.95   1.20   24.13    24.44
American Funds IS Growth Fund
  Class 2                            5,584,593 45.10      47.11     261,171,021       0.50     0.85   1.20   26.77    27.21
American Funds IS Growth Fund
  Class 4                            1,491,856 13.44      13.52      20,090,063       0.49     0.95   1.20   26.46    26.78
American Funds IS Growth-Income
  Fund Class 2                      10,926,542 36.82      38.51     418,005,582       1.38     0.85   1.20   20.93    21.35
American Funds IS Growth-Income
  Fund Class 4                       2,736,479 12.72      12.80      34,902,343       1.48     0.95   1.20   20.62    20.92
American Funds IS International
  Fund Class 4                         338,633 11.53      11.61       3,914,383       1.61     0.95   1.20   30.33    30.65
AST SA PGI Asset Allocation
  Portfolio Class 1                    287,656 25.90      46.39       9,194,984       2.70     0.85   1.25   12.34    12.79
AST SA PGI Asset Allocation
  Portfolio Class 3                    668,091 23.98      25.15      16,650,092       2.56     0.85   1.20   12.12    12.51
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,458,560 43.61     131.61      73,546,826       0.00     0.85   1.25   31.14    31.66
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,388,216 40.24      42.36     183,778,639       0.00     0.85   1.20   30.87    31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,541,283 18.25      22.67      29,085,742       1.79     0.85   1.25    1.66     2.07
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,575,100 16.89      17.74     202,353,380       1.61     0.85   1.20    1.53     1.88
AST SA Wellington Growth Portfolio
  Class 1                              911,981 23.83      63.33      25,174,137       1.17     0.85   1.25   18.30    18.77
AST SA Wellington Growth Portfolio
  Class 3                              384,258 22.03      23.15       8,725,482       0.97     0.85   1.20   18.06    18.48
AST SA Wellington Natural
  Resources Portfolio Class 3          572,581  9.23       9.57       5,422,301       2.24     0.85   1.20   13.41    13.81
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,632,110 14.77      15.22      24,617,082       2.65     0.85   1.20   10.65    11.03
FTVIP Franklin Income VIP Fund
  Class 2                            2,840,263 15.54      16.01      44,923,276       4.10     0.85   1.20    8.37     8.75
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           437,798 10.67      10.74       4,680,334       1.82     0.95   1.20    7.31     7.57
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     595,823 12.91      13.00       7,709,804       1.45     0.95   1.20   19.12    19.42
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     134,592 10.31      10.38       1,391,846       2.72     0.95   1.20    3.31     3.57
FTVIP Templeton Global Bond VIP
  Fund Class 2                         143,394  9.62       9.68       1,381,752       0.00     0.95   1.20    0.71     0.96
Goldman Sachs VIT Government Money
  Market Fund Service Class            386,810  9.86       9.91       3,825,489       0.45     0.85   1.20   -0.69    -0.34
Invesco V.I. American Franchise
  Fund Series II                       296,239 22.39      23.40       6,851,711       0.00     0.85   1.20   25.52    25.95
Invesco V.I. American Value Fund
  Series II                            131,357 10.64      10.71       1,400,405       0.64     0.95   1.20    8.38     8.65
Invesco V.I. Comstock Fund Series
  II                                10,480,217 26.33      27.58     286,361,670       1.93     0.85   1.20   16.18    16.58
Invesco V.I. Equity and Income
  Fund Series II                       469,764 11.75      11.83       5,536,900       1.61     0.95   1.20    9.46     9.74
Invesco V.I. Growth and Income
  Fund Series II                     9,817,010 29.07      30.51     296,547,815       1.29     0.85   1.20   12.68    13.07
Lord Abbett Bond Debenture
  Portfolio Class VC                   468,272 11.24      11.31       5,274,583       5.93     0.95   1.20    7.91     8.18
Lord Abbett Developing Growth
  Portfolio Class VC                    30,149 10.66      10.73         321,763       0.00     0.95   1.20   28.38    28.70
Lord Abbett Growth and Income
  Portfolio Class VC                 4,118,256 22.52      23.57      96,624,522       1.29     0.85   1.20   12.03    12.42
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,498,051 25.11      26.24      65,191,800       0.59     0.85   1.20    5.56     5.93
Lord Abbett Total Return Portfolio
  Class VC                             465,372 10.32      10.39       4,815,026       3.32     0.95   1.20    2.63     2.88
SST SA Wellington Real Return
  Portfolio Class 3                  7,635,695 11.87      12.12      91,778,889       2.27     0.85   1.20    0.72     1.07
SAST SA AB Growth Portfolio Class 1    430,780 21.28      84.10      25,483,130       0.04     0.85   1.25   30.36    30.88
SAST SA AB Growth Portfolio Class 3    658,759 19.66      20.66      13,488,356       0.00     0.85   1.20   30.10    30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,158,457 23.03      23.88      50,992,700       0.14     0.85   1.20   11.46    11.85
SAST SA Boston Company Capital
  Growth Portfolio Class 1              52,565 15.03      15.67         820,470       0.30     0.85   1.10   22.44    22.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3             565,376 14.50      15.22       8,416,695       0.09     0.85   1.20   22.01    22.44
SAST SA Columbia Technology
  Portfolio Class 1                    124,653  6.17       6.43         796,622       0.00     0.85   1.10   33.71    34.05
SAST SA Columbia Technology
  Portfolio Class 3                    539,153  5.90       6.24       3,274,930       0.00     0.85   1.20   33.25    33.71
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    690,228 11.01      12.52       7,779,020       0.30     0.85   1.25   -0.54    -0.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,173,090 10.15      10.69      12,406,923       0.03     0.85   1.20   -0.74    -0.39
SAST SA Dogs of Wall Street
  Portfolio Class 1                    152,316 32.58      39.54       5,477,901       2.27     0.85   1.25   17.35    17.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,150,908 36.60      38.41      43,389,174       2.16     0.85   1.20   17.11    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,465,176 27.70      32.94      40,855,271       4.41     0.85   1.25    5.32     5.74
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,351,021 25.62      26.90     222,386,663       4.28     0.85   1.20    5.11     5.47
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               91,624 39.46      49.04       4,090,169       2.82     0.85   1.25    4.08     4.50
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              414,076 45.37      47.60      19,474,392       2.66     0.85   1.20    3.87     4.23
SAST SA Franklin Small Company
  Value Portfolio Class 1               65,819            51.38       3,382,063       0.61            1.25             8.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,030,127 18.51      19.16      38,487,496       0.39     0.85   1.20    8.24     8.62

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31, 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     470,036 18.23      23.93        8,833,626      2.96     0.85   1.25    5.49     5.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,325,906 16.86      17.70       58,012,068      2.84     0.85   1.20    5.28     5.65
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       142,301 12.52      12.71        1,782,263      0.00     0.85   1.10   23.49    23.80
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,690,655 12.15      12.26       20,537,566      0.00     0.85   1.20   23.06    23.49
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                   7,803,130 13.44      13.66      106,003,303      1.10     0.85   1.20    8.68     9.06
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,455,660 19.36      20.06       28,777,042      0.00     0.85   1.20   28.28    28.73
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            677,756 18.22      29.93       16,819,998      1.60     0.85   1.25   13.14    13.59
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,754,183 16.75      17.70       30,388,445      1.41     0.85   1.20   12.92    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     194,726 23.69      30.28        5,198,433      2.04     0.85   1.25   40.52    41.08
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     750,240 28.05      29.40       21,644,199      1.77     0.85   1.20   40.24    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     464,151 21.21      63.31       19,129,786      2.11     0.85   1.25   16.82    17.29
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,483,491 19.53      20.60       90,448,498      1.93     0.85   1.20   16.59    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     202,871 16.59      35.86        4,721,488      1.85     0.85   1.25   22.80    23.29
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     337,904 15.41      16.12        5,341,576      1.64     0.85   1.20   22.56    22.99
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     752,707 21.92      31.05       16,770,050      2.35     0.85   1.25    2.66     3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  11,047,809 20.29      21.28      231,599,866      2.18     0.85   1.20    2.46     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     266,583 21.25      22.17        5,876,800      0.00     0.85   1.10   28.23    28.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,488,779 20.51      21.53       31,443,066      0.00     0.85   1.20   27.79    28.23
SAST SA Large Cap Index Portfolio
  Class 1                               521,147            20.70       10,785,393      1.53            1.25            19.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,416,445 30.05      73.30       47,686,503      1.74     0.85   1.25   19.08    19.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,952,048 27.74      29.18      114,067,951      1.56     0.85   1.20   18.84    19.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     115,132 12.75      13.30        1,520,847      0.77     0.85   1.10   25.65    25.96
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,904,395 12.22      12.91       23,817,663      0.49     0.85   1.20   25.21    25.65
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     179,720 23.23      24.22        4,339,390      1.06     0.85   1.10   22.07    22.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,650,390 22.12      23.52      130,019,182      0.82     0.85   1.20   21.65    22.07
SAST SA MFS Telecom Utility
  Portfolio Class 1                      67,524 20.22      27.93        1,707,516      2.75     0.85   1.25   13.58    14.03
SAST SA MFS Telecom Utility
  Portfolio Class 3                     143,676 18.70      19.61        2,760,661      2.45     0.85   1.20   13.35    13.74
SAST SA MFS Total Return Portfolio
  Class 1                             2,157,071 26.41      27.55       59,191,633      2.45     0.85   1.10   11.00    11.28
SAST SA MFS Total Return Portfolio
  Class 3                             4,850,693 25.47      26.75      128,821,236      2.26     0.85   1.20   10.61    11.00
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               295,734 11.91      17.26        3,880,685      1.23     0.85   1.25   23.50    23.99
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,896,235 11.03      11.56       21,556,904      0.98     0.85   1.20   23.25    23.68
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           271,347 26.47      40.20        7,726,983      1.02     0.85   1.25   15.42    15.89
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,565,591 24.51      25.71       39,450,282      0.82     0.85   1.20   15.19    15.60
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     359,813 25.30      34.63        9,529,366      9.02     0.85   1.25    8.38     8.81
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,103,994 23.42      24.57       51,076,110      8.72     0.85   1.20    8.16     8.54
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               414,702 15.76      19.18        6,839,281      1.53     0.85   1.25   22.95    23.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,123,139 14.59      15.31       17,121,613      1.26     0.85   1.20   22.71    23.13
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   9,800,465 12.45      12.51      122,592,758      0.04     0.95   1.20   17.49    17.78
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,526,275 12.47      12.91      108,853,284      2.48     0.85   1.20   20.02    20.44
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 141,113,472 14.44      14.75    2,062,931,943      1.12     0.85   1.20   18.52    18.93
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     206,946 17.87      28.29        5,123,110      0.00     0.85   1.25   27.98    28.49
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     113,188 16.68      17.36        1,922,993      0.00     0.85   1.20   27.73    28.17
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              421,879 15.37      38.54        9,921,980      0.27     0.85   1.25   34.00    34.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              309,245 14.15      14.94        4,571,245      0.02     0.85   1.20   33.73    34.20

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      12,683,944 26.05      27.12     342,652,277       1.57     0.85   1.20    8.11     8.49
American Funds IS Asset Allocation
  Fund Class 4                         813,602 10.63      10.67       8,658,615       1.89     0.95   1.20    7.87     8.13
American Funds IS Bond Fund Class 4    390,049  9.98      10.02       3,900,622       2.27     0.95   1.20    1.58     1.83
American Funds IS Capital Income
  Builder Class 4                      717,732  9.60       9.64       6,902,300       3.28     0.95   1.20    2.55     2.81
American Funds IS Global Bond Fund
  Class 4                               71,798  9.64       9.68         693,159       0.70     0.95   1.20    1.20     1.45
American Funds IS Global Growth
  Fund Class 2                       7,877,309 35.24      36.70     287,191,804       0.88     0.85   1.20   -0.58    -0.23
American Funds IS Global Growth
  Fund Class 4                         680,359  9.51       9.55       6,481,545       0.81     0.95   1.20   -0.82    -0.58
American Funds IS Global Small
  Capitalization Fund Class 4           52,843  9.27       9.31         490,657       0.14     0.95   1.20    0.64     0.89
American Funds IS Growth Fund
  Class 2                            6,339,567 35.58      37.03     233,251,854       0.75     0.85   1.20    8.19     8.56
American Funds IS Growth Fund
  Class 4                            1,006,137 10.63      10.67      10,703,723       0.67     0.95   1.20    7.92     8.19
American Funds IS Growth-Income
  Fund Class 2                      12,196,593 30.45      31.74     384,799,085       1.42     0.85   1.20   10.19    10.58
American Funds IS Growth-Income
  Fund Class 4                       1,876,197 10.55      10.59      19,818,707       1.59     0.95   1.20    9.93    10.21
American Funds IS International
  Fund Class 4                         139,289  8.85       8.89       1,234,091       1.88     0.95   1.20    1.99     2.24

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
AST SA PGI Asset Allocation
  Portfolio Class 1                    307,594 22.96      41.30       8,837,236       2.75     0.85   1.25    9.40     9.84
AST SA PGI Asset Allocation
  Portfolio Class 3                    714,991 21.39      22.35      15,858,695       2.62     0.85   1.20    9.18     9.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,684,891 33.12     100.36      64,358,914       0.00     0.85   1.25    0.72     1.12
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,997,159 30.75      32.25     159,591,533       0.00     0.85   1.20    0.52     0.87
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,597,987 17.88      22.30      29,620,180       1.42     0.85   1.25    0.21     0.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,178,582 16.64      17.41     192,108,840       1.15     0.85   1.20    0.01     0.36
AST SA Wellington Growth Portfolio
  Class 1                            1,031,030 20.06      53.53      24,042,797       1.00     0.85   1.25    6.07     6.49
AST SA Wellington Growth Portfolio
  Class 3                              369,494 18.66      19.54       7,098,127       0.76     0.85   1.20    5.86     6.23
AST SA Wellington Natural
  Resources Portfolio Class 3          608,144  8.14       8.41       5,068,606       4.10     0.85   1.20   28.09    28.54
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,723,204 13.35      13.71      23,444,891       3.87     0.85   1.20   11.83    12.23
FTVIP Franklin Income VIP Fund
  Class 2                            2,783,753 14.34      14.72      40,582,661       4.94     0.85   1.20   12.67    13.06
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           235,271  9.94       9.98       2,342,747       2.06     0.95   1.20   10.84    11.12
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     299,591 10.84      10.88       3,251,138       1.26     0.95   1.20   14.66    14.95
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      60,850  9.98      10.02         608,459       3.58     0.95   1.20    6.65     6.92
FTVIP Templeton Global Bond VIP
  Fund Class 2                          78,538  9.55       9.59         751,022       0.00     0.95   1.20    1.71     1.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            247,809  9.92       9.95       2,462,948       0.00     0.85   1.20   -0.77    -0.54
Invesco V.I. American Franchise
  Fund Series II                       305,772 17.84      18.57       5,629,495       0.00     0.85   1.20    0.80     1.16
Invesco V.I. American Value Fund
  Series II                             79,493  9.82       9.86         781,373       0.15     0.95   1.20   13.85    14.13
Invesco V.I. Comstock Fund Series
  II                                11,564,662 22.67      23.66     271,383,326       1.28     0.85   1.20   15.60    16.00
Invesco V.I. Equity and Income
  Fund Series II                       215,793 10.74      10.78       2,321,184       2.02     0.95   1.20   13.47    13.75
Invesco V.I. Growth and Income
  Fund Series II                    10,637,345 25.80      26.98     284,534,321       0.87     0.85   1.20   18.01    18.42
Lord Abbett Bond Debenture
  Portfolio Class VC                   147,633 10.41      10.46       1,539,452       7.37     0.95   1.20   10.80    11.08
Lord Abbett Developing Growth
  Portfolio Class VC                    16,773  8.31       8.34         139,424       0.00     0.95   1.20   -3.76    -3.52
Lord Abbett Growth and Income
  Portfolio Class VC                 4,590,868 20.10      20.97      95,866,819       1.43     0.85   1.20   15.72    16.13
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,694,313 23.78      24.77      66,466,018       0.49     0.85   1.20   15.01    15.41
Lord Abbett Total Return Portfolio
  Class VC                             156,828 10.05      10.09       1,579,660       4.30     0.95   1.20    3.02     3.28
SST SA Wellington Real Return
  Portfolio Class 3                  6,786,155 11.78      11.99      80,808,257       0.00     0.85   1.20    2.47     2.82
SAST SA AB Growth Portfolio Class 1    472,568 16.26      64.51      21,490,969       0.20     0.85   1.25    1.54     1.95
SAST SA AB Growth Portfolio Class 3    679,764 15.11      15.83      10,676,590       0.00     0.85   1.20    1.34     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,260,550 20.67      21.35      47,836,070       0.13     0.85   1.20   23.16    23.60
SAST SA Boston Company Capital
  Growth Portfolio Class 1              59,035 12.27      12.77         750,217       0.18     0.85   1.10    1.23     1.48
SAST SA Boston Company Capital
  Growth Portfolio Class 3             598,380 11.88      12.43       7,294,587       0.00     0.85   1.20    0.88     1.23
SAST SA Columbia Technology
  Portfolio Class 1                     84,987  4.61       4.80         406,181       0.00     0.85   1.10   15.55    15.84
SAST SA Columbia Technology
  Portfolio Class 3                    445,323  4.43       4.67       2,031,852       0.00     0.85   1.20   15.15    15.55
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    709,587 11.02      12.58       8,037,179       0.00     0.85   1.25   -1.33    -0.94
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,100,232 10.22      10.73      11,706,173       0.00     0.85   1.20   -1.53    -1.18
SAST SA Dogs of Wall Street
  Portfolio Class 1                    168,400 27.76      33.56       5,153,138       2.38     0.85   1.25   16.47    16.93
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,199,833 31.26      32.68      38,577,794       2.08     0.85   1.20   16.23    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,532,576 26.20      31.27      40,447,589       4.64     0.85   1.25    7.40     7.83
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,366,138 24.38      25.51     211,510,868       4.36     0.85   1.20    7.19     7.56
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              100,472 37.91      46.93       4,302,528       2.32     0.85   1.25    7.28     7.71
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              418,731 43.68      45.67      18,921,733       1.95     0.85   1.20    7.07     7.44
SAST SA Franklin Small Company
  Value Portfolio Class 1               73,382            47.38       3,476,611       0.68            1.25            29.26
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,088,384 17.10      17.64      36,521,011       0.43     0.85   1.20   29.00    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    483,246 17.21      22.68       8,614,270       0.30     0.85   1.25    0.05     0.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  3,218,689 16.01      16.76      53,216,042       0.07     0.85   1.20   -0.15     0.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      164,807 10.11      10.29       1,667,772       0.00     0.85   1.10    2.78     3.04
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    1,906,280  9.84       9.96      18,771,191       0.00     0.85   1.20    2.42     2.78
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                  3,317,555 12.36      12.52      41,368,391       0.00     0.85   1.20    8.54     8.92
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,681,095 15.09      15.58      25,864,179       0.00     0.85   1.20   -2.86    -2.52
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           750,157 16.04      26.45      16,521,039       1.65     0.85   1.25    5.84     6.26
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,765,471 14.83      15.62      27,084,908       1.50     0.85   1.20    5.62     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    198,551 16.86      21.47       3,747,379       2.07     0.85   1.25    9.33     9.77
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    873,205 20.00      20.89      17,946,996       1.72     0.85   1.20    9.12     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    512,898 18.09      54.19      18,107,069       1.89     0.85   1.25   14.12    14.57
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,774,865 16.75      17.61      82,515,700       1.69     0.85   1.20   13.89    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    214,206 13.46      29.20       4,113,467       1.30     0.85   1.25    4.35     4.77
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    334,785 12.57      13.10       4,311,116       1.11     0.85   1.20    4.14     4.51
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    744,345 21.26      30.25      16,101,930       1.90     0.85   1.25    2.09     2.50
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,408,117 19.80      20.70     212,522,624       1.66     0.85   1.20    1.89     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    269,634 16.57      17.24       4,628,686       0.00     0.85   1.10   -0.89    -0.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,591,975 16.05      16.79      26,292,226       0.00     0.85   1.20   -1.24    -0.89
SAST SA Large Cap Index Portfolio
  Class 1                              564,057            17.27       9,739,227       1.37            1.25            10.21
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,644,819 25.14      61.56      46,402,173       0.87     0.85   1.25   13.18    13.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,418,142 23.35      24.47     107,058,552       0.62     0.85   1.20   12.95    13.35

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2016                     For the Year Ended December 31, 2016
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      98,166 10.14      10.56        1,034,205      0.61     0.85   1.10    5.19     5.45
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,914,718  9.76      10.28       19,099,566      0.38     0.85   1.20    4.82     5.19
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     201,812 19.03      19.79        3,981,183      0.87     0.85   1.10    7.45     7.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,287,272 18.19      19.26      118,745,962      0.63     0.85   1.20    7.08     7.45
SAST SA MFS Telecom Utility
  Portfolio Class 1                      75,142 17.73      24.59        1,663,093      2.98     0.85   1.25    9.20     9.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                     142,486 16.50      17.24        2,413,853      2.70     0.85   1.20    8.98     9.36
SAST SA MFS Total Return Portfolio
  Class 1                             2,418,021 23.79      24.76       59,644,091      2.27     0.85   1.10    7.88     8.15
SAST SA MFS Total Return Portfolio
  Class 3                             5,168,527 23.02      24.10      123,798,988      2.02     0.85   1.20    7.51     7.88
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               305,548  9.61      13.98        3,261,764      1.24     0.85   1.25   -3.17    -2.78
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             2,059,504  8.95       9.35       18,962,981      1.00     0.85   1.20   -3.37    -3.03
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           314,086 22.84      34.83        7,677,663      0.75     0.85   1.25   10.28    10.72
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,645,874 21.28      22.24       35,950,298      0.55     0.85   1.20   10.06    10.44
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     402,378 23.25      31.95        9,824,796      6.70     0.85   1.25   16.79    17.25
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,169,537 21.66      22.63       48,601,128      6.56     0.85   1.20   16.55    16.96
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               452,340 12.77      15.60        6,057,584      1.77     0.85   1.25    0.25     0.65
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,281,682 11.89      12.43       15,881,644      1.55     0.85   1.20    0.05     0.40
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   4,377,584 10.60      10.62       46,496,853      0.00     0.95   1.20    5.99     6.24
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,498,675 10.39      10.72      100,849,004      1.70     0.85   1.20   -0.05     0.30
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 143,133,132 12.18      12.40    1,761,569,641      1.53     0.85   1.20    3.26     3.63
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     229,437 13.91      22.11        4,354,707      0.00     0.85   1.25    6.05     6.47
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     110,199 13.06      13.54        1,467,456      0.00     0.85   1.20    5.84     6.21
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              449,127 11.43      28.76        7,944,675      0.00     0.85   1.25   -0.26     0.14
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              332,160 10.58      11.13        3,667,810      0.00     0.85   1.20   -0.46    -0.11

                                               December 31, 2015                     For the Year Ended December 31, 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      13,800,419 24.10      25.00     343,830,601       1.62     0.85   1.20     0.19    0.54
American Funds IS Asset Allocation
  Fund Class 4                         350,305  9.85       9.86       3,453,273       2.77     0.95   1.20    -1.48   -1.35
American Funds IS Bond Fund Class 4     55,010  9.82       9.84         540,818       1.88     0.95   1.20    -1.76   -1.60
American Funds IS Capital Income
  Builder Class 4                      194,626  9.36       9.38       1,823,836       0.83     0.95   1.20    -6.36   -6.20
American Funds IS Global Bond Fund
  Class 4                               14,164  9.52       9.54         134,991       0.00     0.95   1.20    -4.78   -4.63
American Funds IS Global Growth
  Fund Class 2                       8,401,863 35.44      36.78     307,303,678       1.03     0.85   1.20     5.66    6.03
American Funds IS Global Growth
  Fund Class 4                         245,007  9.59       9.61       3,566,578       1.60     0.95   1.20    -4.07   -3.95
American Funds IS Global Small
  Capitalization Fund Class 4           17,669  9.22       9.23         162,850       0.00     0.95   1.20    -7.85   -7.70
American Funds IS Growth Fund
  Class 2                            6,991,923 32.88      34.11     237,160,080       0.61     0.85   1.20     5.58    5.95
American Funds IS Growth Fund
  Class 4                              656,389  9.85       9.86       5,218,490       1.30     0.95   1.20    -1.53   -1.40
American Funds IS Growth-Income
  Fund Class 2                      13,649,512 27.63      28.70     389,726,459       1.31     0.85   1.20     0.24    0.60
American Funds IS Growth-Income
  Fund Class 4                         958,117  9.59       9.61       9,197,289       2.29     0.95   1.20    -4.06   -3.94
American Funds IS International
  Fund Class 4                          29,832  8.68       8.69         258,979       1.92     0.95   1.20   -13.22  -13.08
AST SA PGI Asset Allocation
  Portfolio Class 1                    352,953 20.91      37.75       9,413,189       3.14     0.85   1.25    -2.94   -2.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    761,810 19.59      20.40      15,437,003       2.83     0.85   1.20    -3.14   -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,898,339 32.76      99.65      71,830,939       0.00     0.85   1.25     7.38    7.81
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,191,860 30.59      31.98     164,692,088       0.00     0.85   1.20     7.17    7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,743,658 17.78      22.25      32,250,291       1.47     0.85   1.25    -0.71   -0.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,018,411 16.64      17.35     189,034,016       1.31     0.85   1.20    -0.91   -0.56
AST SA Wellington Growth Portfolio
  Class 1                            1,177,357 18.84      50.47      25,829,644       0.62     0.85   1.25    -1.09   -0.70
AST SA Wellington Growth Portfolio
  Class 3                              354,765 17.63      18.40       6,434,094       0.36     0.85   1.20    -1.29   -0.94
AST SA Wellington Natural
  Resources Portfolio Class 3          722,867  6.35       6.54       4,695,512       1.27     0.85   1.20   -22.53  -22.25
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,768,040 11.94      12.21      21,460,582       2.89     0.85   1.20    -7.33   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                            2,899,949 12.73      13.02      37,457,361       4.69     0.85   1.20    -8.16   -7.84
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2            68,433  8.97       8.99         614,283       0.00     0.95   1.20   -10.29  -10.15
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                      85,739  9.45       9.47         810,812       0.00     0.95   1.20    -5.48   -5.33
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      14,178  9.36       9.37         132,780       0.00     0.95   1.20    -6.41   -6.26
FTVIP Templeton Global Bond VIP
  Fund Class 2                          13,337  9.39       9.41         125,296       0.00     0.95   1.20    -6.10   -5.95
Invesco V.I. American Franchise
  Fund Series II                       320,128 17.70      18.36       5,836,074       0.00     0.85   1.20     3.50    3.86
Invesco V.I. American Value Fund
  Series II                             17,092  8.63       8.64         147,479       0.00     0.95   1.20   -13.74  -13.60
Invesco V.I. Comstock Fund Series
  II                                13,030,090 19.61      20.40     263,897,241       1.68     0.85   1.20    -7.31   -6.99
Invesco V.I. Equity and Income
  Fund Series II                        74,887  9.46       9.48         709,224       0.00     0.95   1.20    -5.36   -5.21
Invesco V.I. Growth and Income
  Fund Series II                    12,088,924 21.86      22.78     273,382,712       2.60     0.85   1.20    -4.47   -4.13
Lord Abbett Bond Debenture
  Portfolio Class VC                    28,967  9.40       9.41         272,434       8.00     0.95   1.20    -6.02   -5.87
Lord Abbett Developing Growth
  Portfolio Class VC                     3,026  8.63       8.64          26,139       0.00     0.95   1.20   -13.69  -13.55
Lord Abbett Growth and Income
  Portfolio Class VC                 5,236,341 17.37      18.05      94,200,517       1.17     0.85   1.20    -4.02   -3.69

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31, 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Lord Abbett Mid Cap Stock
  Portfolio Class VC                  2,957,952 20.68      21.46       63,272,974      0.57     0.85   1.20    -4.93   -4.60
Lord Abbett Total Return Portfolio
  Class VC                               26,416  9.76       9.77          257,926      5.52     0.95   1.20    -2.42   -2.26
SST SA Wellington Real Return
  Portfolio Class 3                   6,657,177 11.50      11.66       77,206,460      3.83     0.85   1.20    -2.53   -2.19
SAST SA AB Growth Portfolio Class 1     536,456 15.95      63.54       23,923,849      0.13     0.85   1.25     9.88   10.32
SAST SA AB Growth Portfolio Class 3     736,479 14.91      15.56       11,392,759      0.00     0.85   1.20     9.66   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                   2,599,849 16.78      17.28       44,575,364      0.33     0.85   1.20    -7.19   -6.87
SAST SA Boston Company Capital
  Growth Portfolio Class 1               65,769 12.12      12.58          824,240      0.07     0.85   1.10     4.42    4.68
SAST SA Boston Company Capital
  Growth Portfolio Class 3              484,355 11.78      12.28        5,857,101      0.00     0.85   1.20     4.06    4.42
SAST SA Columbia Technology
  Portfolio Class 1                      83,262  3.99       4.14          341,976      0.00     0.85   1.10     8.88    9.15
SAST SA Columbia Technology
  Portfolio Class 3                     386,090  3.85       4.04        1,528,426      0.00     0.85   1.20     8.50    8.88
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     750,288 11.13      12.75        8,624,153      0.00     0.85   1.25    -1.45   -1.05
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     845,393 10.38      10.86        9,097,130      0.00     0.85   1.20    -1.65   -1.30
SAST SA Dogs of Wall Street
  Portfolio Class 1                     169,379 23.84      28.70        4,414,534      1.87     0.85   1.25     0.80    1.20
SAST SA Dogs of Wall Street
  Portfolio Class 3                   1,278,100 26.89      28.02       35,309,232      1.82     0.85   1.20     0.60    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,735,202 24.30      29.12       42,531,709      4.10     0.85   1.25    -2.45   -2.06
SAST SA Federated Corporate Bond
  Portfolio Class 3                   8,839,925 22.74      23.71      208,071,209      3.69     0.85   1.20    -2.64   -2.30
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               114,711 35.34      43.57        4,577,730      1.77     0.85   1.25     0.56    0.96
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               447,440 40.79      42.50       18,847,128      1.52     0.85   1.20     0.36    0.71
SAST SA Franklin Small Company
  Value Portfolio Class 1                79,257            36.65        2,907,424      0.35            1.25            -8.60
SAST SA Franklin Small Company
  Value Portfolio Class 3             2,446,134 13.25      13.63       33,090,241      0.06     0.85   1.20    -8.79   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     523,374 17.13      22.67        9,314,790      0.00     0.85   1.25    -4.08   -3.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,122,743 16.03      16.72       51,615,019      0.00     0.85   1.20    -4.27   -3.93
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       177,191  9.81      10.01        1,740,276      0.00     0.85   1.10    -1.75   -1.50
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     2,000,930  9.58       9.73       19,189,866      0.00     0.85   1.20    -2.09   -1.75
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,630,326 15.54      15.99       28,782,415      0.00     0.85   1.20    -1.18   -0.83
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            846,633 15.09      24.99       17,505,975      1.72     0.85   1.25    -1.21   -0.82
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,585,475 14.04      14.74       23,008,649      1.67     0.85   1.20    -1.41   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     222,504 15.42      19.55        3,814,629      1.80     0.85   1.25   -15.34  -15.00
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     912,460 18.33      19.08       17,170,441      1.65     0.85   1.20   -15.51  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     574,980 15.79      47.49       17,783,318      1.86     0.85   1.25    -3.39   -3.00
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   5,078,695 14.71      15.40       76,951,606      1.60     0.85   1.20    -3.59   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     264,072 12.84      27.98        4,804,026      1.51     0.85   1.25    -2.45   -2.06
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     335,358 12.07      12.54        4,139,867      1.19     0.85   1.20    -2.65   -2.31
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     777,020 20.75      29.63       16,461,358      1.16     0.85   1.25    -1.36   -0.96
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,205,638 19.44      20.24      204,144,478      0.94     0.85   1.20    -1.56   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     255,243 16.72      17.36        4,411,516      0.00     0.85   1.10     1.86    2.11
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,557,074 16.25      16.94       26,002,680      0.00     0.85   1.20     1.50    1.86
SAST SA Large Cap Index Portfolio
  Class 1                               615,692            15.67        9,649,431      1.10            1.25            -0.29
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,848,160 22.12      54.39       45,910,879      0.50     0.85   1.25     0.05    0.45
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             4,891,279 20.67      21.59      104,710,596      0.24     0.85   1.20    -0.15    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     119,655  9.64      10.01        1,193,989      0.41     0.85   1.10     3.24    3.50
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,694,503  9.31       9.77       16,105,926      0.18     0.85   1.20     2.88    3.24
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     244,818 17.71      18.38        4,486,408      0.90     0.85   1.10    -0.88   -0.63
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,555,921 16.99      17.93      115,495,475      0.63     0.85   1.20    -1.22   -0.88
SAST SA MFS Telecom Utility
  Portfolio Class 1                      84,004 16.18      22.52        1,706,124      4.91     0.85   1.25   -13.13  -12.78
SAST SA MFS Telecom Utility
  Portfolio Class 3                     128,797 15.14      15.77        1,995,041      4.73     0.85   1.20   -13.30  -13.00
SAST SA MFS Total Return Portfolio
  Class 1                             2,775,094 22.06      22.89       63,311,876      2.39     0.85   1.10    -1.55   -1.30
SAST SA MFS Total Return Portfolio
  Class 3                             5,514,271 21.41      22.34      122,563,561      2.17     0.85   1.20    -1.89   -1.55
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               345,510  9.88      14.44        3,816,788      2.10     0.85   1.25    -0.98   -0.58
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,855,654  9.26       9.64       17,664,975      1.87     0.85   1.20    -1.17   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           373,375 20.63      31.59        8,222,369      0.55     0.85   1.25     1.72    2.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,699,118 19.34      20.14       33,686,709      0.39     0.85   1.20     1.52    1.87
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     446,235 19.83      27.36        9,347,474      5.78     0.85   1.25    -5.48   -5.10
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,396,394 18.58      19.35       45,971,953      5.28     0.85   1.20    -5.67   -5.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               512,868 12.69      15.56        6,856,591      2.61     0.85   1.25    -2.83   -2.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,319,895 11.89      12.38       16,299,695      2.34     0.85   1.20    -3.02   -2.68
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,634,043 10.40      10.69      102,146,198      2.02     0.85   1.20    -6.02   -5.69
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 127,410,161 11.80      11.97    1,515,014,316      1.14     0.85   1.20    -6.29   -5.96
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     257,772 13.06      20.84        4,624,737      0.00     0.85   1.25    -2.41   -2.02
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      98,917 12.34      12.75        1,245,899      0.00     0.85   1.20    -2.61   -2.27
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              508,017 11.41      28.83        9,081,037      0.00     0.85   1.25     0.27    0.67
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              342,915 10.63      11.14        3,795,150      0.00     0.85   1.20     0.07    0.42

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      14,950,644 24.05      24.86     370,799,803       1.48     0.85   1.20     4.14    4.50
American Funds IS Global Growth
  Fund Class 2                       9,267,274 33.54      34.69     320,037,579       1.14     0.85   1.20     1.09    1.45
American Funds IS Growth Fund
  Class 2                            7,675,561 31.15      32.20     246,019,504       0.78     0.85   1.20     7.21    7.59
American Funds IS Growth-Income
  Fund Class 2                      14,782,301 27.56      28.53     420,114,498       1.28     0.85   1.20     9.31    9.70
AST SA PGI Asset Allocation
  Portfolio Class 1                    413,782 21.45      38.89       9,413,189       2.76     0.85   1.25     6.13    6.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    734,890 20.22      20.99      15,437,003       3.08     0.85   1.20     5.91    6.28
AST SA Wellington Capital
  Appreciation Portfolio Class 1     2,205,175 30.38      92.80      71,830,939       0.00     0.85   1.25    13.81   14.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,579,110 28.54      29.73     164,692,088       0.00     0.85   1.20    13.58   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     2,042,628 17.83      22.41      37,867,284       1.83     0.85   1.25     3.86    4.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,143,087 16.79      17.45     189,034,016       1.37     0.85   1.20     3.66    4.02
AST SA Wellington Growth Portfolio
  Class 1                            1,359,826 18.97      51.03      29,961,587       0.55     0.85   1.25     6.11    6.54
AST SA Wellington Growth Portfolio
  Class 3                              338,909 17.86      18.57       6,230,981       0.32     0.85   1.20     5.91    6.28
AST SA Wellington Natural
  Resources Portfolio Class 3          620,083  8.20       8.42       5,194,421       1.13     0.85   1.20   -19.70  -19.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,468,341 12.88      13.13      19,201,575       2.78     0.85   1.20     1.62    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            2,725,829 13.86      14.13      38,291,574       4.98     0.85   1.20     3.37    3.73
Invesco V.I. American Franchise
  Fund Series II                       342,917 17.10      17.68       6,029,034       0.00     0.85   1.20     6.88    7.25
Invesco V.I. Comstock Fund Series
  II                                13,432,283 21.16      21.93     293,008,032       1.10     0.85   1.20     7.80    8.18
Invesco V.I. Growth and Income
  Fund Series II                    12,674,952 22.88      23.77     299,533,287       1.50     0.85   1.20     8.65    9.03
Lord Abbett Growth and Income
  Portfolio Class VC                 5,879,894 18.10      18.74     109,905,278       0.66     0.85   1.20     6.37    6.74
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 3,251,181 21.75      22.50      72,949,971       0.42     0.85   1.20    10.20   10.58
SST SA Wellington Real Return
  Portfolio Class 3                  6,541,717 11.80      11.93      77,690,824       0.00     0.85   1.20     0.42    0.77
SAST SA AB Growth Portfolio Class 1    580,540 14.46      57.82      23,798,569       0.13     0.85   1.25    12.75   13.20
SAST SA AB Growth Portfolio Class 3    775,228 13.60      14.14      10,908,983       0.00     0.85   1.20    12.52   12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,503,791 18.08      18.55      44,575,364       0.32     0.85   1.20     7.56    7.94
SAST SA Boston Company Capital
  Growth Portfolio Class 1              73,470 11.61      12.02         880,086       0.07     0.85   1.10     7.40    7.67
SAST SA Boston Company Capital
  Growth Portfolio Class 3             354,790 11.32      11.76       4,134,639       0.00     0.85   1.20     7.03    7.40
SAST SA Columbia Technology
  Portfolio Class 1                     93,595  3.67       3.80         341,976       0.00     0.85   1.10    23.47   23.78
SAST SA Columbia Technology
  Portfolio Class 3                    321,150  3.54       3.71       1,528,426       0.00     0.85   1.20    23.04   23.47
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    971,741 11.25      12.94      11,262,217       0.00     0.85   1.25    -1.52   -1.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    968,997 10.55      11.01      10,600,570       0.00     0.85   1.20    -1.72   -1.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    189,443 23.65      28.36       4,855,018       1.40     0.85   1.25     9.38    9.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,202,212 26.73      27.76      33,004,462       1.46     0.85   1.20     9.16    9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,980,638 24.81      29.85      49,608,225       3.59     0.85   1.25     4.49    4.91
SAST SA Federated Corporate Bond
  Portfolio Class 3                  9,150,213 23.36      24.27     220,890,905       3.70     0.85   1.20     4.28    4.65
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              126,164 35.14      43.15       5,003,080       1.35     0.85   1.25    28.16   28.68
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              495,078 40.65      42.20      20,740,895       1.06     0.85   1.20    27.91   28.35
SAST SA Franklin Small Company
  Value Portfolio Class 1               87,253            40.10       2,907,424       0.28            1.25            -1.22
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,372,873 14.53      14.89      33,090,241       0.06     0.85   1.20    -1.42   -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    571,079 17.79      23.63       9,314,790       0.00     0.85   1.25    -1.58   -1.18
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  2,936,775 16.75      17.41      50,678,319       0.00     0.85   1.20    -1.77   -1.43
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      194,077  9.96      10.19       1,935,620       0.00     0.85   1.10     2.59    2.85
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    2,105,569  9.75       9.93      20,567,011       0.00     0.85   1.20     2.24    2.59
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,508,012 15.72      16.12      25,782,415       0.00     0.85   1.20     9.63   10.02
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           888,903 15.22      25.30      18,873,849       1.41     0.85   1.25    10.06   10.50
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,361,038 14.25      14.90      20,070,863       1.24     0.85   1.20     9.84   10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    234,663 18.22      23.01       4,695,540       1.24     0.85   1.25    -7.06   -6.68
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    762,533 21.70      22.50      16,978,736       1.12     0.85   1.20    -7.24   -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    651,277 16.27      49.15      20,564,924       1.73     0.85   1.25    12.69   13.14
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,581,639 15.26      15.92      71,991,593       1.96     0.85   1.20    12.47   12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    286,740 13.11      28.68       5,382,612       1.41     0.85   1.25     2.90    3.31
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    288,058 12.40      12.83       3,655,848       1.52     0.85   1.20     2.69    3.05
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    901,240 20.95      30.04      19,289,168       1.21     0.85   1.25     3.51    3.92
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,956,947 19.74      20.49     202,098,501       1.11     0.85   1.20     3.30    3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    283,698 16.42      17.00       4,805,305       0.00     0.85   1.10    10.05   10.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,607,238 16.01      16.63      26,412,749       0.00     0.85   1.20     9.67   10.05
SAST SA Large Cap Index Portfolio
  Class 1                              687,292            15.71      10,799,361       1.03            1.25            11.68
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,158,590 22.02      54.36      53,314,861       0.61     0.85   1.25     5.41    5.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,129,532 20.70      21.54     109,817,430       0.38     0.85   1.20     5.20    5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    144,142  9.34       9.67       1,390,309       0.35     0.85   1.10    10.70   10.97
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  1,134,077  9.05       9.46      10,483,778       0.30     0.85   1.20    10.31   10.69
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    266,781 17.87      18.49       4,486,408       0.80     0.85   1.10     9.66    9.94
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,425,785 17.20      18.09     114,579,347       0.71     0.85   1.20     9.28    9.66
SAST SA MFS Telecom Utility
  Portfolio Class 1                     98,151 18.55      25.93       2,294,165       2.76     0.85   1.25    11.09   11.54
SAST SA MFS Telecom Utility
  Portfolio Class 3                    124,458 17.46      18.12       2,228,333       2.43     0.85   1.20    10.87   11.26
SAST SA MFS Total Return Portfolio
  Class 1                            3,205,925 22.40      23.20      74,140,520       2.04     0.85   1.10     7.26    7.53
SAST SA MFS Total Return Portfolio
  Class 3                            5,851,721 21.83      22.69     132,290,163       1.88     0.85   1.20     6.89    7.26
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              375,417  9.94      14.58       4,176,783       1.60     0.85   1.25    -9.59   -9.23

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            1,725,399  9.37       9.72      16,617,369       1.48     0.85   1.20    -9.77   -9.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          447,283 20.20      31.05       9,617,649       0.39     0.85   1.25     9.07    9.51
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,601,764 19.05      19.77      31,276,333       0.23     0.85   1.20     8.85    9.23
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                    511,888 20.89      28.95      11,319,228       4.81     0.85   1.25    -0.41   -0.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                  2,374,483 19.70      20.44      48,236,702       5.34     0.85   1.20    -0.60   -0.26
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              561,863 13.00      16.02       7,705,549       1.79     0.85   1.25   -10.58  -10.22
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            1,463,561 12.26      12.72      18,589,039       1.38     0.85   1.20   -10.76  -10.44
SAST SA Templeton Foreign Value
  Portfolio Class 3                  9,549,029 11.06      11.33     107,552,889       1.98     0.85   1.20    -8.08   -7.76
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 77,804,052 12.59      12.73     984,908,515       0.65     0.85   1.20     3.08    3.44
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                    283,118 13.33      21.36       5,186,532       0.00     0.85   1.25    -0.70   -0.30
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     92,022 12.67      13.04       1,188,663       0.00     0.85   1.20    -0.90   -0.55
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             607,069 11.34      28.76      10,486,347       0.00     0.85   1.25     6.26    6.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             352,918 10.62      11.10       3,895,605       0.00     0.85   1.20     6.04    6.41

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

    American General Life
    Insurance Company
    Audited Statutory Financial Statements
    At December 31, 2018 and 2017 and
    for each of the three years ended December 31, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................  10
3.   Investments..........................................................................................................  21
4.   Securities Lending and Repurchase Agreements.........................................................................  29
5.   Restricted Assets....................................................................................................  32
6.   Subprime Mortgage Risk Exposure......................................................................................  32
7.   Derivatives..........................................................................................................  33
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of   36
       Credit Risk........................................................................................................
9.   Fair Value Measurements..............................................................................................  36
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  42
11.  Separate Accounts....................................................................................................  43
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  46
13.  Participating Policy Contracts.......................................................................................  46
14.  Premium and Annuity Considerations Deferred and Uncollected..........................................................  47
15.  Reinsurance..........................................................................................................  47
16.  Federal Income Taxes.................................................................................................  50
17.  Capital and Surplus..................................................................................................  56
18.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  57
19.  Debt.................................................................................................................  58
20.  Commitments and Contingencies........................................................................................  60
21.  Related Party Transactions...........................................................................................  62
22.  Subsequent Events....................................................................................................  67
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  68

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  74
Supplemental Investment Risks Interrogatories.............................................................................  76
Supplemental Summary Investment Schedule..................................................................................  82

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                              -----------------
(in millions)                                                   2018     2017
-------------                                                 -------- --------
Admitted assets
   Cash and investments......................................
       Bonds................................................. $ 94,693 $ 94,338
       Preferred stock.......................................      303      211
       Common stock..........................................      312       93
       Cash, cash equivalents and short-term investments.....    1,547      119
       Mortgage loans........................................   18,928   15,845
       Real estate...........................................      197      223
       Contract loans........................................    1,307    1,340
       Derivatives...........................................    1,635      655
       Securities lending reinvested collateral assets.......      352    2,418
       Derivative cash collateral............................       20    1,027
       Other invested assets.................................    4,364    5,033
                                                              -------- --------
   Total cash and investments................................  123,658  121,302
   Amounts recoverable from reinsurers.......................      306      426
   Amounts receivable under reinsurance contracts............      372      352
   Current federal income tax recoverable....................      266      241
   Deferred tax asset........................................      517      689
   Due and accrued investment income.........................    1,379    1,096
   Premiums due, deferred and uncollected....................      142       48
   Receivables from affiliates...............................      363      316
   Other assets..............................................      164      131
   Separate account assets...................................   49,618   54,104
                                                              -------- --------
Total admitted assets........................................ $176,785 $178,705
                                                              ======== ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                        December 31,
                                                                                     ------------------
(in millions, except per share data)                                                   2018      2017
------------------------------------                                                 --------  --------
Liabilities
   Policy reserves and contractual liabilities......................................
       Life and annuity reserves.................................................... $ 91,355  $ 87,540
       Liabilities for deposit-type contracts.......................................   12,012     9,663
       Accident and health reserves.................................................      788       812
       Premiums received in advance.................................................       11         1
       Policy and contract claims...................................................      573       576
       Policyholder dividends.......................................................       15        19
                                                                                     --------  --------
   Total policy reserves and contractual liabilities................................  104,754    98,611
   Payable to affiliates............................................................      372       425
   Interest maintenance reserve.....................................................    1,278     1,411
   Derivatives......................................................................      209       454
   Payable for securities lending...................................................      447     2,460
   Repurchase agreements............................................................      119     1,174
   Collateral for derivatives program...............................................      835        45
   Funds held under coinsurance.....................................................   10,863    10,435
   Accrued expenses and other liabilities...........................................    1,750     1,740
   Net transfers from separate accounts due or accrued..............................   (1,394)   (1,591)
   Asset valuation reserve..........................................................    1,583     1,536
   Separate account liabilities.....................................................   49,618    54,021
                                                                                     --------  --------
Total liabilities...................................................................  170,434   170,721
                                                                                     --------  --------
Commitments and contingencies (see Note 20)

Capital and surplus
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding...        6         6
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding.        1         1
   Gross paid-in and contributed surplus............................................    3,510     3,510
   Unassigned surplus...............................................................    2,834     4,467
                                                                                     --------  --------
Total capital and surplus...........................................................    6,351     7,984
                                                                                     --------  --------
Total liabilities and capital and surplus........................................... $176,785  $178,705
                                                                                     ========  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                                                             Years Ended December 31,
                                                                                           ---------------------------
(in millions)                                                                                2018      2017     2016
-------------                                                                              --------  -------  --------
Revenues
   Premiums and annuity considerations.................................................... $(10,325) $11,031  $  7,561
   Net investment income..................................................................    6,243    5,881     6,090
   Amortization of interest maintenance reserve...........................................      141      128        99
   Reserve adjustments on reinsurance ceded...............................................   17,732   (1,160)  (10,314)
   Commissions and expense allowances.....................................................      814      798       768
   Separate account fees..................................................................    1,167    1,216     1,025
   Other income...........................................................................      437      472       429
                                                                                           --------  -------  --------
Total revenues............................................................................   16,209   18,366     5,658
                                                                                           --------  -------  --------
Benefits and expenses
   Death benefits.........................................................................      260      760     1,089
   Annuity benefits.......................................................................    1,537    3,374     3,276
   Surrender benefits.....................................................................    7,119    6,452     6,125
   Other benefits.........................................................................      271      565       591
   Change in reserves.....................................................................    3,792      742   (10,216)
   Commissions............................................................................    1,131    1,023     1,045
   General insurance expenses.............................................................      828      969     1,049
   Net transfers (from) to separate accounts..............................................     (774)   1,306       303
   Other expenses.........................................................................      638      592       238
                                                                                           --------  -------  --------
Total benefits and expenses...............................................................   14,802   15,783     3,500
                                                                                           --------  -------  --------
Net gain from operations before dividends to policyholders and federal income taxes.......    1,407    2,583     2,158
Dividends to policyholders................................................................      (13)      18        19
                                                                                           --------  -------  --------
Net gain from operations after dividends to policyholders and before federal income taxes.    1,420    2,565     2,139
Federal income tax expense................................................................      513    1,025     1,182
                                                                                           --------  -------  --------
Net gain from operations..................................................................      907    1,540       957
Net realized capital (losses) gains.......................................................     (342)    (928)      634
                                                                                           --------  -------  --------
Net income................................................................................ $    565  $   612  $  1,591
                                                                                           ========  =======  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                               Gross Paid-
                                                                     Common &    In and
                                                                     Preferred Contributed Unassigned Total Capital
(in millions)                                                          Stock     Surplus    Surplus    and Surplus
-------------                                                        --------- ----------- ---------- -------------
Balance, January 1, 2016............................................    $ 7      $4,318     $ 4,569      $ 8,894
                                                                        ---      ------     -------      -------
   Net income.......................................................     --          --       1,591        1,591
   Change in net unrealized capital gains (losses)..................     --          --        (380)        (380)
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (277)        (277)
   Change in deferred tax...........................................     --          --         290          290
   Change in non-admitted assets....................................     --          --        (243)        (243)
   Change in asset valuation reserve................................     --          --         310          310
   Change in surplus from separate accounts.........................     --          --          48           48
   Other changes in surplus in separate accounts....................     --          --          (6)          (6)
   Capital Changes:
       Return of capital............................................     --        (630)         --         (630)
   Dividends to parent recorded as return of capital................     --          --       2,185        2,185
   Dividends to stockholder.........................................     --          --      (2,740)      (2,740)
   Prior period corrections (see Note 2)............................     --          --         (41)         (41)
                                                                        ---      ------     -------      -------
Balance, December 31, 2016..........................................    $ 7      $3,688     $ 5,306      $ 9,001
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         612          612
   Change in net unrealized capital gains (losses)..................     --          --          36           36
   Change in net unrealized foreign exchange capital gains (losses).     --          --         271          271
   Change in deferred tax...........................................     --          --      (1,286)      (1,286)
   Change in non-admitted assets....................................     --          --       1,001        1,001
   Change in asset valuation reserve................................     --          --          19           19
   Change in surplus from separate accounts.........................     --          --         178          178
   Other changes in surplus in separate accounts....................     --          --        (178)        (178)
   Cumulative effect of changes in accounting principles............     --          --         132          132
   Capital Changes:
       Return of capital............................................     --        (178)         --         (178)
   Dividends to parent recorded as return of capital................     --          --         107          107
   Dividends to stockholder.........................................     --          --      (1,722)      (1,722)
   Prior period corrections (see Note 2)............................     --          --          (9)          (9)
                                                                        ---      ------     -------      -------
Balance, December 31, 2017..........................................    $ 7      $3,510     $ 4,467      $ 7,984
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         565          565
   Change in net unrealized capital gains (losses)..................     --          --          32           32
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (256)        (256)
   Change in deferred tax...........................................     --          --          24           24
   Change in non-admitted assets....................................     --          --        (292)        (292)
   Change in asset valuation reserve................................     --          --         (47)         (47)
   Change in surplus from separate accounts.........................     --          --          74           74
   Other changes in surplus in separate accounts....................     --          --         (74)         (74)
   Dividends to stockholder.........................................     --          --      (1,697)      (1,697)
   Prior period corrections (see Note 2)............................     --          --          38           38
                                                                        ---      ------     -------      -------
Balance, December 31, 2018..........................................    $ 7      $3,510     $ 2,834      $ 6,351
                                                                        ===      ======     =======      =======

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                                         Years Ended December 31,
                                                                        -------------------------
(in millions)                                                             2018     2017     2016
-------------                                                           -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance... $11,771  $10,601  $11,433
   Net investment income...............................................   5,468    5,143    5,156
   Other income                                                          (1,848)   1,148    1,056
                                                                        -------  -------  -------
   Total revenue received..............................................  15,391   16,892   17,645
                                                                        -------  -------  -------
   Benefits paid.......................................................   9,107   11,051   10,938
   Net transfers to (from) separate accounts...........................    (971)   1,450      838
   Commissions and expenses paid.......................................   2,907    2,959    2,631
   Dividends paid to policyholders.....................................     (10)      19       22
   Federal income taxes................................................     540      902    1,047
                                                                        -------  -------  -------
   Total benefits and expenses paid....................................  11,573   16,381   15,476
                                                                        -------  -------  -------
Net cash provided by operations........................................   3,818      511    2,169
                                                                        =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...........................................................  18,960   23,013   20,993
       Stocks..........................................................      10       25      558
       Mortgage loans..................................................   1,594    1,727    1,079
       Real estate.....................................................      36       32      115
       Other invested assets...........................................     882    1,630    2,840
       Derivatives.....................................................      --       --    1,185
       Securities lending reinvested collateral assets.................   2,066       --       --
       Miscellaneous proceeds..........................................   1,235    1,281       --
                                                                        -------  -------  -------
   Total proceeds from investments sold, matured or repaid.............  24,783   27,708   26,770
                                                                        -------  -------  -------
   Cost of investments acquired:
       Bonds...........................................................  19,254   21,006   21,386
       Stocks..........................................................     325       64      102
       Mortgage loans..................................................   4,157    4,136    3,190
       Real estate.....................................................      36       92       18
       Other invested assets...........................................   1,343    1,714    1,147
       Securities lending reinvested collateral assets.................      --      279    1,178
       Miscellaneous purchases.........................................   1,309      341    1,937
                                                                        -------  -------  -------
   Total cost of investments acquired..................................  26,424   27,632   28,958
                                                                        -------  -------  -------
   Net adjustment in contract loans....................................     (33)     (29)     (69)
                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................  (1,608)     105   (2,119)
                                                                        =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...............................................      --     (178)    (551)
       Federal Home Loan Bank advance payments.........................      --       --     (100)
       Net deposits on deposit-type contracts..........................   1,983      173      359
       Dividends to Parent.............................................  (1,697)  (1,240)    (669)
       Change in securities lending....................................  (2,013)     314    1,183
       Other, net......................................................     945      245     (204)
                                                                        -------  -------  -------
Net cash (used) provided in financing and miscellaneous activities.....    (782)    (686)      18
                                                                        =======  =======  =======
Net increase (decrease) in cash, cash equivalents and short-term
  investments..........................................................   1,428      (70)      67
Cash, cash equivalents and short-term investments at beginning of year.     119      189      121
                                                                        -------  -------  -------
Cash, cash equivalents and short-term investments at end of year....... $ 1,547  $   119  $   189
                                                                        =======  =======  =======
Non-cash activities, excluded from above:
   Non-cash dividends and return of capital............................ $    --  $    --  $(2,156)
   Non-cash transfer from other invested assets to mortgage loans......     787    1,468       --
   Non-cash AIG Global Real Estate transactions........................     644       --       --
   Non-cash Fortitude Re settlement....................................     230       --       --
   Non-cash tax payment................................................      --      671       --
   Non-cash dividends reclass..........................................      --      482       --
   Non-cash Investment Real Estate sale................................     128       --       --

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

In May 2016, the Company sold AIG Advisor Group, its network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP) No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL has determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019 or any earlier date relative to changes in the SAP framework that addresses this issue. Upon adoption, the effect of this permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors," as of January 1, 2015, while the effect of the expanded permitted practice to include swaptions was reported as a change in accounting principle as of January 1, 2017 and increased surplus by $132 million.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                          December 31,
                                                                     ----------------------
(in millions)                                                  SSAP#  2018    2017    2016
-------------                                                  ----- ------  ------  ------
NET INCOME
State basis...................................................       $  565  $  612  $1,591
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................   86      47       6     (12)
   Effective interest rate hedges - RG(L).....................           12      (6)    (12)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R      --      --      --
                                                                     ------  ------  ------
Net income, NAIC SAP..........................................       $  624  $  612  $1,567
                                                                     ======  ======  ======
SURPLUS
State basis...................................................       $6,351  $7,984  $9,001
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................   86    (403)   (430)   (645)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R     (24)    (24)    (24)
                                                                     ------  ------  ------
Statutory capital and surplus, NAIC SAP.......................       $5,924  $7,530  $8,332
                                                                     ======  ======  ======

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning in 2015.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs,

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $2.9 billion and $2.6 billion at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $90 million at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG
43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, and $56.8 billion of insurance in-force and $1.3 billion of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

In 2016, certain prior year errors were identified and corrected, which decreased unassigned surplus by $41 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                              Gross      Gross
                                                                  Statement Unrealized Unrealized
(in millions)                                                       Value     Gains      Losses   Fair Value
-------------                                                     --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations...................................  $ 1,754    $   45    $   (42)   $  1,757
   All other governments.........................................    3,046        77       (144)      2,979
   States, territories and possessions...........................      309        22         (1)        330
   Political subdivisions of states, territories and possessions.      376        36         (4)        408
   Special revenue...............................................    8,642       357       (135)      8,864
   Industrial and miscellaneous..................................   79,780     3,574     (1,954)     81,400
   Hybrid securities.............................................      785       132        (19)        898
   Parent, subsidiaries and affiliates...........................       --        --         --          --
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,692     4,243     (2,299)     96,636
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      303        12         (1)        314
   Common stock*.................................................      312        --         --         312
                                                                   -------    ------    -------    --------
Total equity securities..........................................      615        12         (1)        626
                                                                   -------    ------    -------    --------
Total............................................................  $95,307    $4,255    $(2,300)   $ 97,262
                                                                   =======    ======    =======    ========
December 31, 2017................................................
Bonds:
   U.S. government obligations...................................  $ 1,215    $   59    $    (9)   $  1,265
   All other government..........................................    2,878       210        (31)      3,057
   States, territories and possessions...........................      396        46         --         442
   Political subdivisions of states, territories and possessions.      398        63         (1)        460
   Special revenue...............................................    8,360       567        (56)      8,871
   Industrial and miscellaneous..................................   76,098     6,461       (418)     82,141
   Hybrid securities.............................................      578       207         (3)        782
   Parent, subsidiaries and affiliates...........................    4,415       437         --       4,852
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,338     8,050       (518)    101,870
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      211        18         --         229
   Common stock*.................................................       93        --         --          93
                                                                   -------    ------    -------    --------
Total equity securities..........................................      304        18         --         322
                                                                   -------    ------    -------    --------
Total............................................................  $94,642    $8,068    $  (518)   $102,192
                                                                   =======    ======    =======    ========

* Common stock includes $109 million and $6 million of investments in affiliates at December 31, 2018 and 2017, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                       Less than 12 Months 12 Months or More        Total
                                                       -----------------   -----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                          -------  ---------- ------- ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations........................ $   317   $   (11)  $   751   $ (31)   $ 1,068  $   (42)
   All other government...............................   1,295       (85)      610     (58)     1,905     (143)
   U.S. States, territories and possessions...........      67        (1)       --      --         67       (1)
   Political subdivisions of states, territories and
     possessions......................................      85        (1)       34      (3)       119       (4)
   Special revenue....................................   1,698       (46)    2,313     (89)     4,011     (135)
   Industrial and miscellaneous.......................  26,952    (1,193)    9,726    (778)    36,678   (1,971)
   Hybrid securities..................................     174       (11)       58      (8)       232      (19)
   Parent, subsidiaries and affiliates................      --        --        --      --         --       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................  30,588    (1,348)   13,492    (967)    44,080   (2,315)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................      95        (1)        5      --        100       (1)
   Common stock.......................................      61       (14)       --      --         61      (14)
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................     156       (15)        5      --        161      (15)
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $30,744   $(1,363)  $13,497   $(967)   $44,241  $(2,330)
                                                       =======   =======   =======   =====    =======  =======
December 31, 2017
Bonds:
   U.S. government obligations........................ $   336   $    (4)  $    76   $  (5)   $   412  $    (9)
   All other government...............................     473       (25)      145      (6)       618      (31)
   U.S States, territories and possessions............      25        --         5      --         30       --
   Political subdivisions of states, territories and
     possessions......................................      --        --        --      --         --       --
   Special revenue....................................   1,609       (23)      758     (33)     2,367      (56)
   Industrial and miscellaneous.......................   7,272      (235)    3,713    (191)    10,985     (426)
   Hybrid securities..................................      54        (3)        8      --         62       (3)
   Parent, subsidiaries and affiliates................     136        --        --      --        136       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................   9,905      (290)    4,705    (235)    14,610     (525)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................       5        --         5      --         10       --
   Common stock.......................................       1        --        --      --          1       --
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................       6        --         5      --         11       --
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $ 9,911   $  (290)  $ 4,710   $(235)   $14,621  $  (525)
                                                       =======   =======   =======   =====    =======  =======

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 3,983 and 1,814, respectively. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,778 of the total, of which 526 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                   Statement  Fair
           (in millions)                             Value    Value
           -------------                           --------- -------
           December 31, 2018
           Due in one year or less................  $ 1,217  $ 1,226
           Due after one year through five years..   10,609   10,687
           Due after five years through ten years.   15,586   15,475
           Due after ten years....................   37,210   37,552
           LBaSS..................................   30,129   31,757
                                                    -------  -------
           Total..................................  $94,751  $96,697
                                                    =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $154 million and $175 million at December 31, 2018 and 2017, respectively, which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $5.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                             December 31,
                                             ----------
                                             2018   2017
                                             ----   ----
                       Consumer cyclical.... 17.2%  14.9%
                       Consumer Noncyclical. 16.9   14.2
                       Energy............... 12.0   16.8

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Statement  Fair   Statement  Fair
   (in millions)                            Value    Value    Value    Value
   -------------                          --------- ------- --------- -------
   Loan-backed and structured securities.  $30,129  $31,757  $31,991  $34,474
                                           =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $47 million, $54 million and $118 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                      Less than 12 Months 12 Months or More       Total
                      ------------------  ----------------  -----------------
                                Gross              Gross              Gross
                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
   (in millions)      Value     Losses    Value    Losses    Value    Losses
   -------------      ------  ----------  ------ ---------- ------- ----------
   December 31, 2018
      LBaSS.......... $6,672    $(143)    $3,696   $(137)   $10,368   $(280)
   December 31, 2017.
      LBaSS.......... $3,896    $ (59)    $1,667   $ (81)   $ 5,563   $(140)
                      ======    =====     ======   =====    =======   =====

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                                         December 31,
                                                                                                         -------------
(in millions)                                                                                             2018   2017
-------------                                                                                            ------ ------
Balance, beginning of year.............................................................................. $1,535 $1,481
Increases due to:
   Credit impairment on new securities subject to impairment losses.....................................      9     31
   Additional credit impairment on previously impaired investments......................................     38     30
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.    180      7
                                                                                                         ------ ------
Balance, end of year.................................................................................... $1,402 $1,535
                                                                                                         ====== ======

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $19.1 billion and $16.0 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 1.90 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  26.3%  28.2%
                      Foreign..................  21.9   16.0
                      Pacific..................  15.6   17.3
                      South Atlantic...........  12.6   12.9
                      West South Central.......   7.4    6.8
                      New England..............   5.6    7.0
                      East North Central.......   5.1    5.1
                      Mountain.................   4.1    4.8
                      East South Central.......   0.8    0.8
                      West North Central.......   0.6    1.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  31.1%  24.0%
                      Office...................  28.6   28.7
                      Retail...................  13.9   15.2
                      Industrial...............   8.1    6.9
                      Hotel/Motel..............   7.6    9.1
                      Other....................  10.7   16.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 244 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.75%   2.05%   7.37%   2.10%
                 Retail........  5.48    3.82    5.06    2.53
                 Office........  5.10    3.02    9.17    1.90
                 Hotel.........  4.80    3.00    4.61    4.25
                 Industrial....  4.53    2.11    4.97    2.15
                 Other.........  5.39    3.16    5.00    3.00

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent for both 2018 and 2017.

At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. At December 31, 2017, the Company held $217 million in impaired mortgages with $12 million of related allowances for credit losses and $205 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $201 million and $273 million, at December 31, 2018 and 2017, respectively. The Company recognized interest income of $5 million, $3 million and $12 million, in 2018, 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                        December 31,
                                                                       ---------------
(in millions)                                                          2018 2017  2016
-------------                                                          ---- ----  ----
Balance, beginning of year............................................ $129 $ 89  $72
   Additions (reductions) charged to unrealized capital loss..........   43   53   17
   Direct write-downs charged against allowance.......................   --  (13)  --
                                                                       ---- ----  ---
Balance, end of year.................................................. $172 $129  $89
                                                                       ==== ====  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                     ---------------
            (in millions)                             2018    2017
            -------------                            ------- -------
            Current................................. $18,922 $15,834
            30 - 59 days past due...................       4       8
            60 - 89 days past due...................       1       2
            90 - 179 days past due..................       1       1
                                                     ------- -------
            Total................................... $18,928 $15,845
                                                     ======= =======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $15.8 billion and $13.2 billion, respectively.

The Company had $169 million and $205 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. At December 31, 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms. The Company has an outstanding commitment of $4 million to debtors that hold loans with restructured terms, at December 31, 2017.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                                  December 31,
                                                                  ------------
     (in millions)                                                2018   2017
     -------------                                                ----   ----
     Properties occupied by the Company.......................... $ 53   $ 42
     Properties held for production of income....................  110    181
     Properties held for sale....................................   34     --
                                                                   ----  ----
     Total....................................................... $197   $223
                                                                   ====  ====

The Company recognized gains of $1 million, $13 million and $16 million on the sale of real estate property in 2018, 2017 and 2016, respectively. The Company recognized $11 million of impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017. The Company recognized
$2 million of impairment write-downs for its investment in real estate during 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                           December 31,
                                                          --------------
       (in millions)                                       2018    2017
       -------------                                      ------  ------
       Investments in limited liability companies........ $1,474  $2,201
       Investments in limited partnerships...............  1,877   1,759
       Other unaffiliated investments....................  1,026     693
       Receivable for securities.........................    138     541
       Initial margin for futures........................      2      20
       Non-admitted assets...............................   (153)   (181)
                                                          ------  ------
       Total............................................. $4,364  $5,033
                                                          ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $912 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $44 million, $89 million and $148 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                                      Years ended December 31,
                                                      ----------------------
   (in millions)                                       2018     2017    2016
   -------------                                      ------   ------  ------
   Bonds............................................. $4,897   $4,788  $5,026
   Preferred stocks..................................     13       11      15
   Common stocks.....................................      5        3       2
   Cash and short-term investments...................     29       22       4
   Mortgage loans....................................    798      675     508
   Real estate*......................................     50       53      60
   Contract loans....................................     82       87      90
   Derivatives.......................................    210     (121)   (106)
   Investment income from affiliates.................    165      372     426
   Other invested assets.............................    239      250     325
                                                      ------   ------  ------
   Gross investment income...........................  6,488    6,140   6,350
   Investment expenses...............................   (245)    (259)   (260)
                                                      ------   ------  ------
   Net investment income............................. $6,243   $5,881  $6,090
                                                      ======   ======  ======

* Includes amounts for the occupancy of Company-owned property of $11 million in both 2018 and 2017, and $16 million in 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                      Years Ended December 31,
                                                      ---------------------
   (in millions)                                       2018      2017    2016
   -------------                                      -----    -------  -----
   Bonds............................................. $ (81)   $   109  $(406)
   Preferred stocks..................................    --          1     --
   Common stocks.....................................    --         --    303
   Cash and short-term investments...................    (2)       (13)    (8)
   Mortgage loans....................................   (26)         6    (13)
   Real estate.......................................   (10)         7     41
   Derivatives.......................................  (330)    (1,412)   377
   Other invested assets.............................    28         65    504
                                                      -----    -------  -----
   Realized capital (losses) gains...................  (421)    (1,237)   798
   Federal income tax benefit (expense)..............    88        433   (279)
   Net (gains) losses transferred to IMR.............    (9)      (124)   115
                                                      -----    -------  -----
   Net realized capital (losses) gains............... $(342)   $  (928) $ 634
                                                      =====    =======  =====

During 2018, 2017 and 2016, the Company recognized $192 million, $98 million and $237 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                     Years Ended December 31,
                                                     -----------------------
  (in millions)                                       2018    2017     2016
  -------------                                      ------  ------  -------
  Proceeds.......................................... $8,165  $7,403  $11,470
                                                     ------  ------  -------
  Gross realized capital gains...................... $  191  $  330  $   337
  Gross realized capital losses.....................   (176)    (87)    (446)
                                                     ------  ------  -------
  Net realized capital gains (losses)............... $   15  $  243  $  (109)
                                                     ======  ======  =======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2018     2017    2016
-------------                                                           -----   -----   -----
Bonds................................................................. $(171)   $ 253   $(107)
Preferred and common stocks...........................................   (12)      (3)    (53)
Mortgage loans........................................................  (248)     179    (203)
Derivatives...........................................................    88     (107)    207
Other invested assets.................................................    (6)      32    (865)
Other.................................................................    32      (71)     --
Federal income tax benefit............................................    93       24     364
                                                                        -----   -----   -----
Net change in unrealized (losses) gains of investments................ $(224)   $ 307   $(657)
                                                                        =====   =====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                                     Number             Aggregate
                                                     of 5*    Aggregate   Fair
Investment                                         Securities   BACV      Value
----------                                         ---------- --------- ---------
(in millions)
-------------
2018
Bonds - AC........................................     23       $296      $294
LBass - AC........................................      2         34        34
Preferred Stock - AC..............................      4          5         8
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     29       $336      $336
                                                       ==       ====      ====
2017
Bonds - AC........................................     16       $135      $135
LBass - AC........................................     --         --        --
Preferred Stock - AC..............................     --         --        --
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     16       $135      $135
                                                       ==       ====      ====
AC - Amortized Cost
FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $438 million and $2.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         30 days or less................................... $148  $  514
         31 to 60 days.....................................   68     899
         61 to 90 days.....................................  231   1,047
                                                            ----  ------
         Subtotal..........................................  447   2,460
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $447  $2,460
                                                            ====  ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                   December 31, 2018    December 31, 2017
                                  -------------------- --------------------
                                  Amortized            Amortized
     (in millions)                  Cost    Fair Value   Cost    Fair Value
     -------------                --------- ---------- --------- ----------
     Open positions..............   $352       $352     $2,418     $2,418
                                    ----       ----     ------     ------
     Subtotal....................    352        352      2,418      2,418
     Securities collateral
       received..................     --         --         --         --
                                    ----       ----     ------     ------
     Total collateral reinvested.   $352       $352     $2,418     $2,418
                                    ====       ====     ======     ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $124 million and $1.2 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         Open positions.................................... $119  $   --
         30 days or less...................................   --     354
         31 to 60 days.....................................   --     439
         61 to 90 days.....................................   --     381
         Greater than 90 days..............................   --      --
                                                            ----  ------
         Subtotal..........................................  119   1,174
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $119  $1,174
                                                            ====  ======

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $ 47    $262    $110    $148    $ 98   $  225   $119    $ 24
Overnight...............................    --     366      32      --      --      318     61      --
2 Days to 1 Week........................    --     357     107      --      --      732    172       5
> 1 Week to 1 Month.....................    --     512     199      --     176    1,044    624      65
> 1 Month to 3 Months...................    --     861     290      --      34    1,615    636      31
> 3 Months to 1 Year....................    --     128      13      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $107    $158    $125    $137    $111   $  140   $128    $119
Overnight...............................    --      93      16      93       1      121     11      --
2 Days to 1 Week........................    --      --      --      --      13       13     13      --
> 1 Week to 1 Month.....................    --      --      --      --      --       --     --      --
> 1 Month to 3 Months...................    --      --      --      --      --       --     --      --
> 3 Months to 1 Year....................    --      --      --      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $ 47   $2,485   $751    $148    $308   $3,933  $1,612   $124

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
                                         Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                                         ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $107   $  251   $140    $230    $124   $  273  $  151   $119

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                            December 31, 2018 December 31, 2017
                                            ----------------- ----------------
                                            Amortized  Fair   Amortized  Fair
   (in millions)                              Cost     Value    Cost     Value
   -------------                            ---------  -----  ---------  ------
   Open positions..........................   $129     $124    $   --    $   --
   Greater than three years................     --       --     1,095     1,196
                                              ----     ----    ------    ------
   Subtotal................................    129      124     1,095     1,196
   Securities collateral received..........     --       --        --        --
                                              ----     ----    ------    ------
   Total collateral reinvested.............   $129     $124    $1,095    $1,196
                                              ====     ====    ======    ======

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $128     $--     $--     $--    $109
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     134      --      --      --     108

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $242     $--     $--     $--    $129
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     233      --      --      --     124

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
      Bonds - FV... $--   $27    $66    $16    $16    $--    $--     $--
                    ===   ===    ===    ===    ===    ===    ===     ===

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                   December 31,
                                                   -------------
                (in millions)                       2018   2017
                -------------                      ------ ------
                On deposit with states............ $   48 $   48
                Securities lending................    425  2,112
                Collateral held on securities
                  lending.........................    447  2,460
                FHLB stock and collateral pledged.  3,851  1,042
                Subject to repurchase agreements..    129  1,095
                Collateral for derivatives........    580  1,559
                Guaranteed interest contracts.....     44    117
                Other restricted assets...........     78     --
                                                   ------ ------
                Total............................. $5,602 $8,433
                                                   ====== ======

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                                       Book
                                                     Adjusted                OTTI
                                                     Statement            Recognized
(in millions)                            Actual Cost   Value   Fair Value  to Date
-------------                            ----------- --------- ---------- ----------
December 31, 2018
In general account:
   RMBS.................................   $1,210     $1,167     $1,390      $(15)
   CDOs.................................      911        923        957        (8)
   CMBS.................................       11         11         10        --
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,132     $2,101     $2,357      $(23)
                                           ======     ======     ======      ====
December 31, 2017
In general account:
   RMBS.................................   $1,152     $1,174     $1,419      $(22)
   CDOs.................................    1,013      1,017      1,055       (22)
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,165     $2,191     $2,474      $(44)
                                           ======     ======     ======      ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $88 million in 2018, an unrealized capital loss of $107 million in 2017 and an unrealized gain of $207 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                               December 31, 2018              December 31, 2017
                                         -----------------------------  -----------------------------
                                         Contract or                    Contract or
                                          Notional   Statement  Fair     Notional   Statement  Fair
(in millions)                              Amount      Value    Value     Amount      Value    Value
-------------                            ----------- --------- -------  ----------- --------- -------
Assets:
   Interest rate contracts..............   $26,901    $ 1,360  $ 1,080    $24,647    $   669  $   349
   Foreign exchange contracts...........     6,331        511      511      2,302        398      398
   Equity contracts.....................    45,769        902      902     25,379      1,137    1,137
                                           -------    -------  -------    -------    -------  -------
Derivative assets, gross................    79,001      2,773    2,493     52,328      2,204    1,884
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative assets, net..................   $79,001    $ 1,635  $ 1,094    $52,328    $   655  $   335
                                           =======    =======  =======    =======    =======  =======
Liabilities:
   Interest rate contracts..............   $16,121    $   426  $   549    $20,310    $   661  $   771
   Foreign exchange contracts...........     2,328        266      266      4,796        448      448
   Equity contracts.....................    33,886        649      649     11,318        889      889
   Other contracts......................        58          6        6         59          5        5
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, gross...........    52,393      1,347    1,470     36,483      2,003    2,113
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, net.............   $52,393    $   209  $    71    $36,483    $   454  $   564
                                           =======    =======  =======    =======    =======  =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                             December 31, 2018    December 31, 2017
                                                                            -------------------  -------------------
(in millions)                                                                Assets  Liabilities  Assets  Liabilities
-------------                                                               -------  ----------- -------  -----------
Gross amount recognized.................................................... $ 2,773    $(1,347)  $ 2,204    $(2,003)
Amount offset..............................................................  (1,138)     1,138    (1,549)     1,549
                                                                            -------    -------   -------    -------
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 1,635    $  (209)  $   655    $  (454)
                                                                            =======    =======   =======    =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                      December 31, 2018 December 31, 2017
                                      ----------------- -----------------
                                      Contract          Contract
                                         or     Final      or     Final
                                      Notional Maturity Notional Maturity
       (in millions)                   Amount    Date    Amount    Date
       -------------                  -------- -------- -------- --------
       Derivative assets:
          Interest rate contracts.... $26,901    2055   $24,646    2049
          Foreign exchange contracts.   6,331    2056     2,302    2035
          Equity contracts...........  45,769    2028    25,379    2028
       Derivative liabilities:
          Interest rate contracts....  16,121    2056    20,310    2056
          Foreign exchange contracts.   2,328    2051     4,796    2056
          Equity contracts...........  33,886    2022    11,318    2022
          Other contracts............      58    2042        59    2042

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$466 million and $710 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                  Admitted
                                                      Aggregate   Assets or
(in millions)                                         Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                         ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds.............................................  $ 96,620    $94,675   $   35  $79,744 $16,841
   Preferred stocks..................................       240        228        6      220      14
   Common stocks.....................................       138        138       --      138      --
   Cash, cash equivalents and short-term investments.     1,547      1,547    1,228      319      --
   Mortgage loans....................................    19,182     18,928       --       --  19,182
   Contract loans....................................     1,307      1,307       --       --   1,307
   Derivatives.......................................       404        807       --      404      --
   Receivables for securities........................       138        138       --      138      --
   Securities lending reinvested collateral assets...       352        352       --      352      --
   Separate account assets...........................     5,484      5,618       --    5,484      --
Liabilities:
   Policy reserves and contractual liabilities.......    11,843     11,191       --      339  11,504
   Payable for securities............................       362        362       --      362      --
   Payable for securities lending....................       447        447       --      447      --
                                                       ========    =======   ======  ======= =======
December 31, 2017....................................
Assets:
   Bonds.............................................  $101,792    $94,260   $  200  $82,367 $19,225
   Preferred stocks..................................       229        211       11      205      13
   Common stocks.....................................        38         38       --       38      --
   Cash, cash equivalents and short-term investments.       119        119      (96)     215      --
   Mortgage loans....................................    16,156     15,845       --       --  16,156
   Contract loans....................................     1,340      1,340       --       --   1,340
   Receivables for securities........................       541        541       --      541      --
   Securities lending reinvested collateral assets...     2,418      2,418       --    2,418      --
   Separate account assets...........................     4,470      4,553       --    4,092     378
Liabilities:
   Policy reserves and contractual liabilities.......     7,673      6,507       --      386   7,287
   Derivatives.......................................       548        118       --      548      --
   Payable for securities............................       554        554       --      554      --
   Payable for securities lending....................     2,460      2,460       --    2,460      --
                                                       ========    =======   ======  ======= =======

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                                Counterparty
(in millions)                           Level 1 Level 2 Level 3   Netting*    Total
-------------                           ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds..................................
   U.S. special revenue................ $    -- $   --   $  1     $    --    $     1
   Industrial and miscellaneous........      --      4     13          --         17
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --      4     14          --         18
                                        ------- ------   ----     -------    -------
Preferred stock........................
   Industrial and miscellaneous........      --     --     75          --         75
                                        ------- ------   ----     -------    -------
   Total preferred stock...............      --     --     75          --         75
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........      21     --      3          --         24
   Mutual funds........................      41     --     --          --         41
                                        ------- ------   ----     -------    -------
   Total common stock..................      62     --      3          --         65
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    212     --          --        212
   Foreign exchange contracts..........      --    511     --          --        511
   Equity contracts....................     129    704     69          --        902
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative assets................     129  1,427     69      (1,138)       487
                                        ------- ------   ----     -------    -------
Separate account assets................  42,094  1,905     --          --     43,999
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $42,285 $3,336   $161     $(1,138)   $44,644
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     3 $   82   $ --     $    --    $    85
   Foreign exchange contracts..........      --    266     --          --        266
   Equity contracts....................       9    640     --          --        649
   Other contracts.....................      --     --      6          --          6
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........      12    988      6      (1,138)      (132)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $    12 $  988   $  6     $(1,138)   $  (132)
                                        ======= ======   ====     =======    =======
December 31, 2017......................
Assets at fair value:
Bonds..................................
   Industrial and miscellaneous........ $    -- $   76   $  2     $    --    $    78
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --     76      2          --         78
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........       2     --      3          --          5
   Mutual funds........................      44     --     --          --         44
   Parent, subsidiaries and affiliates.       6     --     --          --          6
                                        ------- ------   ----     -------    -------
   Total common stock..................      52     --      3          --         55
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    232     --          --        232
   Foreign exchange contracts..........      --    398     --          --        398
   Equity contracts....................     181    877     78          --      1,136
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative assets................     181  1,507     78      (1,549)       217
                                        ------- ------   ----     -------    -------
Separate account assets................  47,609  1,941     --          --     49,550
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $47,842 $3,524   $ 83     $(1,549)   $49,900
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     2 $  105   $ --     $    --    $   107
   Foreign exchange contracts..........      --    448     --          --        448
   Equity contracts....................       1    888     --          --        889
   Other contracts.....................      --     --      5          --          5
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........       3  1,441      5      (1,549)      (100)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $     3 $1,441   $  5     $(1,549)   $  (100)
                                        ======= ======   ====     =======    =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Preferred Common Derivative Total  Derivative
(in millions)                                       Bonds   Stocks   Stocks   Assets   Assets Liabilities
-------------                                       -----  --------- ------ ---------- ------ -----------
Balance, January 1, 2016........................... $ 163     --      $--      $ 53    $ 216      $ 8
Total realized/unrealized capital gains or losses:
   Included in net income..........................    20     --       --         4       24        2
   Included in surplus.............................     2     --       --         3        5       (3)
Purchases, issuances and settlements...............   210     --       --        (5)     205       (2)
Transfers into Level 3.............................    81     --       --        --       81       --
Transfers out of Level 3...........................  (316)    --       --        --     (316)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2016......................... $ 160     --      $--      $ 55    $ 215      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (5)    --       --        15       10        1
   Included in surplus.............................    17     --       --        24       41       --
Purchases, issuances and settlements...............    45     --        3       (15)      33       (1)
Transfers into Level 3.............................     1     --       --        --        1       --
Transfers out of Level 3...........................  (216)    --       --        --     (216)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2017......................... $   2     --      $ 3      $ 79    $  84      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (1)    --       --        13       12        1
   Included in surplus.............................    (1)    --        6       (44)     (39)       1
Purchases, issuances and settlements...............    12     75        1        21      109       (1)
Transfers into Level 3.............................    17     --       --        --       17       --
Transfers out of Level 3...........................   (15)    --       (7)       --      (22)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2018                          $  14     75      $ 3      $ 69    $ 161      $ 6
                                                    =====     ==      ===      ====    =====      ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- ------
      December 31, 2018
      Derivative assets at fair value......  $129   $1,427    $69   $1,625
      Derivative liabilities at fair value.    12      988      6    1,006
      December 31, 2017....................
      Derivative assets at fair value......  $181   $1,508    $78   $1,767
      Derivative liabilities at fair value.     3    1,441      5    1,449

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                           Years ended
                                                                          December 31,
                                                                       ------------------
(in millions)                                                            2018      2017
-------------                                                          --------  --------
Life insurance........................................................ $ 37,837  $ 36,825
Annuities (excluding supplementary contracts with life contingencies).   72,274    69,334
Supplementary contracts with life contingencies.......................      517       467
Accidental death benefits.............................................       20        21
Disability - active lives.............................................       34        36
Disability - disabled lives...........................................      255       269
Excess of AG 43 reserves over basic reserves..........................    1,303       910
Deficiency reserves...................................................    1,497     1,266
Other miscellaneous reserve...........................................      832       688
                                                                       --------  --------
   Gross life and annuity reserves....................................  114,569   109,816
   Reinsurance ceded..................................................  (23,214)  (22,276)
                                                                       --------  --------
Net life and annuity reserves.........................................   91,355    87,540
                                                                       --------  --------
Accident and health reserves..........................................
   Unearned premium reserves..........................................       11        13
   Present value of amounts not yet due on claims.....................      255       282
   Additional contract reserves.......................................      544       547
                                                                       --------  --------
   Gross accident and health reserves.................................      810       842
   Reinsurance ceded..................................................      (22)      (30)
                                                                       --------  --------
Net accident and health reserves......................................      788       812
                                                                       --------  --------
Aggregate policy reserves............................................. $ 92,143  $ 88,352
                                                                       ========  ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate   Separate
                                                                            Accounts   Accounts
                                                                   General    With       Non-
(in millions)                                                      Account Guarantee* Guaranteed*  Total   Percent
-------------                                                      ------- ---------- ----------- -------- -------
December 31, 2018
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $16,120   $1,482     $    --   $ 17,602   13.6%
   At book value less current surrender charge of 5% or more......   9,677       --          --      9,677    7.5
   At fair value..................................................      --       71      39,763     39,834   30.8
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  25,797    1,553      39,763     67,113   51.9
At book value with minimal or no charge or no adjustment..........  31,229       --           1     31,230   24.1
Not subject to discretionary withdrawal...........................  27,794    3,187          83     31,064   24.0
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  84,820    4,740      39,847    129,407  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $84,499   $4,740     $39,847   $129,086
                                                                   =======   ======     =======   ========
December 31, 2017.................................................
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $13,452   $1,254     $    --   $ 14,706   11.5%
   At book value less current surrender charge of 5% or more......   7,872       --          --      7,872    6.1
   At fair value..................................................      --       88      44,892     44,980   35.1
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  21,324    1,342      44,892     67,558   52.7
At book value with minimal or no charge or no adjustment..........  32,754       --           2     32,756   25.5
Not subject to discretionary withdrawal...........................  25,419    2,500          86     28,005   21.8
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  79,497    3,842      44,980    128,319  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $79,176   $3,842     $44,980   $127,998
                                                                   =======   ======     =======   ========

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

                                                      December 31, 2018    December 31, 2017
                                                     -------------------- --------------------
                                                                Separate             Separate
                                                                Accounts             Accounts
                                                                 Assets               Assets
                                                      Legally     (Not     Legally     (Not
                                                     Insulated  Legally   Insulated  Legally
(in millions)                                         Assets   Insulated)  Assets   Insulated)
-------------                                        --------- ---------- --------- ----------
Variable annuities..................................  $40,920    $   --    $46,234    $   --
Variable life.......................................    3,055        --      3,286        --
Bank-owned life insurance--hybrid...................      804        --        653        --
Deferred annuities with MVA features................      225        --        387        --
Terminal funding....................................    3,175        --      2,489        --
Annuities with MVA features.........................       --     1,243         --       866
Fixed annuities excess interest adjustment features.       --       196         --       189
                                                      -------    ------    -------    ------
Total...............................................  $48,179    $1,439    $53,049    $1,055
                                                      =======    ======    =======    ======

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $6.7 billion and $5.8 billion, respectively.

There was no separate account business seed money at December 31, for both 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......   $324       $41
                          2017......    292        40
                          2016......    330        52
                          2015......    279        52
                          2014......    204        43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

                                                         Non-indexed  Non-indexed
                                                          Guarantee    Guarantee  Non-guaranteed
                                                         less than or  more than     Separate
(in millions)                                    Indexed equal to 4%      4%         Accounts     Total
-------------                                    ------- ------------ ----------- -------------- -------
December 31, 2018
Premiums, considerations or deposits............  $241      $   --       $ 43        $ 3,090     $ 3,374
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,885     $42,885
   Amortized costs..............................   958       3,769        415             --       5,142
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $958      $2,199       $415        $    --     $ 3,572
   At market value..............................    --          --         --         42,802      42,802
                                                  ----      ------       ----        -------     -------
Subtotal........................................   958       2,199        415         42,802      46,374
Not subject to discretionary withdrawal.........    --       1,570         --             83       1,653
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
December 31, 2017...............................
Premiums, considerations or deposits............  $185      $   --       $ 70        $ 4,444     $ 4,699
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $48,116     $48,116
   Amortized costs..............................   739       3,096        395             --       4,230
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $739      $  596       $395        $    --     $ 1,730
   At market value..............................    --          --         --         48,030      48,030
                                                  ----      ------       ----        -------     -------
Subtotal........................................   739         596        395         48,030      49,760
Not subject to discretionary withdrawal.........    --       2,500         --             86       2,586
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
December 31, 2016...............................
Premiums, considerations or deposits............  $222      $    1       $106        $ 3,040     $ 3,369
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,715     $42,715
   Amortized costs..............................   586       1,075        343             --       2,004
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $586      $  621       $343        $    --     $ 1,550
   At market value..............................    --          --         --         42,632      42,632
                                                  ----      ------       ----        -------     -------
Subtotal........................................   586         621        343         42,632      44,182
Not subject to discretionary withdrawal.........    --         454         --             83         537
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                  Years ended December 31,
                                                                 -------------------------
(in millions)                                                      2018     2017     2016
-------------                                                    -------  -------  -------
Transfers to separate accounts.................................. $ 3,373  $ 4,699  $ 3,356
Transfers from separate accounts................................  (4,147)  (3,393)  (3,055)
                                                                 -------  -------  -------
Net transfers to (from) separate accounts.......................    (774)   1,306      301
Reconciling adjustments:
   Deposit-type contracts.......................................      --       --        2
                                                                 -------  -------  -------
Total reconciling adjustments...................................      --       --        2
                                                                 -------  -------  -------
Transfers as reported in the Statutory Statements of Operations. $  (774) $ 1,306  $   303
                                                                 =======  =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion and $910 million at December 31, 2018 and 2017, respectively. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2018 and 2017, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $2.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $185 million and $375 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.01 percent,
0.01 percent and 0.75 percent of gross insurance in-force at December 31, 2018, 2017 and 2016, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were ($13) million, $18 million and $19 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                     December 31, 2018 December 31, 2017
                                     ----------------  ----------------
                                              Net of            Net of
              (in millions)          Gross    Loading  Gross    Loading
              -------------          -----    -------  -----    -------
              Ordinary new business. $ (10)    $(10)   $  (4)     $(4)
              Ordinary renewal......  (395)     147     (473)      41
              Group life............     1        1        6        6
                                      -----    ----     -----     ---
              Total................. $(404)    $138    $(471)     $43
                                      =====    ====     =====     ===

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2018, 2017 and 2016 were $26 million, $30 million and $33 million, respectively. Reinsurance premiums ceded in 2018, 2017 and 2016 were $25.2 billion, $2.6 billion and $6.1 billion, respectively. Additionally, reserves on reinsurance assumed were $1.4 billion at both December 31, 2018, 2017 and 2016. The reserve credit taken on reinsurance ceded was $23.3 billion, $22.3 billion and $21.2 billion at December 31, 2018, 2017 and 2016, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were
$306 million and $426 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2018, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $382 million, while in 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million. In 2016, the AGC Life Co/Modco Agreement decreased pre-tax earnings by $6.3 billion. The pretax loss from the 2016 recapture was $6.5 billion.

In September 2016, the Company entered into a reinsurance agreement with Hannover Life Reassurance Company of America (Hannover), effective July 1, 2016, under which the Company ceded approximately $5 billion of reserves to Hannover, which included a block of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. This reinsurance agreement released

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

excess statutory capital of approximately $1 billion, which was included in dividends paid ultimately by the Company to AIG in September 2016.

Effective December 31, 2016, the Company recaptured certain term and universal life reserves that had been ceded to AGC Life and concurrently amended the July 1, 2016 reinsurance treaty with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional universal life on a yearly renewable term basis. The Company ceded approximately $14 billion of such reserves to Hannover under the treaty amendment, which was effective December 31, 2016.

In 2017, the coinsurance reserve was increased as a result of actuarial reserve changes impacting prior periods. The amount of the reserve increase as of January 1, 2017 was $155 million, with the after tax increase of $107 million reported as an adjustment to the Change in Surplus as a Result of Reinsurance.

                                                                         December 31, 2016
                                                           July 1, 2016 -------------------
Increase (Decrease)                                         Cession to            Cession to Net Impact of
(in millions)                                                Hannover   Recapture  Hannover   Reinsurance
-------------------                                        ------------ --------- ---------- -------------
Statement of Admitted Assets, Liabilities and Capital and
  Surplus.................................................
   Deferred and uncollected premium.......................   $   (38)    $    --   $   (764)   $   (802)
   Aggregate reserve for life contracts...................    (5,349)      6,482    (14,266)    (13,133)
   Current federal income taxes due.......................        47      (1,790)     2,501         758
   Funds held under coinsurance...........................     4,492          --      5,482       9,974
                                                             -------     -------   --------    --------
   Total capital and surplus..............................   $   772     $(4,692)  $  5,519    $  1,599
                                                             -------     -------   --------    --------
Statement of Operations...................................
Premiums..................................................   $(5,349)    $15,806   $(14,266)   $ (3,809)
Commissions on reinsurance ceded..........................        47      (6,482)     6,607         172
Reserve adjustments on reinsurance ceded..................        --      (9,324)        --      (9,324)
                                                             -------     -------   --------    --------
Total revenue.............................................    (5,302)         --     (7,659)    (12,961)
Increase in aggregate reserves for life...................    (5,349)      6,482    (14,266)    (13,133)
Federal income tax expense (benefit)......................        47      (1,790)     2,501         758
                                                             -------     -------   --------    --------
Net income................................................   $    --     $(4,692)  $  4,106    $   (586)
                                                             -------     -------   --------    --------
Capital and Surplus Account
Change in surplus as a result of reinsurance..............   $   772     $    --   $  1,413    $  2,185
                                                             -------     -------   --------    --------

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and USL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................     $152
                                                                         ----

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018        Total
-------------------                                                            ---------- -------------- -------------- --------
Statutory Statement of Operations
Premiums and annuity considerations...........................................  $(22,152)    $  (311)       $  (291)    $(22,754)
Commissions and expense allowances............................................        --          57             53          110
Reserve adjustments on reinsurance ceded......................................    22,152      (1,699)        (1,778)      18,675
                                                                                --------     -------        -------     --------
Total revenues................................................................        --      (1,953)        (2,016)      (3,969)
                                                                                --------     -------        -------     --------
Death benefits................................................................        --        (249)          (249)        (498)
Annuity benefits..............................................................        --      (1,040)        (1,019)      (2,059)
Surrender benefits............................................................        --        (131)          (133)        (264)
Other benefits................................................................        --        (164)          (334)        (498)
Other expenses................................................................        --          --             (1)          (1)
                                                                                --------     -------        -------     --------
Total benefits and expenses...................................................        --      (1,584)        (1,736)      (3,320)
                                                                                --------     -------        -------     --------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               --        (369)          (280)        (649)
Dividends to policyholders....................................................        --         (13)           (12)         (25)
                                                                                --------     -------        -------     --------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     --     $  (356)       $  (268)    $   (624)
                                                                                --------     -------        -------     --------

During 2018, 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $529 thousand, $500 thousand and $1.7 million, respectively.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2018 and 2017, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $7.2 billion and $8.1 billion, respectively. In 2018, the Agreement decreased the Company's pre-tax earnings by $1 million and $2 million in 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $1.7 billion attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $499 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computations, and recorded offsetting decreases of $192 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                             December 31, 2018       December 31, 2017            Change
                                          ----------------------- ----------------------- ----------------------
(in millions)                             Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                             -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA................................  $1,837  $1,645  $3,482  $1,916  $1,395  $3,311  $ (79)   $250   $ 171
Statutory valuation allowance adjustment.      --     220     220      --      --      --     --     220     220
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Adjusted gross DTA.......................   1,837   1,425   3,262   1,916   1,395   3,311    (79)     30     (49)
DTA non-admitted.........................     928   1,425   2,353     670   1,395   2,065    258      30     288
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Net admitted DTA.........................     909      --     909   1,246      --   1,246   (337)     --    (337)
DTL......................................     392      --     392     557      --     557   (165)     --    (165)
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Total....................................  $  517  $   --  $  517  $  689  $   --  $  689  $(172)   $ --   $(172)
                                           ======  ======  ======  ======  ======  ======  =====    ====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                       December 31, 2018       December 31, 2017            Change
                                                    ----------------------- ----------------------- ----------------------
(in millions)                                       Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                                       -------- ------- ------ -------- ------- ------ -------- ------- -----
Admission calculation components...................
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $ --     $--   $   --  $   --    $--   $   --  $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    517      --      517     689     --      689   (172)     --    (172)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    517      --      517     689     --      689   (172)     --    (172)
       2. Adjusted gross DTA allowed per
         limitation threshold......................     --      --    1,114      --     --    1,301     --      --    (187)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    392      --      392     557     --      557   (165)     --    (165)
                                                      ----     ---   ------  ------    ---   ------  -----     ---   -----
DTA admitted as the result of application of SSAP
  101..............................................   $909     $--   $  909  $1,246    $--   $1,246  $(337)    $--   $(337)
                                                      ====     ===   ======  ======    ===   ======  =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    738%    869%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $7,423  $8,676
                                                                              ======  ======

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                        Years Ended December 31,
                                                        ------------------------
   (in millions)                                        2018     2017     2016
   -------------                                        ----    ------   ------
   Current income tax expense..........................
      Federal.......................................... $513    $1,025   $1,182
      Foreign..........................................   --        --       --
                                                         ----   ------   ------
      Subtotal.........................................  513     1,025    1,182
      Federal income tax on net capital gains (losses).  (88)     (433)     279
                                                         ----   ------   ------
      Federal income tax incurred...................... $425    $  592   $1,461
                                                         ====   ======   ======

                                                                                    Years Ended
                                                                                   December 31,
                                                                                   -------------
(in millions)                                                                       2018   2017  Change
-------------                                                                      ------ ------ ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $  812 $  959 $(147)
       Investments................................................................     50     70   (20)
       Deferred acquisition costs.................................................    366    366    --
       Fixed assets...............................................................    373    282    91
       Compensation and benefits accrual..........................................     41      3    38
       Tax credit carryforward....................................................    151    160    (9)
       Other (including items less than 5% of total ordinary tax assets)..........     44     76   (32)
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,837  1,916   (79)
       Statutory valuation allowance adjustment...................................     --     --    --
       Non-admitted...............................................................    928    670   258
                                                                                   ------ ------ -----
       Admitted ordinary deferred tax assets......................................    909  1,246  (337)
                                                                                   ------ ------ -----
Capital:
       Investments................................................................  1,645  1,395   250
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,645  1,395   250
   Statutory valuation allowance adjustment.......................................    220     --   220
   Non-admitted...................................................................  1,425  1,395    30
                                                                                   ------ ------ -----
   Admitted capital deferred tax assets...........................................     --     --    --
                                                                                   ------ ------ -----
Admitted deferred tax assets......................................................    909  1,246  (337)
                                                                                   ------ ------ -----
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium...........................................     78     58    20
       Policyholder reserves......................................................    269    499  (230)
       Other (including items less than 5% of total ordinary tax liabilities).....     45     --    45
                                                                                   ------ ------ -----
       Subtotal...................................................................    392    557  (165)
                                                                                   ------ ------ -----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......     --     --    --
                                                                                   ------ ------ -----
       Subtotal...................................................................     --     --    --
                                                                                   ------ ------ -----
Deferred tax liabilities..........................................................    392    557  (165)
                                                                                   ------ ------ -----
Net deferred tax assets (liabilities)............................................. $  517 $  689 $(172)
                                                                                   ------ ------ -----

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended
                                                December 31,
                                                -------------
            (in millions)                        2018   2017  Change
            -------------                       ------ ------ ------
            Total adjusted deferred tax assets. $3,262 $3,311 $ (49)
            Total deferred tax liabilities.....    392    557  (165)
                                                ------ ------ -----
            Net adjusted deferred tax assets... $2,870 $2,754   116
                                                ====== ======
            Tax effect of unrealized gains
              (losses).........................                 (93)
            Transfer of deferred item to
              subsidiary.......................                   1
                                                              -----
            Change in net deferred income tax..               $  24
                                                              =====

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                            December 31, 2018 December 31, 2017 December 31, 2016
                                            ---------------   ----------------  ----------------
                                                    Effective         Effective         Effective
(in millions)                               Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                               ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate......  $208     21.0%   $  465     35.0%  $1,028     35.0%
Change in valuation adjustment.............   220     22.2      (366)   (27.6)    (554)   (18.9)
Amortization of interest maintenance
  reserve..................................   (30)    (3.0)      (43)    (3.3)     (35)    (1.2)
Disregarded entities.......................    20      2.1        23      1.8       67      2.3
Dividends received deduction...............   (20)    (2.1)      (47)    (3.6)     (69)    (2.3)
Change in non-admitted assets..............   (13)    (1.3)       (1)    (0.1)      10      0.4
Surplus adjustments........................     8      0.8        (3)    (0.2)     (15)    (0.5)
Prior year return true-ups and adjustments.     7      0.7       (32)    (2.4)     (29)    (1.0)
Other permanent adjustments................     1      0.1         9      0.7        7      0.3
Impact of Tax Act..........................    --       --     1,836    138.3       --       --
Reinsurance................................    --       --        37      2.8      765     26.0
Gain on sale of subsidiaries...............    --       --        --       --      (22)    (0.8)
Separate account income....................    --       --        --       --       18      0.6
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense (benefit).....  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====
Federal income taxes incurred..............  $425     42.9%   $  592     44.6%  $1,461     49.8%
Change in net deferred income taxes........   (24)    (2.4)    1,286     96.8     (290)    (9.9)
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense...............  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......    8
                                2022.......    7
                                2023.......    1
                                2024.......    1
                                             ---
                                Total......  $29
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had an alternative minimum tax credit of $6 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2025.......  $  9
                                2026.......     9
                                2027.......    13
                                2028.......    13
                                2029.......    19
                                2030.......    38
                                2031.......     7
                                2032.......     8
                                             ----
                                Total......  $116
                                             ====

At December 31, 2018, the Company had $273 thousand in charitable contribution carryforwards, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             -------------
                             December 31,   Capital
                             ------------   -------
                                2016.......  $202
                                2017.......   198
                                2018.......    13
                                             ----
                                Total......  $413
                                             ====

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.5 billion and concluded that a valuation allowance of $220 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.3 billion at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                              Years Ended
                                                              December 31,
                                                              -----------
        (in millions)                                         2018   2017
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year. $16    $22
           Increases in tax position for prior years.........   1     --
           Decreases in tax position for prior years.........  --     (6)
                                                              ---    ---
        Gross unrecognized tax benefits at end of year....... $17    $16
                                                              ===    ===

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2018 and 2017, the Company had accrued liabilities of $5.7 million and $4 million, respectively, for the payment of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest (net of the federal benefit) and penalties. In both 2018 & 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $3 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $906 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                     Amount
            Date                     Type        Cash or Non-cash (in millions)
            ----                     ----        ---------------- -------------
2018
   March 27, 2018.............   Extraordinary         Cash          $  337
   June 26, 2018..............   Extraordinary         Cash             680
   September 24, 2018.........   Extraordinary         Cash             680
2017
   March 30, 2017.............   Extraordinary         Cash          $  452
   March 30, 2017.............   Extraordinary       Non-Cash           482
   March 30, 2017............. Return of Capital       Cash             178
   June 29, 2017..............   Extraordinary         Cash             538
   September 28, 2017.........   Extraordinary         Cash              50
   December 26, 2017..........   Extraordinary         Cash             200
2016
   March 28, 2016.............     Ordinary            Cash          $   80
   March 28, 2016.............     Ordinary          Non-Cash           420
   June 28, 2016.............. Return of Capital       Cash             233
   June 28, 2016..............   Extraordinary         Cash             288
   September 27, 2016.........   Extraordinary       Non-Cash         1,154
   September 27, 2016.........   Extraordinary         Cash              23
   September 28, 2016.........   Extraordinary         Cash             267
   September 28, 2016......... Return of Capital       Cash             318
   December 27, 2016..........   Extraordinary       Non-Cash           497
   December 27, 2016.......... Return of Capital     Non-Cash            85
   December 28, 2016..........   Extraordinary         Cash              11

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                              Years ended
                                                             December 31,
                                                            ---------------
    (in millions)                                           2018  2017 2016
    -------------                                           ----  ---- ----
    Defined benefit plans.................................. $(12)  $2  $20
    Postretirement medical and life insurance plans........    1    2    2
                                                            ----   --  ---
    Total.................................................. $(11)  $4  $22
                                                            ====   ==  ===

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $27 million, $26 million and $28 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $28 million, $33 million and $20 million for awards granted in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during 2018, 2017 and 2016.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                                                           December 31,
                                                                                           -------------
(in millions)                                                                               2018   2017
-------------                                                                              ------ ------
Membership stock - Class B................................................................ $    7 $    7
Activity stock............................................................................    129     25
Excess stock..............................................................................      2      6
                                                                                           ------ ------
Total..................................................................................... $  138 $   38
                                                                                           ====== ======
Actual or estimated borrowing capacity as determined by the insurer....................... $4,928 $7,039
                                                                                           ====== ======

The Company did not hold any Class A at December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                         December 31, 2018    December 31, 2017
                                                        -------------------- --------------------
                                                        Amortized            Amortized
(in millions)                                             Cost    Fair Value   Cost    Fair Value
-------------                                           --------- ---------- --------- ----------
Amount pledged.........................................  $3,851     $3,833    $1,042     $1,067
Maximum amount pledged during reporting period.........   4,389      4,349     1,310      1,352
                                                         ======     ======    ======     ======

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Amount outstanding..................................... $3,148 $  606
     Maximum amount borrowed during reporting period........ $3,323 $1,005
                                                             ------ ------

   . While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2018 or 2017.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

       (in millions)
       -------------
       Funding Agreements                       Date Issued       Amounts
       ------------------                       ----------------- -------
       10-year floating rate................... February 15, 2018 $1,148
       10-year floating rate................... February 15, 2018  1,277
       10-year floating rate................... February 15, 2018    175
       10-year floating rate................... February 6, 2018      87
       10-year floating rate................... January 25, 2018      31
       10-year floating rate................... January 13, 2017      57
       10-year floating rate................... February 1, 2017      67
       7-year floating rate.................... May 24, 2017          52
       10-year floating rate................... July 20, 2016        254

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and $763 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $744 million are currently expected to expire in 2019, and the remainder by 2020 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $1.3 billion and $1.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $659 million are expected to expire in 2019 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                  (in millions)
                  -------------
                  2019.................................... $16
                  2020....................................  16
                  2021....................................  16
                  2022....................................  20
                  2023....................................  12
                  Remaining years after 2023..............  17
                                                           ---
                  Total................................... $97
                                                           ===

Rent expense was $17 million, $20 million and $22 million in 2018, 2017 and 2016, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $40 million for these guarantee fund assessments at both December 31, 2018 and 2017, respectively. The Company has recorded receivables of $34 million at both December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2018 and 2017. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2018 and 2017, the Company had admitted assets of $142 million and $48 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

Business Interruption Insurance Recoveries

In 2017, the Company recorded $6 million in business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 and $355,000 at December 31, 2018 and 2017, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately
$143 million and received a cash payment from the fund of approximately
$18.9 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2018 and 2017, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                   Gross  Non-admitted Admitted Asset
(in millions)                                      Amount    Amount        Amount     Date of NAIC Filing
-------------                                      ------ ------------ -------------- -------------------
AIG Inc........................................... $    4     $ --          $  4             7/27/2018
AIG Direct - SER B................................      3        3            --                    NA
AIG Direct - SER A................................      3        3            --                    NA
AIG Direct - NON VOTING...........................      1        1            --                    NA
UG Corp COM.......................................      2        2            --                    NA
AGL Assignment Co LLC.............................      5        5            --                    NA
AGLIC INVESTMENTS BERMUDA LTD.....................    105       --           105        Not Applicable
AIG Home Loan 2, LLC..............................     80       --            80        Not Applicable
SunAmerica Affordable Housing LLC.................    682       --           682        Not Applicable
SunAmerica Asset Management LLC...................    123      123            --        Not Applicable
Selkirk No. 1 Investments.........................     13       --            13        Not Applicable
Selkirk No. 3A Investments........................      5       --             5        Not Applicable
                                                   ------     ----          ----
Total............................................. $1,026     $137          $889
                                                   ======     ====          ====

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $261 million and $215 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $97 million and $86 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2018 and 2017, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $106 million, $114 million and $109 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $104 million in 2018 and $103 million in 2017 and 2016, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019 upon the closing of U.S. Fund III was approximately $551.4 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
02660LAB6....... $  8,229  $  7,963    $  266    $  7,963   $  7,428  03/31/2018
75114NAA2.......    5,616     5,421       195       5,421      5,127  03/31/2018
17307G2Z0.......    3,252     3,212        40       3,212      3,133  03/31/2018
02660KAA0.......   15,540    14,921       619      14,921     14,648  03/31/2018
94985JBP4.......    1,979     1,880        99       1,880      1,816  03/31/2018
02147HAD4.......    7,479     7,213       266       7,213      7,069  03/31/2018
761118WQ7.......    8,639     8,277       362       8,277      7,559  03/31/2018
02147HAF9.......    3,920     3,855        65       3,855      3,808  03/31/2018
93934FNJ7.......   20,785    20,473       312      20,473     18,745  03/31/2018
59020UZ57.......   15,154    15,056        98      15,056     14,702  03/31/2018
43710EAD2.......    4,554     4,450       104       4,450      4,307  03/31/2018
12498FAC4.......       94        --        94          --         48  03/31/2018
94979XAD9.......      157        62        95          62          5  03/31/2018
74160MCZ3.......      223       217         6         217        218  03/31/2018
05946XMG5.......      602       273       329         273        386  03/31/2018
74160MEH1.......    1,086     1,026        60       1,026      1,077  03/31/2018
026930AA5.......    4,542     4,493        49       4,493      4,394  03/31/2018
43709XAF8.......    8,552     8,174       378       8,174      8,087  03/31/2018
466247KL6.......      506       292       214         292        481  03/31/2018
25702@AA4.......    1,499       898       601         898        898  03/31/2018
25702@AB2.......    1,499       898       601         898        898  03/31/2018
76110WLB0.......      890       708       182         708        888  03/31/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $114,797  $109,762    $5,035    $109,762   $105,722
                 ========  ========    ======    ========   ========
25702@AA4....... $  1,996  $  1,804    $  192    $  1,804   $  1,795  06/30/2018
25702@AB2.......    1,996     1,804       192       1,804      1,795  06/30/2018
007036UQ7.......    8,853     8,520       333       8,520      7,884  06/30/2018
32051GPM1.......    6,874     6,704       170       6,704      6,658  06/30/2018
94983KAA7.......   38,051    37,984        67      37,984     37,386  06/30/2018
32051GJ55.......    2,606     2,587        19       2,587      2,596  06/30/2018
02147HAC6.......    2,718     2,684        34       2,684      2,703  06/30/2018
69371VBH9.......    1,369     1,318        51       1,318      1,360  06/30/2018
12489WQX5.......   16,318    16,260        58      16,260     16,092  06/30/2018
466247PE7.......    7,410     7,375        35       7,375      7,313  06/30/2018
36298NBA1.......    5,702     5,175       527       5,175      5,620  06/30/2018
617451CZ0.......      186        --       186          --        148  06/30/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $ 94,079  $ 92,215    $1,864    $ 92,215   $ 91,350
                 ========  ========    ======    ========   ========
92922F3L0....... $ 31,808  $ 29,215    $2,593    $ 29,215   $ 30,712  09/30/2018
264407AA5.......   39,067    35,474     3,593      35,474     33,995  09/30/2018
45660L6N4.......   21,021    20,763       258      20,763     19,245  09/30/2018
92925VAF7.......   11,068    10,637       431      10,637     11,047  09/30/2018
93364FAD3.......   11,844    11,484       360      11,484     11,233  09/30/2018
68384CAB2.......   32,305    31,916       389      31,916     31,753  09/30/2018
939355AD5.......   25,805    25,601       204      25,601     25,620  09/30/2018
152314DP2.......    5,999     5,823       176       5,823      5,964  09/30/2018
                 --------  --------    ------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
92990GAA1....... $  6,416  $  6,342   $    74    $  6,342   $  6,254  09/30/2018
59020UFA8.......    1,720     1,643        77       1,643      1,533  09/30/2018
126671Z74.......      493       491         2         491        479  09/30/2018
466247KL6.......      317       170       147         170        248  09/30/2018
12669E2X3.......    1,778     1,767        11       1,767      1,689  09/30/2018
073868AA9.......    2,338     2,238       100       2,238      2,331  09/30/2018
04542BGW6.......      561       560         1         560        543  09/30/2018
12489WHZ0.......      599       598         1         598        576  09/30/2018
31359UPW9.......      916       791       125         791        740  09/30/2018
939336ZV8.......      650       591        59         591        649  09/30/2018
92922FEC8.......    1,677     1,669         8       1,669      1,647  09/30/2018
161546HD1.......    1,653     1,651         2       1,651      1,638  09/30/2018
939336C92.......      870       866         4         866        863  09/30/2018
94981XAF0.......      913       912         1         912        839  09/30/2018
94979XAC1.......      433       430         3         430        354  09/30/2018
43739EBC0.......    1,986     1,981         5       1,981      1,871  09/30/2018
45254NJN8.......      378       376         2         376        365  09/30/2018
03072SNF8.......    1,940     1,939         1       1,939      1,896  09/30/2018
12669FTC7.......    2,531     2,153       378       2,153      2,387  09/30/2018
466247BG7.......      112       101        11         101        106  09/30/2018
03072SKS3.......      634       633         1         633        620  09/30/2018
5899297K8.......    8,054     8,053         1       8,053      7,993  09/30/2018
35729PPX2.......    9,797     9,747        50       9,747      9,796  09/30/2018
94984MAB0.......    2,201     2,187        14       2,187      2,183  09/30/2018
94979UAL7.......    1,593     1,585         8       1,585      1,336  09/30/2018
94980PAL5.......      385       385        --         385        365  09/30/2018
12652CBB4.......   12,814    12,796        18      12,796     12,120  09/30/2018
12652CBC2.......    4,406     4,392        14       4,392      4,263  09/30/2018
126694PP7.......    6,295     6,228        67       6,228      6,216  09/30/2018
22541QQK1.......      896       710       186         710        767  09/30/2018
76110WVJ2.......    6,681     5,899       782       5,899      6,101  09/30/2018
949769AJ2.......      550       550        --         550        519  09/30/2018
466247DF7.......    1,619     1,610         9       1,610      1,603  09/30/2018
32027NGD7.......      808       806         2         806        796  09/30/2018
45254NJP3.......      180       180        --         180        173  09/30/2018
05948XTP6.......      292       240        52         240        280  09/30/2018
81746VCD0.......    5,271     5,253        18       5,253      5,184  09/30/2018
65535VMW5.......      156       156        --         156        156  09/30/2018
36228FZA7.......    1,077     1,071         6       1,071      1,077  09/30/2018
059511AQ8.......   70,956    62,300     8,656      62,300     63,781  09/30/2018
94974SAF0.......    1,202     1,197         5       1,197      1,185  09/30/2018
92922FEC8.......      667       664         3         664        655  09/30/2018
949802AC6.......      408       407         1         407        388  09/30/2018
94981DAP2.......      746       743         3         743        666  09/30/2018
43739EBD8.......      868       864         4         864        771  09/30/2018
466247GH0.......    1,141     1,139         2       1,139        999  09/30/2018
                 --------  --------   -------    --------   --------
Quarterly Total  $346,895  $327,977   $18,918    $327,977   $326,570
                 ========  ========   =======    ========   ========
88522NAA1....... $  8,588  $  8,448   $   140    $  8,448   $  8,323  12/31/2018
125439AA7.......   11,318    11,252        66      11,252     11,047  12/31/2018
07401EAE9.......   56,776    56,568       208      56,568     54,818  12/31/2018
94986QAA1.......   61,577    61,099       478      61,099     59,211  12/31/2018
17308FAA7.......    8,512     8,447        65       8,447      8,440  12/31/2018
45670BAL3.......   31,586    31,353       233      31,353     30,293  12/31/2018
02148BAA2.......   30,980    30,868       112      30,868     30,489  12/31/2018
                 --------  --------   -------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


(in thousands)
                 Amortized
                   Cost                                                       Date of
                  Before                                                     Financial
                  Current  Present Value of            Amortized  Fair Value Statement
                  Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP              OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----            --------- ---------------- ---------- ---------- ---------- ----------
92926UAF8....... $ 50,362  $        49,329   $ 1,033    $ 49,329   $ 49,459  12/31/2018
61748HLA7.......   20,943           20,289       654      20,289     19,045  12/31/2018
02660LAF7.......  249,880          248,330     1,550     248,330    245,826  12/31/2018
61745M4M2.......   31,210           30,827       383      30,827     30,029  12/31/2018
12628LAE0.......   16,163           15,997       166      15,997     15,030  12/31/2018
362290AM0.......    1,102            1,030        72       1,030      1,086  12/31/2018
12668BKA0.......   15,547           15,485        62      15,485     15,490  12/31/2018
65539CAW6.......   47,629           47,485       144      47,485     47,115  12/31/2018
61748HJY8.......    4,532            4,386       146       4,386      4,452  12/31/2018
94984GAD9.......    4,915            4,878        37       4,878      4,822  12/31/2018
07384YPN0.......    2,675            2,543       132       2,543      2,269  12/31/2018
17025TAR2.......    2,382            2,341        41       2,341      2,336  12/31/2018
59020UAY1.......    1,061            1,059         2       1,059        909  12/31/2018
94986DAA0.......    4,058            4,032        26       4,032      3,972  12/31/2018
949808BD0.......    4,133            4,111        22       4,111      3,875  12/31/2018
466247BE2.......    1,533            1,525         8       1,525      1,423  12/31/2018
5899296T0.......      438              436         2         436        366  12/31/2018
466247EC3.......    2,316            2,289        27       2,289      1,992  12/31/2018
12669DPR3.......      877              819        58         819        786  12/31/2018
45254NEJ2.......    1,403            1,397         6       1,397      1,384  12/31/2018
466247CP6.......    4,236            4,176        60       4,176      4,102  12/31/2018
92977TAE2.......    2,530            2,526         4       2,526      2,477  12/31/2018
05952GAE1.......   13,321           12,793       528      12,793     13,296  12/31/2018
36185NG87.......      230              228         2         228        209  12/31/2018
040104SN2.......    3,216            3,206        10       3,206      3,122  12/31/2018
07386HJT9.......    3,750            3,738        12       3,738      3,736  12/31/2018
93934FGB2.......    5,015            5,014         1       5,014      5,013  12/31/2018
65535VPY8.......   10,380            7,952     2,428       7,952     10,373  12/31/2018
362348AS3.......    4,836            4,478       358       4,478      4,834  12/31/2018
88156EAD8.......    6,809            6,539       270       6,539      6,713  12/31/2018
655378AH0.......   12,173           11,700       473      11,700     11,996  12/31/2018
073879BB3.......    1,945            1,559       386       1,559      1,595  12/31/2018
466247WT6.......    8,393            8,375        18       8,375      8,349  12/31/2018
94983JAG7.......    7,771            7,582       189       7,582      7,674  12/31/2018
12559QAG7.......   78,613           77,943       670      77,943     75,565  12/31/2018
46630GBD6.......   11,258           11,219        39      11,219     10,978  12/31/2018
94983TAE0.......    6,089            6,033        56       6,033      5,979  12/31/2018
94979UAM5.......      896              742       154         742        518  12/31/2018
74160MGT3.......    1,446              798       648         798      1,338  12/31/2018
94983YAK5.......    2,233            2,204        29       2,204      2,227  12/31/2018
073852AB1.......    9,012            6,054     2,958       6,054      8,882  12/31/2018
126694JS8.......    2,700            2,685        15       2,685      2,698  12/31/2018
12667FM77.......    7,980            7,939        41       7,939      7,853  12/31/2018
12667FUZ6.......    4,010            3,975        35       3,975      3,997  12/31/2018
693680BG4.......    1,865            1,851        14       1,851      1,749  12/31/2018
07384YPN0.......    1,824            1,733        91       1,733      1,543  12/31/2018
466247GJ6.......    2,702            2,528       174       2,528      2,084  12/31/2018
25702@AA4.......    3,540              898     2,642         898        898  12/31/2018
25702@AB2.......    3,540              898     2,642         898        898  12/31/2018
                 --------  ---------------   -------    --------   --------
Quarterly Total  $894,809  $       873,989   $20,820    $873,989   $864,983
                 ========  ===============   =======    ========   ========
                            Year-end total   $46,637
                                             =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               03350FAA4....   $ 2,601    $ 2,303      $ 2,600
               039483BC5....    24,278     26,529       24,007
               054536AC1....       400        394          400
               05565AAB9....    15,941     16,320       15,943
               05954TAJ0....    10,430     10,154       10,031
               05968DAA8....    18,500     19,425       18,500
               06051GGG8....    19,082     18,260       19,080
               06051GGM5....     3,632      3,510        3,634
               06051GGR4....    12,178     11,854       12,195
               06051GHA0....    98,682     93,525       98,723
               06051GHD4....     3,133      2,946        3,134
               064058AB6....    20,000     17,219       20,000
               06738CAG4....    53,546     87,098       54,528
               06738EBD6....    13,962     13,498       13,964
               111021AE1....    42,445     50,042       40,630
               13643EAA3....     5,344      5,576        5,165
               172967LJ8....    12,184     10,910       12,176
               172967LS8....    43,000     40,101       43,000
               172967LU3....    20,000     17,865       20,000
               21987DAB0....     1,498      1,496        1,498
               225401AF5....    16,005     15,118       16,013
               23311PAA8....     6,892      6,227        6,894
               25156PAC7....    77,328     86,455       75,639
               35177PAL1....    66,489     70,209       62,371
               38141GWV2....     7,000      6,535        7,000
               38148YAA6....    12,847     12,320       12,868
               404280BK4....     7,174      7,128        7,170
               404280BT5....     5,069      4,956        5,066
               46625HRY8....     1,423      1,427        1,423
               46647PAF3....     1,983      1,993        1,985
               46647PAJ5....     4,000      3,633        4,000
               46647PAK2....    29,000     25,954       29,000
               46647PAL0....    63,570     57,978       63,586
               46647PAN6....    17,805     17,541       17,817
               539439AQ2....    25,000     22,238       25,000
               59156RAP3....       443        451          443
               59156RBF4....    17,031     17,742       17,536
               60687YAT6....    22,758     23,229       22,760
               61744YAK4....     1,901      1,891        1,905
               61744YAP3....    23,058     22,833       23,092
               636792AB9....    10,500     10,430       10,500
               693475AK1....     6,399      6,503        6,399
               726503AE5....     5,521      4,791        5,523
               744320AM4....    13,299     13,025       13,301
               780097AH4....    20,289     50,982       22,798
               780097BG5....    24,000     22,909       24,000
               80281LAG0....     1,800      1,627        1,800
               80928HAA1....    11,280     11,196       11,280
               82669GAS3....    27,600     28,177       27,600
                               -------    -------      -------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               853254BM1....  $  2,765   $    2,737    $  2,765
               912810FH6....     1,013        1,409       1,206
               984121CQ4....     3,132        3,166       3,134
               98417EAR1....    22,025       19,338      21,978
               98417EAT7....     3,396        3,489       3,449
               G2214RAE1....     2,214        2,153       2,180
               M88269TJ0....     3,052        1,069       1,306
                              --------   ----------    --------
               Total          $985,897   $1,037,884    $979,995
                              ========   ==========    ========

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    55
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     4,843
   Bonds of affiliates......................................................        (2)
   Preferred stocks (unaffiliated)..........................................        13
   Common stocks (unaffiliated).............................................         5
   Common stocks of affiliates..............................................        --
   Cash and short-term investments..........................................        29
   Mortgage loans...........................................................       801
   Real estate..............................................................        50
   Contract loans...........................................................        82
   Other invested assets....................................................       395
   Derivative instruments...................................................       210
   Miscellaneous income.....................................................         7
                                                                               -------
Gross investment income.....................................................   $ 6,488
                                                                               =======
Real estate owned - book value less encumbrances............................   $   197
                                                                               =======
Mortgage loans - book value:
   Commercial mortgages.....................................................   $17,325
   Residential mortgages....................................................     1,661
   Mezzanine loans..........................................................       114
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $18,930
   Good standing with restructured terms....................................       169
   Interest overdue more than 90 days, not in foreclosure...................         1
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Partnerships - statement value..............................................   $ 4,224
                                                                               =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................       123
                                                                               =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less..........................................   $ 6,685
       Over 1 year through 5 years..........................................    24,267
       Over 5 years through 10 years........................................    22,732
       Over 10 years through 20 years.......................................    14,716
       Over 20 years........................................................    26,613
                                                                               -------
   Total maturity...........................................................   $95,013
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $54,946
       Class 2..............................................................    34,005
       Class 3..............................................................     3,043
       Class 4..............................................................     2,153
       Class 5..............................................................       711
       Class 6..............................................................       155
                                                                               -------
   Total by class...........................................................   $95,013
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $59,010
   Total bonds and short-term investments privately placed..................    36,003
                                                                               =======
   Preferred stocks - statement value.......................................   $   303
   Common stocks - market value.............................................       326
   Short-term investments - book value......................................       319
   Options, caps and floors owned - statement value.........................       478
   Collar, swap and forward agreements open - statement value...............       959
   Futures contracts open - current value...................................       (12)
   Cash on deposit..........................................................     1,102
                                                                               =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                                 December 31,
   (in millions)                                                     2018
   -------------                                                 ------------
   Life insurance in-force:
      Industrial................................................  $      808
      Ordinary..................................................      74,696
      Group.....................................................       4,317
   Amount of accidental death insurance in-force under ordinary
     policies...................................................   5,342,532
   Life insurance policies with disability provisions in-force:
      Industrial................................................         217
      Ordinary..................................................      35,918
      Group life................................................          41
   Supplementary contracts in-force:
      Ordinary - not involving life contingencies:
          Amount on deposit.....................................         798
          Income payable........................................          97
      Ordinary - involving life contingencies:
          Amount on deposit.....................................         229
          Income payable........................................          77
      Group - not involving life contingencies:
          Amount on deposit.....................................           2
                                                                  ==========
   Annuities:
      Ordinary:
          Immediate - amount of income payable..................  $    1,366
          Deferred, fully paid - account balance................      47,341
          Deferred, not fully paid - account balance............      29,333
      Group:
          Amount of income payable..............................         394
          Fully paid - account balance..........................         636
          Not fully paid - account balance......................      20,347
                                                                  ==========
   Accident and health insurance - premiums in-force:
      Other.....................................................  $      105
      Group.....................................................           2
      Credit....................................................          --
                                                                  ==========
   Deposit funds and dividend accumulations:
      Deposit funds - account balance...........................  $    6,514
      Dividend accumulations - account balance..................         591
                                                                  ==========
   Claim payments in 2018:
      Group accident & health:
          2018..................................................  $      146
          2017..................................................       3,611
          2016..................................................       2,896
          2015..................................................       1,669
          2014..................................................         558
          Prior.................................................       7,157
      Other accident & health:
          2018..................................................     (22,664)
          2017..................................................     (12,607)
          2016..................................................      (7,122)
          2015..................................................      (2,914)
          2014..................................................      (2,047)
          Prior.................................................      (4,627)
                                                                  ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $176.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $127.2 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                  Percentage
                                                                   of Total
                                                                   Admitted
              Issuer            Description of Exposure    Amount   Assets
   -   ---------------------- ---------------------------- ------ ----------
   a.  Ambrose 2013-5         BONDS                        $1,230    1.00%
   b.  Ambrose 2013-3         BONDS                         1,122    0.90
   c.  L Street II LLC        BONDS                           958    0.80
   d.  JPMORGAN               BONDS                           866    0.70
   e.  Ambrose 2013-2         BONDS                           816    0.60
   f.  SUNAMERICA INVESTMENT
         INC.                 OIA PSA                         683    0.50
   g.  MORGAN STANLEY         BONDS                           638    0.50
   h.  WELLS FARGO            BONDS                           601    0.50
   i.  CITIGROUP              BONDS                           598    0.50
   j.  Varagon                BONDS/OTHER INVESTED ASSETS     598    0.50

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

           Bonds and Short-Term Investments        Preferred Stocks
           --------------------------------   -------------------------
                                  Percentage                  Percentage
                                   of Total                    of Total
                                   Admitted     NAIC           Admitted
           NAIC Rating   Amount     Assets     Rating  Amount   Assets
           -----------   -------  ----------  -------- ------ ----------
            NAIC - 1.... $54,946    43.20%    P/RP - 1  $107     0.10%
            NAIC - 2....  34,005    26.70     P/RP - 2   113     0.10
            NAIC - 3....   3,043     2.40     P/RP - 3    --       --
            NAIC - 4....   2,153     1.70     P/RP - 4    --       --
            NAIC - 5....     711     0.60     P/RP - 5    83     0.10
            NAIC - 6....     155     0.10     P/RP - 6    --       --

4. Assets held in foreign investments:

                                                                              Percentage
                                                                              of Total
                                                                              Admitted
                                                                     Amount    Assets
                                                                     -------- ----------
a.  Total admitted assets held in foreign investments............... $26,697   21.00%
b.  Foreign currency denominated investments........................   7,038     5.50
c.  Insurance liabilities denominated in that same foreign currency.      --       --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                          of Total
                                                          Admitted
                                                 Amount    Assets
                                                 -------- ----------
          a.  Countries rated NAIC - 1.......... $23,446   18.40%
          b.  Countries rated NAIC - 2..........   2,130     1.70
          c.  Countries rated NAIC - 3 or below.   1,120     0.90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $7,799    6.10%
                  Country 2: Australia                2,014    1.60
          b.   Countries rated NAIC - 2
                  Country 1: Mexico                     483    0.40
                  Country 2: Colombia                   276    0.20
          c.   Countries rated NAIC - 3 or below
                  Country 1: Brazil                     456    0.40
                  Country 2: Guernsey, States of        153    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure. $7,038    5.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                  Amount    Assets
                                                  ------- ----------
           a.  Countries rated NAIC - 1           $6,971     5.50%
           b.  Countries rated NAIC - 2                5       --
           c.  Countries rated NAIC - 3 or below      61       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $3,890    3.10%
                  Country 2: Ireland                    979    0.80
          b.   Countries rated NAIC - 2
                  Country 1: Peru                         3      --
                  Country 2: Mexico                       2      --
          c.   Countries rated NAIC - 3 or below
                  Country 1: Guernsey, States of         51      --
                  Country 2: Turkey                       5      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                      Percentage
                                                                                       of Total
                                                                                       Admitted
                                                                  NAIC Rating  Amount   Assets
                                                                  -----------  ------ ----------
                                                                  COMMERCIAL
                                                                  MORTGAGE
a.  BAILEY ACQUISITIONS LIMITED.................................. LOAN          $373     0.30%
b.  Intrepid Mines Limited....................................... NAIC 1         340     0.30
                                                                  COMMERCIAL
                                                                  MORTGAGE
c.  DK Resi Holdco I ApS......................................... LOAN           307     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
d.  Downing Students (Exeter) Limited Partnership Incorporated... LOAN           282     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
e.  GS LONDON PORTFOLIO II UNIT TRUST............................ LOAN           264     0.20
f.  AstraZeneca PLC.............................................. NAIC 1         253     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
g.  Atlantic Estates Limited..................................... LOAN           253     0.20
h.  Anheuser-Busch InBev Worldwide Inc........................... NAIC 1         249     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
i.  The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu. LOAN           245     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
j.  Divanyx Investments Limited.................................. LOAN           243     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
         a.  SUNAMERICA AFFORDABLE HOUSING LLC.......  $683     0.50%
         b.  AIGGRE U.S. Real Estate Fund II LP......   445     0.30
         c.  FEDERAL HOME LOAN BANK OF DALLAS........   138     0.10
         d.  Metropark Investor LLC..................   133     0.10
         e.  Marina..................................   128     0.10
         f.  AIGGRE U.S. Real Estate Fund I LP.......   113     0.10
         g.  Think Investments Fund LP...............   103     0.10
         h.  CENTAUR FUNDING CORPORATION.............   102     0.10
         i.  CADIAN FUND LP..........................    93     0.10
         j.  AIGGRE Europe Real Estate Fund I S.C.SP.    90     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                        Percentage
                                                                                         of Total
                                                                                         Admitted
                                                                                 Amount   Assets
                                                                                 ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed
  equities:..................................................................... $2,398    1.90%
Largest three investments held in nonaffiliated, privately placed equities:
a.   Marina..................................................................... $  128    0.10
b.   Think Investments Fund LP..................................................    103    0.10
c.   CADIAN FUND LP.............................................................     93    0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY    $366     0.30%
     b.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR    328     0.30
     c.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555147, DK     294     0.20
     d.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    266     0.20
     e.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY     258     0.20
     f.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR    255     0.20
     g.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IR     247     0.20
     h.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002372, NY     221     0.20
     i.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555138, GBR    219     0.20
     j.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002457, NY     214     0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
      a.  Construction loans                             $235     0.20%
      b.  Mortgage loans over 90 days past due             --       --
      c.  Mortgage loans in the process of foreclosure     --       --
      d.  Mortgage loans foreclosed                        --       --
      e.  Restructured mortgage loans                     169     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential        Commercial       Agricultural
                     ----------------  -----------------  ----------------
                            Percentage         Percentage        Percentage
                             of Total           of Total          of Total
                             Admitted           Admitted          Admitted
     Loan-to-Value   Amount   Assets   Amount    Assets   Amount   Assets
     -------------   ------ ---------- ------- ---------- ------ ----------
     a.  above 95%..  $ --       --%   $     6      --%    $--       --%
     b.  91% to 95%.    11       --         --      --      --       --
     c.  81% to 90%.   512     0.40         84    0.10      --       --
     d.  71% to 80%.   694     0.50        513    0.40      --       --
     e.  below 70%..   443     0.30     16,665   13.10      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                 Unaudited At End of Each Quarter
                                                                 --------------------------------
                                                                   1st        2nd        3rd
                                                  At Year-End    Quarter    Quarter    Quarter
                                               ----------------  -------    -------    -------
                                                      Percentage
                                                       of Total
                                                       Admitted
                                               Amount   Assets   Amount     Amount     Amount
                                               ------ ---------- -------    -------    -------
a.  Securities lending (do not include assets.
    held as collateral for such transactions).  $447     0.40%   $2,245     $1,254      $717
b.  Repurchase agreements.....................   129     0.10       128        110       242
c.  Reverse repurchase agreements.............    --       --        --         --        --
d.  Dollar repurchase agreements..............    --       --        --         --        --
e.  Dollar reverse repurchase agreements......    --       --        --         --        --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                        Owned            Written
                                  ----------------  ----------------
                                         Percentage        Percentage
                                          of Total          of Total
                                          Admitted          Admitted
                                  Amount   Assets   Amount   Assets
                                  ------ ---------- ------ ----------
           a.  Hedging...........  $--       --%     $--       --%
           b.  Income generation.   --       --       --       --
           c.  Other.............   --       --       --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $461     0.40%    $447       $425       $415
        b.  Income generation.    --       --       --         --         --
        c.  Replications......    --       --       --         --         --
        d.  Other.............    --       --       --         --         --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $--       --%     $167       $146        $--
        b.  Income generation.   --       --        --         --         --
        c.  Replications......   --       --        --         --         --
        d.  Other.............   --       --        --         --         --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   729     0.6%   $   729     $--      $   729      0.6%
   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................     219     0.2        219      --          219      0.2

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   3,025     2.4      3,025      --        3,025      2.4

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     304     0.2        304      --          304      0.2
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     331     0.3        331      --          331      0.3
       Revenue and assessment obligations............................   2,634     2.1      2,634      --        2,634      2.1
       Industrial development and similar obligations................      77     0.1         77      --           77      0.1

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      43      --         43      --           43       --
          Issued or guaranteed by FNMA and FHLMC.....................   2,357     1.9      2,357      --        2,357      1.9
              All other..............................................   3,468     2.8      3,468      --        3,468      2.8
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   4,407     3.6      4,407      --        4,407      3.6
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
              All other..............................................   7,722     6.2      7,722      --        7,722      6.2

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  48,119    38.9     48,119      --       48,119     38.9
       Unaffiliated non-U.S. securities (including Canada)...........  21,258    17.2     21,258      --       21,258     17.2
       Affiliated securities.........................................      --      --         --      --           --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018

                                                                  Gross Investment   Admitted Assets as Reported in the Annual
                                                                      Holdings                      Statement
(in millions)                                                    ------------------  --------------------------------------
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested
                                                                                                Collateral  Total
Investment Categories                                             Amount  Percentage  Amount      Amount    Amount  Percentage
---------------------                                            -------- ---------- --------   ---------- -------- ----------
Equity interests:
   Investments in mutual funds.................................. $     41     --%    $     41      $ --    $     41     --%
   Preferred stocks:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................      303    0.2          303        --         303    0.2
   Publicly traded equity securities (excluding preferred
     stocks):
       Affiliated...............................................      109    0.1          109        --         109    0.1
       Unaffiliated.............................................      159    0.1          159        --         159    0.1
   Other equity securities:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................        3     --            3        --           3     --
   Other equity interests including tangible personal property under lease:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................       --     --           --        --          --     --
Mortgage loans:
   Construction and land development............................    1,224    1.0        1,224        --       1,224    1.0
   Agricultural.................................................       --     --           --        --          --     --
   Single family residential properties.........................    1,661    1.3        1,661        --       1,661    1.3
   Multifamily residential properties...........................    4,786    4.0        4,786        --       4,786    4.0
   Commercial loans.............................................   11,143    9.0       11,143        --      11,143    9.0
   Mezzanine real estate loans..................................      114    0.1          114        --         114    0.1
Real estate investments:
   Property occupied by company.................................       53     --           53        --          53     --
   Property held for production of income (includes
     $2 million of property acquired in satisfaction of
     debt)......................................................      111    0.1          111        --         111    0.1
   Property held for sale (includes $34 million of property
     acquired in satisfaction of debt)..........................       33     --           33        --          33     --
Contract loans..................................................    1,307    1.1        1,307        --       1,307    1.1
Derivatives.....................................................    1,635    1.3        1,635        --       1,635    1.3
Receivables for securities......................................      138    0.1          138        --         138    0.1
Securities lending reinvested collateral assets.................      352    0.3          352       XXX         XXX    XXX
Cash, cash equivalents and short-term investments...............    1,547    1.3        1,547       352       1,899    1.5
Other invested assets...........................................    4,246    3.4        4,246        --       4,246    3.4
                                                                 --------    ---     --------      ----    --------    ---
Total invested assets........................................... $123,658    100%    $123,658      $352    $123,658    100%
                                                                 ========    ===     ========      ====    ========    ===

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.

      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.



(b) Exhibits



(1)      Resolutions Establishing Separate Account....................................................... 3
(2)      Custody Agreements.............................................................................. Not Applicable
(3)      (a)  Distribution Contract...................................................................... 12
         (b)  Selling Agreement.......................................................................... 9
(4)      (a)  Variable Annuity Contract.................................................................. 4
         (b)  Variable Annuity Certificate............................................................... 4
         (c)  Tax Sheltered Annuity (403(b)) Endorsement................................................. 4
         (d)  Optional Income Benefit Endorsement........................................................ 6
(5)      (a)  Application for Contract................................................................... 4
         (b)  Merger Endorsement......................................................................... 9
(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company, effective December 31, 1991....................................................... 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995................................................. 2
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement........................................... 8
         (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 8
         (c)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 9
(9)      Opinion of Counsel and Consent of Depositor..................................................... 10
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... 12
         (b)  Notice of Termination of Support Agreement................................................. 7
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company...................... 11
         (d)  Specimen Agreement and Plan of Merger...................................................... 9
         (e)  CMA Termination Agreement.................................................................. 13


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession
  No. 0000950148-07-000088.

7 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

8 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

9 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

10 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185794 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014453.

11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.


12 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019.


13 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185794 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153168.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


(7)   301 Grant Street, Pittsburgh, PA, 15219



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 51, of which 51 were qualified contracts and 0 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of April, 2019.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 23, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 23, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                           Director and President, Life Insurance           April 23, 2019
------------------------------
RODNEY E. RISHEL

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent